UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 08/31/2024

Date of reporting period: 08/31/2024

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.
iShares ESG Aware MSCI USA ETF

ESGU |NASDAQ

Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares ESG Aware MSCI USA ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA ETF	$17	0.15%

How did the Fund perform last year?

  U.S. stocks registered solid gains during the reporting period, as investor confidence increased over hopes of interest rate cuts and robust corporate earnings.

  The United States experienced stronger-than-expected economic growth driven by robust consumer spending and business investment. Meanwhile, inflation measures continued to trend downward, prompting comments by U.S. Federal Reserve Bank officials that indicated interest rate cuts would be forthcoming.

  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.

  While environmental, social, and governance (“ESG”) issues continued to feature in headlines, investor interest in sustainable investing ETFs was mixed during the reporting period in the United States.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector, particularly semiconductor manufacturers that provide the backbone for the complex calculations required for AI algorithms. The financials sector, most notably financial services, outperformed due to significant merger and acquisition activity; banks consolidated to manage rising costs and regulatory pressures, while digital transformation spurred acquisitions in financial technology. Companies within the industrials sector helped performance due to unexpectedly strong economic data, including higher durable goods orders and manufacturing growth. Enhanced infrastructure spending and reduced supply chain issues also fueled growth within the sector.

What detracted from performance?

There were no meaningful detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: December 1, 2016 through August 31, 2024

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Extended ESG Focus Index
Nov 16	$10,000	$10,000	$10,000
Dec 16	$10,228	$10,228	$10,237
Jan 17	$10,416	$10,440	$10,429
Feb 17	$10,833	$10,851	$10,851
Mar 17	$10,859	$10,866	$10,878
Apr 17	$10,989	$10,983	$11,013
May 17	$11,137	$11,133	$11,163
Jun 17	$11,201	$11,203	$11,230
Jul 17	$11,417	$11,431	$11,451
Aug 17	$11,455	$11,469	$11,490
Sep 17	$11,659	$11,703	$11,702
Oct 17	$11,982	$11,971	$12,020
Nov 17	$12,298	$12,335	$12,343
Dec 17	$12,402	$12,469	$12,451
Jan 18	$13,121	$13,184	$13,176
Feb 18	$12,641	$12,700	$12,691
Mar 18	$12,347	$12,391	$12,397
Apr 18	$12,402	$12,440	$12,454
May 18	$12,678	$12,744	$12,732
Jun 18	$12,786	$12,830	$12,842
Jul 18	$13,279	$13,291	$13,340
Aug 18	$13,721	$13,731	$13,787
Sep 18	$13,782	$13,794	$13,849
Oct 18	$12,768	$12,836	$12,826
Nov 18	$13,076	$13,086	$13,139
Dec 18	$11,889	$11,907	$11,945
Jan 19	$12,848	$12,887	$12,913
Feb 19	$13,274	$13,318	$13,345
Mar 19	$13,547	$13,564	$13,620
Apr 19	$14,107	$14,108	$14,185
May 19	$13,190	$13,216	$13,262
Jun 19	$14,133	$14,144	$14,215
Jul 19	$14,352	$14,363	$14,438
Aug 19	$14,076	$14,113	$14,162
Sep 19	$14,337	$14,364	$14,435
Oct 19	$14,685	$14,677	$14,787
Nov 19	$15,246	$15,229	$15,353
Dec 19	$15,718	$15,675	$15,830
Jan 20	$15,804	$15,706	$15,921
Feb 20	$14,516	$14,425	$14,626
Mar 20	$12,748	$12,595	$12,841
Apr 20	$14,418	$14,252	$14,524
May 20	$15,173	$14,994	$15,287
Jun 20	$15,542	$15,336	$15,661
Jul 20	$16,452	$16,246	$16,581
Aug 20	$17,707	$17,466	$17,847
Sep 20	$17,004	$16,814	$17,141
Oct 20	$16,576	$16,377	$16,713
Nov 20	$18,526	$18,272	$18,681
Dec 20	$19,253	$19,025	$19,417
Jan 21	$19,141	$18,849	$19,306
Feb 21	$19,626	$19,341	$19,798
Mar 21	$20,375	$20,068	$20,557
Apr 21	$21,427	$21,161	$21,621
May 21	$21,557	$21,262	$21,754
Jun 21	$22,145	$21,854	$22,354
Jul 21	$22,636	$22,371	$22,850
Aug 21	$23,322	$23,031	$23,547
Sep 21	$22,208	$21,944	$22,424
Oct 21	$23,783	$23,475	$24,018
Nov 21	$23,489	$23,238	$23,725
Dec 21	$24,409	$24,157	$24,656
Jan 22	$22,958	$22,789	$23,193
Feb 22	$22,227	$22,121	$22,457
Mar 22	$22,975	$22,899	$23,215
Apr 22	$20,891	$20,823	$21,111
May 22	$20,867	$20,777	$21,090
Jun 22	$19,117	$19,058	$19,323
Jul 22	$20,914	$20,835	$21,142
Aug 22	$20,067	$20,019	$20,288
Sep 22	$18,169	$18,162	$18,371
Oct 22	$19,625	$19,604	$19,846
Nov 22	$20,726	$20,671	$20,963
Dec 22	$19,474	$19,455	$19,699
Jan 23	$20,733	$20,747	$20,976
Feb 23	$20,202	$20,240	$20,441
Mar 23	$20,892	$20,959	$21,141
Apr 23	$21,139	$21,225	$21,393
May 23	$21,220	$21,363	$21,478
Jun 23	$22,589	$22,788	$22,867
Jul 23	$23,372	$23,572	$23,662
Aug 23	$22,990	$23,175	$23,279
Sep 23	$21,845	$22,088	$22,122
Oct 23	$21,330	$21,580	$21,605
Nov 23	$23,390	$23,615	$23,680
Dec 23	$24,483	$24,728	$24,789
Jan 24	$24,828	$25,113	$25,142
Feb 24	$26,115	$26,460	$26,448
Mar 24	$26,943	$27,302	$27,291
Apr 24	$25,836	$26,175	$26,172
May 24	$27,067	$27,425	$27,422
Jun 24	$28,011	$28,406	$28,382
Jul 24	$28,420	$28,762	$28,801
Aug 24	$29,086	$29,456	$29,481

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	Since Fund Inception
Fund NAV...
26.51%	15.62%	14.77%
Fund Market...
26.48	15.62	14.76
MSCI USA Index...
27.10	15.85	14.96
MSCI USA Extended ESG Focus Index...
26.64	15.79	14.97

Key Fund statistics

Net Assets...
$12,987,728,257
Number of Portfolio Holdings...
287
Net Investment Advisory Fees...
$19,165,717
Portfolio Turnover Rate...
22%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

The inception date of the Fund was December 1, 2016. The first day of secondary market trading was December 2, 2016.

The performance of the MSCI USA Extended ESG Focus Index in this report reflects the performance of the MSCI USA ESG Focus Index through May 31, 2018 and, beginning on June 1, 2018, the performance of the MSCI USA Extended ESG Focus Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
32.0%
Health Care...
12.5
Financials...
12.1
Industrials...
9.9
Consumer Discretionary...
8.9
Communication Services...
7.8
Consumer Staples...
6.4
Energy...
3.8
Utilities...
2.3
Real Estate...
2.2
Materials...
2.1

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
6.6%
NVIDIA Corp...
6.1
Microsoft Corp...
6.1
Amazon.com, Inc...
3.3
Alphabet, Inc., Class C, NVS...
2.3
Meta Platforms, Inc., Class A...
2.2
Eli Lilly & Co...
1.6
Broadcom, Inc...
1.4
JPMorgan Chase & Co...
1.3
Tesla, Inc...
1.2

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware MSCI USA ETF

Annual Shareholder Report — August 31, 2024

ESGU-08/24-AR

iShares ESG Aware MSCI USA Growth ETF

EGUS |Cboe BZX

Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares ESG Aware MSCI USA Growth ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Growth ETF	$21	0.18%

How did the Fund perform last year?

  U.S. stocks registered solid gains during the reporting period, as investor confidence increased over hopes of interest rate cuts and robust corporate earnings.

  The United States experienced stronger-than-expected economic growth driven by robust consumer spending and business investment. Meanwhile, inflation measures continued to trend downward, prompting comments by U.S. Federal Reserve Bank officials that indicated interest rate cuts would be forthcoming.

  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.

  While environmental, social, and governance (“ESG”) issues continued to feature in headlines, investor interest in sustainable investing ETFs was mixed during the reporting period in the United States.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector, particularly semiconductor manufacturers that provide the backbone for the complex calculations required for AI algorithms. The communications sector, namely interactive media and services and entertainment companies, benefited from rising consumer demand for digital connectivity and significant expansion in the fifth generation of wireless cellular technology, which is designed to be faster, more reliable, and more flexible than previous generations. The healthcare sector helped performance, driven by medical technology advancements, increased demand for diagnostic equipment, and robust growth in telehealth services.

What detracted from performance?

There were no meaningful detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 31, 2023 through August 31, 2024

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Growth Extended ESG Focus Index
Jan 23	$10,000	$10,000	$10,000
Feb 23	$9,850	$9,756	$9,847
Mar 23	$10,587	$10,102	$10,587
Apr 23	$10,716	$10,231	$10,718
May 23	$11,232	$10,297	$11,237
Jun 23	$12,013	$10,984	$12,021
Jul 23	$12,428	$11,362	$12,439
Aug 23	$12,372	$11,170	$12,384
Sep 23	$11,642	$10,646	$11,654
Oct 23	$11,415	$10,401	$11,427
Nov 23	$12,755	$11,382	$12,757
Dec 23	$13,297	$11,919	$13,299
Jan 24	$13,582	$12,104	$13,588
Feb 24	$14,527	$12,754	$14,537
Mar 24	$14,741	$13,159	$14,755
Apr 24	$14,098	$12,616	$14,112
May 24	$15,003	$13,219	$15,021
Jun 24	$16,040	$13,691	$16,063
Jul 24	$15,757	$13,863	$15,781
Aug 24	$16,042	$14,198	$16,069

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
29.66%	34.84%
Fund Market...
29.54	34.80
MSCI USA Index...
27.10	24.82
MSCI USA Growth Extended ESG Focus Index...
29.76	34.99

Key Fund statistics

Net Assets...
$8,110,750
Number of Portfolio Holdings...
100
Net Investment Advisory Fees...
$10,614
Portfolio Turnover Rate...
36%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

The inception date of the Fund was January 31, 2023. The first day of secondary market trading was February 2, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
51.4%
Communication Services...
11.5
Consumer Discretionary...
11.4
Health Care...
9.6
Industrials...
6.6
Financials...
5.0
Consumer Staples...
2.0
Energy...
1.3
Materials...
0.9
Real Estate...
0.3

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
12.7%
NVIDIA Corp...
11.9
Microsoft Corp...
11.7
Amazon.com, Inc...
6.3
Alphabet, Inc., Class C, NVS...
4.7
Meta Platforms, Inc., Class A...
4.0
Eli Lilly & Co...
3.1
Tesla, Inc...
2.4
Visa, Inc., Class A...
1.9
Alphabet, Inc., Class A...
1.9

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware MSCI USA Growth ETF

Annual Shareholder Report — August 31, 2024

EGUS-08/24-AR

iShares ESG Aware MSCI USA Small-Cap ETF

ESML |Cboe BZX

Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares ESG Aware MSCI USA Small-Cap ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Small-Cap ETF	$18	0.17%

How did the Fund perform last year?

  U.S. stocks registered solid gains during the reporting period, as investor confidence increased over hopes of interest rate cuts and robust corporate earnings.

  The United States experienced stronger-than-expected economic growth driven by robust consumer spending and business investment. Meanwhile, inflation measures continued to trend downward, prompting comments by U.S. Federal Reserve Bank officials that indicated interest rate cuts would be forthcoming.

  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.

  While environmental, social, and governance (“ESG”) issues continued to feature in headlines, investor interest in sustainable investing ETFs was mixed during the reporting period in the United States.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the financials sector, most notably banks, which outperformed due to strong economic indicators such as solid retail sales. Improved market sentiment also lifted bank stocks. Stocks in the industrials sector helped performance due to unexpectedly strong economic data, including higher durable goods orders and manufacturing growth. Enhanced infrastructure spending and reduced supply chain issues also fueled sector growth. Within consumer discretionary, companies benefited from robust consumer spending, rising wages, and lower unemployment figures. Amid ongoing AI enthusiasm, the information technology sector also contributed positively to the Fund’s return, most notably among application software companies that have integrated AI into their product offerings.

What detracted from performance?

There were no meaningful detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 10, 2018 through August 31, 2024

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Small Cap Extended ESG Focus Index
Mar 18	$10,000	$10,000	$10,000
Apr 18	$9,976	$9,980	$9,980
May 18	$10,530	$10,223	$10,535
Jun 18	$10,639	$10,293	$10,647
Jul 18	$10,828	$10,662	$10,837
Aug 18	$11,316	$11,015	$11,331
Sep 18	$11,099	$11,065	$11,113
Oct 18	$9,963	$10,297	$9,973
Nov 18	$10,160	$10,498	$10,173
Dec 18	$9,005	$9,552	$9,016
Jan 19	$10,071	$10,338	$10,084
Feb 19	$10,567	$10,684	$10,586
Mar 19	$10,469	$10,881	$10,484
Apr 19	$10,839	$11,318	$10,856
May 19	$10,040	$10,602	$10,050
Jun 19	$10,741	$11,347	$10,752
Jul 19	$10,888	$11,522	$10,900
Aug 19	$10,446	$11,322	$10,458
Sep 19	$10,643	$11,523	$10,660
Oct 19	$10,843	$11,774	$10,862
Nov 19	$11,246	$12,217	$11,268
Dec 19	$11,574	$12,575	$11,599
Jan 20	$11,253	$12,599	$11,275
Feb 20	$10,246	$11,572	$10,267
Mar 20	$8,012	$10,104	$8,027
Apr 20	$9,211	$11,433	$9,230
May 20	$9,790	$12,028	$9,808
Jun 20	$10,092	$12,303	$10,118
Jul 20	$10,507	$13,033	$10,536
Aug 20	$11,028	$14,011	$11,060
Sep 20	$10,720	$13,489	$10,755
Oct 20	$11,019	$13,138	$11,055
Nov 20	$12,844	$14,658	$12,889
Dec 20	$13,862	$15,262	$13,915
Jan 21	$14,443	$15,121	$14,505
Feb 21	$15,345	$15,515	$15,415
Mar 21	$15,664	$16,099	$15,735
Apr 21	$16,254	$16,975	$16,327
May 21	$16,226	$17,057	$16,303
Jun 21	$16,454	$17,532	$16,535
Jul 21	$16,136	$17,946	$16,215
Aug 21	$16,425	$18,476	$16,509
Sep 21	$15,952	$17,604	$16,038
Oct 21	$16,676	$18,832	$16,767
Nov 21	$15,981	$18,642	$16,070
Dec 21	$16,540	$19,379	$16,634
Jan 22	$15,272	$18,281	$15,357
Feb 22	$15,437	$17,746	$15,524
Mar 22	$15,638	$18,370	$15,725
Apr 22	$14,287	$16,704	$14,368
May 22	$14,272	$16,668	$14,354
Jun 22	$12,975	$15,288	$13,048
Jul 22	$14,341	$16,714	$14,421
Aug 22	$13,957	$16,059	$14,032
Sep 22	$12,696	$14,570	$12,763
Oct 22	$13,977	$15,727	$14,053
Nov 22	$14,562	$16,582	$14,645
Dec 22	$13,691	$15,607	$13,770
Jan 23	$15,107	$16,644	$15,192
Feb 23	$14,894	$16,237	$14,978
Mar 23	$14,204	$16,814	$14,284
Apr 23	$13,992	$17,027	$14,071
May 23	$13,725	$17,138	$13,802
Jun 23	$14,885	$18,281	$14,965
Jul 23	$15,652	$18,910	$15,737
Aug 23	$15,039	$18,591	$15,119
Sep 23	$14,144	$17,720	$14,220
Oct 23	$13,237	$17,312	$13,308
Nov 23	$14,437	$18,944	$14,514
Dec 23	$16,061	$19,837	$16,148
Jan 24	$15,524	$20,146	$15,608
Feb 24	$16,399	$21,227	$16,489
Mar 24	$17,043	$21,902	$17,141
Apr 24	$15,878	$20,998	$15,972
May 24	$16,576	$22,001	$16,681
Jun 24	$16,345	$22,788	$16,449
Jul 24	$17,615	$23,074	$17,733
Aug 24	$17,550	$23,630	$17,671

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	Since Fund Inception
Fund NAV...
16.70%	10.94%	9.19%
Fund Market...
16.73	10.93	9.21
MSCI USA Index...
27.10	15.85	14.40
MSCI USA Small Cap Extended ESG Focus Index...
16.88	11.06	9.32

Key Fund statistics

Net Assets...
$1,811,618,628
Number of Portfolio Holdings...
909
Net Investment Advisory Fees...
$2,555,261
Portfolio Turnover Rate...
35%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

The inception date of the Fund was April 10, 2018. The first day of secondary market trading was April 12, 2018.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
18.9%
Financials...
16.3
Consumer Discretionary...
14.7
Information Technology...
13.4
Health Care...
13.0
Real Estate...
5.8
Materials...
5.2
Energy...
4.6
Consumer Staples...
3.7
Utilities...
2.3
Communication Services...
2.1

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Casey's General Stores, Inc...
0.5%
U.S. Foods Holding Corp...
0.5
Janus Henderson Group PLC...
0.5
KBR, Inc...
0.4
Ingredion, Inc...
0.4
Rexford Industrial Realty, Inc...
0.4
Murphy USA, Inc...
0.4
Jones Lang LaSalle, Inc...
0.4
TechnipFMC PLC...
0.4
Guidewire Software, Inc...
0.4

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware MSCI USA Small-Cap ETF

Annual Shareholder Report — August 31, 2024

ESML-08/24-AR

iShares ESG Aware MSCI USA Value ETF

EVUS |Cboe BZX

Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares ESG Aware MSCI USA Value ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Value ETF	$20	0.18%

How did the Fund perform last year?

  U.S. stocks registered solid gains during the reporting period, as investor confidence increased over hopes of interest rate cuts and robust corporate earnings.

  The United States experienced stronger-than-expected economic growth driven by robust consumer spending and business investment. Meanwhile, inflation measures continued to trend downward, prompting comments by U.S. Federal Reserve Bank officials that indicated interest rate cuts would be forthcoming.

  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.

  While environmental, social, and governance (“ESG”) issues continued to feature in headlines, investor interest in sustainable investing ETFs was mixed during the reporting period in the United States.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the financials sector, most notably financial services and banks, which outperformed due to strong economic indicators such as solid retail sales. Improved market sentiment and recovering risk assets also lifted bank stocks. Stocks in the industrials sector helped performance due to unexpectedly strong economic data, including higher durable goods orders and manufacturing growth. Enhanced infrastructure spending and reduced supply chain issues also fueled sector growth. The information technology sector contributed positively to the Fund’s performance, particularly semiconductor manufacturers that provide the backbone for the complex calculations required for AI algorithms.

What detracted from performance?

There were no meaningful detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 31, 2023 through August 31, 2024

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Value Extended ESG Focus Index
Jan 23	$10,000	$10,000	$10,000
Feb 23	$9,615	$9,756	$9,612
Mar 23	$9,537	$10,102	$9,537
Apr 23	$9,645	$10,231	$9,646
May 23	$9,238	$10,297	$9,239
Jun 23	$9,783	$10,984	$9,787
Jul 23	$10,138	$11,362	$10,145
Aug 23	$9,862	$11,170	$9,869
Sep 23	$9,459	$10,646	$9,467
Oct 23	$9,175	$10,401	$9,186
Nov 23	$9,857	$11,382	$9,871
Dec 23	$10,391	$11,919	$10,407
Jan 24	$10,412	$12,104	$10,429
Feb 24	$10,773	$12,754	$10,792
Mar 24	$11,302	$13,159	$11,325
Apr 24	$10,833	$12,616	$10,857
May 24	$11,129	$13,219	$11,156
Jun 24	$11,122	$13,691	$11,151
Jul 24	$11,709	$13,863	$11,740
Aug 24	$12,043	$14,198	$12,079

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
22.12%	12.48%
Fund Market...
22.17	12.52
MSCI USA Index...
27.10	24.82
MSCI USA Value Extended ESG Focus Index...
22.39	12.69

Key Fund statistics

Net Assets...
$5,902,496
Number of Portfolio Holdings...
237
Net Investment Advisory Fees...
$8,174
Portfolio Turnover Rate...
38%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

The inception date of the Fund was January 31, 2023. The first day of secondary market trading was February 2, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
18.6%
Health Care...
16.1
Industrials...
13.7
Information Technology...
13.0
Consumer Staples...
10.3
Energy...
7.0
Consumer Discretionary...
5.8
Utilities...
4.4
Real Estate...
4.2
Materials...
4.0
Communication Services...
2.9

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Broadcom, Inc...
2.9%
JPMorgan Chase & Co...
2.7
UnitedHealth Group, Inc...
2.1
Coca-Cola Co. (The)...
2.0
Home Depot, Inc. (The)...
1.9
Texas Instruments, Inc...
1.6
Johnson & Johnson...
1.6
Exxon Mobil Corp...
1.6
Procter & Gamble Co. (The)...
1.5
Berkshire Hathaway, Inc., Class B...
1.2

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware MSCI USA Value ETF

Annual Shareholder Report — August 31, 2024

EVUS-08/24-AR

iShares ESG MSCI USA Leaders ETF

SUSL |NASDAQ

Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares ESG MSCI USA Leaders ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI USA Leaders ETF	$11	0.10%

How did the Fund perform last year?

  U.S. stocks registered solid gains during the reporting period, as investor confidence increased over hopes of interest rate cuts and robust corporate earnings.

  The United States experienced stronger-than-expected economic growth driven by robust consumer spending and business investment. Meanwhile, inflation measures continued to trend downward, prompting comments by U.S. Federal Reserve Bank officials that indicated interest rate cuts would be forthcoming.

  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.

  While environmental, social, and governance (“ESG”) issues continued to feature in headlines, investor interest in sustainable investing ETFs was mixed during the reporting period in the United States.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector, particularly semiconductor manufacturers that provide the backbone for the complex calculations required for AI algorithms. The financials sector, most notably financial services, outperformed due to significant merger and acquisition activity; banks consolidated to manage rising costs and regulatory pressures, while digital transformation spurred acquisitions in financial technology. The healthcare sector helped performance, driven by medical technology advancements, increased demand for diagnostic equipment, and robust growth in telehealth services.

What detracted from performance?

There were no meaningful detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 7, 2019 through August 31, 2024

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Extended ESG Leaders Index
Apr 19	$10,000	$10,000	$10,000
May 19	$9,626	$9,571	$9,630
Jun 19	$10,252	$10,243	$10,258
Jul 19	$10,446	$10,402	$10,452
Aug 19	$10,338	$10,221	$10,346
Sep 19	$10,517	$10,403	$10,525
Oct 19	$10,712	$10,629	$10,720
Nov 19	$11,100	$11,029	$11,111
Dec 19	$11,422	$11,352	$11,434
Jan 20	$11,518	$11,374	$11,531
Feb 20	$10,645	$10,447	$10,658
Mar 20	$9,317	$9,122	$9,326
Apr 20	$10,476	$10,322	$10,487
May 20	$11,029	$10,858	$11,042
Jun 20	$11,211	$11,106	$11,226
Jul 20	$11,674	$11,765	$11,688
Aug 20	$12,555	$12,649	$12,572
Sep 20	$12,122	$12,177	$12,138
Oct 20	$11,784	$11,860	$11,802
Nov 20	$13,075	$13,232	$13,097
Dec 20	$13,564	$13,778	$13,588
Jan 21	$13,454	$13,650	$13,478
Feb 21	$13,876	$14,007	$13,902
Mar 21	$14,506	$14,534	$14,536
Apr 21	$15,261	$15,325	$15,294
May 21	$15,385	$15,398	$15,418
Jun 21	$15,790	$15,827	$15,826
Jul 21	$16,253	$16,201	$16,293
Aug 21	$16,753	$16,679	$16,795
Sep 21	$15,928	$15,892	$15,970
Oct 21	$17,420	$17,000	$17,468
Nov 21	$17,128	$16,829	$17,176
Dec 21	$17,849	$17,494	$17,900
Jan 22	$16,745	$16,504	$16,794
Feb 22	$16,186	$16,020	$16,235
Mar 22	$16,796	$16,583	$16,847
Apr 22	$15,348	$15,080	$15,395
May 22	$15,244	$15,047	$15,292
Jun 22	$14,114	$13,801	$14,160
Jul 22	$15,281	$15,089	$15,331
Aug 22	$14,526	$14,498	$14,575
Sep 22	$13,223	$13,153	$13,268
Oct 22	$14,187	$14,197	$14,237
Nov 22	$15,136	$14,970	$15,191
Dec 22	$14,230	$14,090	$14,283
Jan 23	$15,154	$15,025	$15,212
Feb 23	$14,793	$14,658	$14,851
Mar 23	$15,390	$15,179	$15,452
Apr 23	$15,543	$15,371	$15,607
May 23	$15,695	$15,471	$15,761
Jun 23	$16,736	$16,503	$16,808
Jul 23	$17,314	$17,071	$17,391
Aug 23	$17,236	$16,783	$17,313
Sep 23	$16,368	$15,996	$16,442
Oct 23	$15,957	$15,628	$16,031
Nov 23	$17,602	$17,102	$17,675
Dec 23	$18,367	$17,908	$18,444
Jan 24	$18,776	$18,187	$18,858
Feb 24	$19,824	$19,162	$19,912
Mar 24	$20,551	$19,772	$20,644
Apr 24	$19,614	$18,956	$19,705
May 24	$20,562	$19,861	$20,660
Jun 24	$21,317	$20,572	$21,420
Jul 24	$21,389	$20,830	$21,494
Aug 24	$21,815	$21,332	$21,924

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	Since Fund Inception
Fund NAV...
26.57%	16.11%	15.79%
Fund Market...
26.49	16.12	15.79
MSCI USA Index...
27.10	15.85	15.31
MSCI USA Extended ESG Leaders Index...
26.63	16.21	15.91

Key Fund statistics

Net Assets...
$1,085,399,444
Number of Portfolio Holdings...
296
Net Investment Advisory Fees...
$1,095,637
Portfolio Turnover Rate...
8%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

The inception date of the Fund was May 7, 2019. The first day of secondary market trading was May 9, 2019.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
34.4%
Financials...
12.4
Health Care...
12.0
Consumer Discretionary...
9.7
Communication Services...
9.4
Industrials...
8.4
Consumer Staples...
5.5
Materials...
2.8
Real Estate...
2.4
Energy...
1.9
Utilities...
1.1

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Microsoft Corp...
11.3%
NVIDIA Corp...
11.3
Alphabet, Inc., Class A...
3.7
Alphabet, Inc., Class C, NVS...
3.2
Eli Lilly & Co...
3.0
Tesla, Inc...
2.4
Visa, Inc., Class A...
1.7
Procter & Gamble Co. (The)...
1.6
Mastercard, Inc., Class A...
1.5
Johnson & Johnson...
1.5

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG MSCI USA Leaders ETF

Annual Shareholder Report — August 31, 2024

SUSL-08/24-AR

iShares Paris-Aligned Climate MSCI USA ETF

PABU |NASDAQ

Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares Paris-Aligned Climate MSCI USA ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Paris-Aligned Climate MSCI USA ETF	$11	0.10%

How did the Fund perform last year?

  U.S. stocks registered solid gains during the reporting period, as investor confidence increased over hopes of interest rate cuts and robust corporate earnings.

  The United States experienced stronger-than-expected economic growth driven by robust consumer spending and business investment. Meanwhile, inflation measures continued to trend downward, prompting comments by U.S. Federal Reserve Bank officials that indicated interest rate cuts would be forthcoming.

  The 2015 Paris Climate Accord set emissions goals for its nearly 200 signatory countries with the goal of limiting climate change to well below two degrees Celsius, above pre-industrial levels and preferably below 1.5 degrees.

  Climate change has become an increasingly important investment topic.

What contributed to performance?

During the reporting period, U.S. large- and mid-capitalization stocks that are designed to be compatible with the objectives of the Paris Agreement advanced. The largest contributor to the Fund’s performance was the information technology sector, particularly semiconductor manufacturers that provide the backbone for the complex calculations required for artificial intelligence algorithms. The financials sector, most notably financial services, outperformed due to significant merger and acquisition activity; banks consolidated to manage rising costs and regulatory pressures, while digital transformation spurred acquisitions in financial technology.

What detracted from performance?

The consumer staples sector was a modest detractor to the Fund’s performance due to increased short selling, which was driven by concerns over declining consumer spending amid persistent inflation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: February 8, 2022 through August 31, 2024

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Climate Paris Aligned Benchmark Extended Select Index
Jan 22	$10,000	$10,000	$10,000
Feb 22	$9,684	$9,690	$9,685
Mar 22	$10,026	$10,030	$10,029
Apr 22	$9,014	$9,121	$9,016
May 22	$8,911	$9,101	$8,914
Jun 22	$8,257	$8,348	$8,259
Jul 22	$9,128	$9,126	$9,132
Aug 22	$8,658	$8,769	$8,662
Sep 22	$7,866	$7,956	$7,868
Oct 22	$8,363	$8,587	$8,366
Nov 22	$8,809	$9,054	$8,813
Dec 22	$8,237	$8,522	$8,242
Jan 23	$8,854	$9,088	$8,859
Feb 23	$8,668	$8,866	$8,674
Mar 23	$9,035	$9,181	$9,040
Apr 23	$9,138	$9,297	$9,144
May 23	$9,284	$9,358	$9,290
Jun 23	$9,907	$9,982	$9,914
Jul 23	$10,202	$10,325	$10,211
Aug 23	$10,055	$10,151	$10,064
Sep 23	$9,477	$9,675	$9,486
Oct 23	$9,206	$9,453	$9,216
Nov 23	$10,168	$10,344	$10,180
Dec 23	$10,692	$10,831	$10,704
Jan 24	$10,809	$11,000	$10,822
Feb 24	$11,384	$11,590	$11,398
Mar 24	$11,584	$11,959	$11,599
Apr 24	$11,007	$11,465	$11,022
May 24	$11,624	$12,013	$11,642
Jun 24	$12,108	$12,442	$12,127
Jul 24	$12,298	$12,599	$12,319
Aug 24	$12,667	$12,902	$12,690

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
25.98%	9.68%
Fund Market...
25.69	9.61
MSCI USA Index...
27.10	10.47
MSCI USA Climate Paris Aligned Benchmark Extended Select Index...
26.09	9.76

Key Fund statistics

Net Assets...
$2,030,240,457
Number of Portfolio Holdings...
241
Net Investment Advisory Fees...
$1,683,491
Portfolio Turnover Rate...
11%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

The inception date of the Fund was February 8, 2022. The first day of secondary market trading was February 10, 2022.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
36.2%
Health Care...
14.2
Financials...
13.6
Consumer Discretionary...
10.1
Communication Services...
7.4
Real Estate...
7.4
Industrials...
6.5
Utilities...
2.2
Materials...
1.5
Consumer Staples...
0.9

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
7.2%
Microsoft Corp...
6.9
NVIDIA Corp...
6.8
Amazon.com, Inc...
3.4
Alphabet, Inc., Class C, NVS...
2.4
Meta Platforms, Inc., Class A...
2.4
Eli Lilly & Co...
2.2
Tesla, Inc...
2.1
Broadcom, Inc...
1.8
Visa, Inc., Class A...
1.6

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Paris-Aligned Climate MSCI USA ETF

Annual Shareholder Report — August 31, 2024

PABU-08/24-AR

iShares ESG Advanced MSCI USA ETF

USXF |NASDAQ

Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares ESG Advanced MSCI USA ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI USA ETF	$12	0.10%

How did the Fund perform last year?

  U.S. stocks registered solid gains during the reporting period, as investor confidence increased over hopes of interest rate cuts and robust corporate earnings.

  The United States experienced stronger-than-expected economic growth driven by robust consumer spending and business investment. Meanwhile, inflation measures continued to trend downward, prompting comments by U.S. Federal Reserve Bank officials that indicated interest rate cuts would be forthcoming.

  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.

  While environmental, social, and governance (“ESG”) issues continued to feature in headlines, investor interest in sustainable investing ETFs was mixed during the reporting period in the United States.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector, particularly semiconductor manufacturers that provide the backbone for the complex calculations required for AI algorithms. The financials sector, most notably financial services, outperformed due to significant merger and acquisition activity; banks consolidated to manage rising costs and regulatory pressures, while digital transformation spurred acquisitions in financial technology. In the industrials sector, stocks were aided by federal and corporate investments in infrastructure.

What detracted from performance?

There were no meaningful detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 16, 2020 through August 31, 2024

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Choice ESG Screened Index
May 20	$10,000	$10,000	$10,000
Jun 20	$10,051	$9,952	$10,056
Jul 20	$10,602	$10,542	$10,611
Aug 20	$11,420	$11,334	$11,432
Sep 20	$11,012	$10,911	$11,025
Oct 20	$10,763	$10,627	$10,778
Nov 20	$11,962	$11,857	$11,980
Dec 20	$12,375	$12,346	$12,395
Jan 21	$12,256	$12,231	$12,279
Feb 21	$12,667	$12,550	$12,694
Mar 21	$13,126	$13,023	$13,153
Apr 21	$13,891	$13,731	$13,926
May 21	$13,963	$13,797	$13,996
Jun 21	$14,411	$14,182	$14,449
Jul 21	$14,757	$14,517	$14,799
Aug 21	$15,134	$14,945	$15,177
Sep 21	$14,369	$14,240	$14,410
Oct 21	$15,325	$15,233	$15,371
Nov 21	$15,177	$15,079	$15,222
Dec 21	$15,729	$15,675	$15,780
Jan 22	$14,515	$14,788	$14,562
Feb 22	$13,959	$14,355	$14,004
Mar 22	$14,300	$14,859	$14,346
Apr 22	$13,062	$13,512	$13,105
May 22	$13,007	$13,483	$13,051
Jun 22	$11,957	$12,367	$11,998
Jul 22	$13,094	$13,520	$13,140
Aug 22	$12,418	$12,990	$12,463
Sep 22	$11,274	$11,786	$11,315
Oct 22	$12,103	$12,721	$12,147
Nov 22	$13,061	$13,413	$13,112
Dec 22	$12,408	$12,625	$12,457
Jan 23	$13,275	$13,463	$13,329
Feb 23	$13,006	$13,134	$13,060
Mar 23	$13,449	$13,601	$13,506
Apr 23	$13,541	$13,773	$13,599
May 23	$13,721	$13,863	$13,780
Jun 23	$14,662	$14,787	$14,727
Jul 23	$15,110	$15,296	$15,179
Aug 23	$14,983	$15,038	$15,053
Sep 23	$14,152	$14,333	$14,227
Oct 23	$13,830	$14,004	$13,905
Nov 23	$15,393	$15,324	$15,468
Dec 23	$16,330	$16,046	$16,411
Jan 24	$16,844	$16,296	$16,929
Feb 24	$17,886	$17,170	$17,979
Mar 24	$18,598	$17,716	$18,697
Apr 24	$17,539	$16,985	$17,633
May 24	$18,563	$17,796	$18,665
Jun 24	$19,201	$18,433	$19,307
Jul 24	$19,441	$18,664	$19,551
Aug 24	$19,902	$19,114	$20,017

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
32.83%	17.76%
Fund Market...
33.05	17.79
MSCI USA Index...
27.10	16.64
MSCI USA Choice ESG Screened Index...
32.97	17.93

Key Fund statistics

Net Assets...
$1,136,965,766
Number of Portfolio Holdings...
351
Net Investment Advisory Fees...
$907,149
Portfolio Turnover Rate...
19%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

The inception date of the Fund was June 16, 2020. The first day of secondary market trading was June 18, 2020.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
38.7%
Financials...
18.8
Industrials...
11.1
Health Care...
9.6
Consumer Discretionary...
8.3
Real Estate...
4.7
Materials...
4.2
Communication Services...
2.5
Consumer Staples...
2.0
Utilities...
0.1

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
15.0%
Broadcom, Inc...
3.7
Visa, Inc., Class A...
2.2
Mastercard, Inc., Class A...
2.1
Home Depot, Inc. (The)...
1.9
Adobe, Inc...
1.3
Advanced Micro Devices, Inc...
1.2
Linde PLC...
1.2
QUALCOMM, Inc...
1.0
Texas Instruments, Inc...
1.0

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Advanced MSCI USA ETF

Annual Shareholder Report — August 31, 2024

USXF-08/24-AR

iShares Climate Conscious & Transition MSCI USA ETF

USCL |NASDAQ

Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares Climate Conscious & Transition MSCI USA ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Climate Conscious & Transition MSCI USA ETF	$9	0.08%

How did the Fund perform last year?

  U.S. stocks registered solid gains during the reporting period, as investor confidence increased over hopes of interest rate cuts and robust corporate earnings.

  The United States experienced stronger-than-expected economic growth driven by robust consumer spending and business investment. Meanwhile, inflation measures continued to trend downward, prompting comments by U.S. Federal Reserve Bank officials that indicated interest rate cuts would be forthcoming.

  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.

  While environmental, social, and governance (“ESG”) issues continued to feature in headlines, investor interest in sustainable investing ETFs was mixed during the reporting period in the United States.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector, particularly semiconductor manufacturers that provide the backbone for the complex calculations required for AI algorithms. The financials sector, most notably financial services, outperformed due to significant merger and acquisition activity; banks consolidated to manage rising costs and regulatory pressures, while digital transformation spurred acquisitions in financial technology. Additionally, communication stocks aided performance, most notably among interactive media and services companies that have incorporated AI into their platforms.

What detracted from performance?

There were no meaningful detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 6, 2023 through August 31, 2024

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Extended Climate Action Index
May 23	$10,000	$10,000	$10,000
Jun 23	$10,384	$10,403	$10,377
Jul 23	$10,786	$10,761	$10,781
Aug 23	$10,641	$10,580	$10,650
Sep 23	$10,150	$10,083	$10,146
Oct 23	$9,880	$9,851	$9,877
Nov 23	$10,811	$10,780	$10,804
Dec 23	$11,295	$11,288	$11,289
Jan 24	$11,534	$11,464	$11,528
Feb 24	$12,212	$12,079	$12,207
Mar 24	$12,579	$12,463	$12,575
Apr 24	$12,093	$11,949	$12,089
May 24	$12,658	$12,520	$12,656
Jun 24	$13,156	$12,967	$13,155
Jul 24	$13,278	$13,130	$13,295
Aug 24	$13,602	$13,447	$13,620

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
27.83%	28.27%
Fund Market...
27.67	28.28
MSCI USA Index...
27.10	27.09
MSCI USA Extended Climate Action Index...
27.89	28.41

Key Fund statistics

Net Assets...
$2,151,977,668
Number of Portfolio Holdings...
299
Net Investment Advisory Fees...
$1,659,031
Portfolio Turnover Rate...
21%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

The inception date of the Fund was June 6, 2023. The first day of secondary market trading was June 8, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
28.5%
Health Care...
13.2
Financials...
13.1
Consumer Discretionary...
10.9
Communication Services...
10.9
Industrials...
7.1
Consumer Staples...
5.5
Energy...
3.8
Materials...
2.4
Utilities...
2.3
Real Estate...
2.3

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
5.8%
Apple, Inc...
5.6
Amazon.com, Inc...
4.6
Microsoft Corp...
4.6
Meta Platforms, Inc., Class A...
3.3
Alphabet, Inc., Class A...
2.3
Eli Lilly & Co...
2.2
Broadcom, Inc...
2.1
Alphabet, Inc., Class C, NVS...
2.0
JPMorgan Chase & Co...
1.9

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Climate Conscious & Transition MSCI USA ETF

Annual Shareholder Report — August 31, 2024

USCL-08/24-AR

(b)     Not Applicable

Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –  Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Madhav V. Rajan

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services
The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the eight series of the registrant for which the fiscal year-end is August 31, 2024 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $102,500 for the fiscal year ended August 31, 2023 and $106,400 for the fiscal year ended August 31, 2024.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended August 31, 2023 and August 31, 2024 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $77,600 for the fiscal year ended August 31, 2023 and $77,600 for the fiscal year ended August 31, 2024. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended August 31, 2023 and August 31, 2024 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $77,600 for the fiscal year ended August 31, 2023 and $77,600 for the fiscal year ended August 31, 2024.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i)    Not Applicable
               (j)    Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a)    The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
Cecilia H. Herbert
Madhav V. Rajan

(b)    Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
August 31, 2024
2024 Annual Financial Statements
iShares Trust
iShares ESG Aware MSCI USA ETF | ESGU | NASDAQ
iShares ESG Aware MSCI USA Growth ETF | EGUS | Cboe BZX
iShares ESG Aware MSCI USA Small-Cap ETF | ESML | Cboe BZX
iShares ESG Aware MSCI USA Value ETF | EVUS | Cboe BZX
iShares ESG MSCI USA Leaders ETF | SUSL | NASDAQ
iShares Paris-Aligned Climate MSCI USA ETF | PABU | NASDAQ

Table of Contents
Page

Important Tax Information
(unaudited)
................................................................................................. 62

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
August 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .5%
Axon Enterprise, Inc.
(a)
..................... 48,734 $ 17,786,448
GE Aerospace ........................... 340,359 59,433,488
Howmet Aerospace, Inc. .................... 133,921 12,944,804
Huntington Ingalls Industries, Inc. .............. 46,535 13,158,702
Northrop Grumman Corp. ................... 52,732 27,589,910
RTX Corp. ............................. 480,547 59,270,667
190,184,019
a
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc. ................ 251,254 26,007,301
Expeditors International of Washington, Inc. ....... 285,651 35,252,190
FedEx Corp. ............................ 48,448 14,474,809
United Parcel Service, Inc. , Class B ............ 160,027 20,571,471
96,305,771
a
Automobiles  —  1 .2%
Tesla, Inc.
(a)
............................. 751,959 161,001,942
a
Banks  —  3 .1%
Bank of America Corp. ..................... 1,878,242 76,538,362
Citigroup, Inc. ........................... 667,913 41,838,070
Huntington Bancshares, Inc. ................. 1,292,041 19,341,854
JPMorgan Chase & Co. .................... 740,189 166,394,487
PNC Financial Services Group, Inc. (The) ........ 234,813 43,461,538
Truist Financial Corp. ...................... 374,279 16,640,444
U.S. Bancorp ........................... 469,056 22,153,515
Wells Fargo & Co. ........................ 228,132 13,338,878
399,707,148
a
Beverages  —  1 .8%
Coca-Cola Co. (The) ...................... 1,871,570 135,632,678
Keurig Dr Pepper, Inc. ..................... 364,844 13,356,939
Molson Coors Beverage Co. , Class B ........... 409,305 22,090,191
PepsiCo, Inc. ........................... 323,983 56,010,181
227,089,989
a
Biotechnology  —  2 .3%
AbbVie, Inc. ............................ 336,188 65,997,066
Alnylam Pharmaceuticals, Inc.
(a)
............... 45,615 11,982,604
Amgen, Inc. ............................ 175,152 58,470,992
Biogen, Inc.
(a) (b)
.......................... 62,323 12,761,258
Gilead Sciences, Inc. ...................... 737,780 58,284,620
Moderna, Inc.
(a)
.......................... 147,306 11,401,484
Regeneron Pharmaceuticals, Inc.
(a)
............. 27,434 32,500,786
Vertex Pharmaceuticals, Inc.
(a)
................ 92,387 45,813,790
297,212,600
a
Broadline Retail  —  3 .5%
Amazon.com, Inc.
(a)
....................... 2,408,091 429,844,244
MercadoLibre, Inc.
(a)
....................... 12,352 25,465,624
455,309,868
a
Building Products  —  1 .1%
Carrier Global Corp. ....................... 314,025 22,854,739
Fortune Brands Innovations, Inc. .............. 182,161 14,465,405
Johnson Controls International PLC ............ 282,162 20,555,502
Lennox International, Inc. ................... 28,840 17,021,080
Owens Corning .......................... 79,710 13,449,468
Trane Technologies PLC .................... 155,560 56,259,830
144,606,024
a
Capital Markets  —  2 .8%
Bank of New York Mellon Corp. (The) ........... 722,594 49,295,363
BlackRock, Inc.
(c)
......................... 15,227 13,731,861
Security Shares Value
a
Capital Markets (continued)
Charles Schwab Corp. (The) ................. 330,079 $ 21,488,143
FactSet Research Systems, Inc. ............... 44,016 18,611,725
Goldman Sachs Group, Inc. (The) ............. 91,272 46,571,538
KKR & Co., Inc. .......................... 112,505 13,924,744
Moody's Corp. ........................... 84,301 41,116,970
Morgan Stanley .......................... 539,573 55,905,158
Nasdaq, Inc. ............................ 351,183 25,313,271
Northern Trust Corp. ....................... 148,779 13,570,133
S&P Global, Inc. ......................... 126,360 64,853,006
364,381,912
a
Chemicals  —  1 .1%
Ecolab, Inc. ............................ 219,389 55,544,907
International Flavors & Fragrances, Inc. .......... 130,832 13,605,220
Linde PLC ............................. 103,665 49,577,786
PPG Industries, Inc. ....................... 230,997 29,967,241
148,695,154
a
Commercial Services & Supplies  —  0 .2%
Veralto Corp. ............................ 246,428 27,705,900
a
Communications Equipment  —  0 .7%
Arista Networks, Inc.
(a)
..................... 73,695 26,042,339
Cisco Systems, Inc. ....................... 1,116,086 56,406,986
Juniper Networks, Inc. ..................... 353,184 13,731,794
96,181,119
a
Construction & Engineering  —  0 .2%
EMCOR Group, Inc. ....................... 34,868 13,705,216
Quanta Services, Inc.
(b)
..................... 47,991 13,203,764
26,908,980
a
Construction Materials  —  0 .4%
CRH PLC .............................. 538,351 48,866,120
a
Consumer Finance  —  0 .9%
American Express Co. ..................... 205,233 53,083,515
Capital One Financial Corp. .................. 90,502 13,297,459
Discover Financial Services .................. 183,291 25,424,295
Synchrony Financial ....................... 467,793 23,511,276
115,316,545
a
Consumer Staples Distribution & Retail  —  1 .4%
Costco Wholesale Corp. .................... 117,055 104,457,541
Dollar Tree, Inc.
(a)
......................... 129,113 10,908,757
Kroger Co. (The) ......................... 522,829 27,819,731
Sysco Corp. ............................ 167,324 13,046,252
Target Corp. ............................ 206,583 31,735,281
187,967,562
a
Containers & Packaging  —  0 .2%
Ball Corp. .............................. 202,352 12,912,081
International Paper Co. ..................... 269,907 13,068,897
25,980,978
a
Distributors  —  0 .4%
LKQ Corp. ............................. 813,744 33,843,613
Pool Corp. ............................. 37,003 13,010,995
46,854,608
a
Diversified Telecommunication Services  —  0 .5%
AT&T, Inc. .............................. 969,599 19,295,020
Verizon Communications, Inc. ................ 1,209,699 50,541,224
69,836,244
a

Schedule of Investments
(continued)
August 31, 2024
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Financial Statements
Security Shares Value
a
Electric Utilities  —  1 .0%
Constellation Energy Corp. .................. 67,149 $ 13,208,208
Edison International ....................... 174,521 15,188,563
Eversource Energy ....................... 215,133 14,527,931
Exelon Corp. ............................ 563,930 21,480,094
NextEra Energy, Inc. ...................... 731,581 58,899,586
123,304,382
a
Electrical Equipment  —  0 .4%
Eaton Corp. PLC ......................... 72,437 22,233,088
GE Vernova, Inc.
(a)
........................ 69,603 13,990,203
Hubbell, Inc. ............................ 34,528 13,808,438
50,031,729
a
Electronic Equipment, Instruments & Components  —  0 .3%
Keysight Technologies, Inc.
(a)
................. 181,625 27,992,045
Trimble, Inc.
(a)
........................... 228,328 12,943,914
40,935,959
a
Energy Equipment & Services  —  0 .2%
Baker Hughes Co. , Class A .................. 460,492 16,195,504
Schlumberger N.V. ........................ 314,249 13,823,813
30,019,317
a
Entertainment  —  1 .1%
Electronic Arts, Inc. ....................... 141,462 21,476,761
Netflix, Inc.
(a)
............................ 98,288 68,934,289
Walt Disney Co. (The) ..................... 551,377 49,833,453
140,244,503
a
Financial Services  —  2 .7%
Berkshire Hathaway, Inc. , Class B
(a)
............ 117,522 55,931,070
Fidelity National Information Services, Inc. ........ 195,092 16,085,335
Fiserv, Inc.
(a)
............................ 79,298 13,845,431
Mastercard, Inc. , Class A .................... 245,393 118,608,253
PayPal Holdings, Inc.
(a)
..................... 223,242 16,169,418
Visa, Inc. , Class A ........................ 458,193 126,630,800
347,270,307
a
Food Products  —  1 .7%
Archer-Daniels-Midland Co. .................. 217,029 13,236,599
Bunge Global SA ......................... 268,768 27,247,700
Campbell Soup Co. ....................... 265,128 13,182,164
General Mills, Inc. ........................ 747,923 54,067,354
Hormel Foods Corp. ....................... 396,277 12,898,816
Kellanova .............................. 810,963 65,371,727
Kraft Heinz Co. (The) ...................... 712,836 25,255,780
McCormick & Co., Inc. , NVS ................. 173,605 13,893,608
225,153,748
a
Ground Transportation  —  0 .8%
JB Hunt Transport Services, Inc. .............. 76,542 13,257,074
Old Dominion Freight Line, Inc. ............... 64,478 12,431,358
Uber Technologies, Inc.
(a)
................... 432,124 31,601,228
Union Pacific Corp. ....................... 168,806 43,229,529
100,519,189
a
Health Care Equipment & Supplies  —  1 .7%
Cooper Companies, Inc. (The)
(a)
............... 230,907 24,413,797
Dexcom, Inc.
(a)
.......................... 175,796 12,189,695
Edwards Lifesciences Corp.
(a)
................ 488,727 34,191,341
Hologic, Inc.
(a) (b)
.......................... 163,676 13,297,038
IDEXX Laboratories, Inc.
(a)
................... 73,042 35,157,306
Intuitive Surgical, Inc.
(a)
..................... 83,391 41,080,908
STERIS PLC ............................ 91,450 22,048,595
Stryker Corp. ........................... 36,869 13,288,325
Teleflex, Inc.
(b)
........................... 54,030 13,246,535
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. ................ 114,717 $ 13,245,225
222,158,765
a
Health Care Providers & Services  —  3 .2%
Cardinal Health, Inc. ....................... 173,523 19,559,512
Cencora, Inc. ........................... 125,049 29,957,989
Centene Corp.
(a)
......................... 168,891 13,313,677
Cigna Group (The) ........................ 115,676 41,852,734
DaVita, Inc.
(a) (b)
.......................... 87,964 13,275,527
Elevance Health, Inc. ...................... 114,158 63,573,449
HCA Healthcare, Inc. ...................... 52,432 20,741,575
Labcorp Holdings, Inc. ..................... 56,780 13,053,154
McKesson Corp. ......................... 70,784 39,715,487
Molina Healthcare, Inc.
(a)
.................... 36,748 12,854,083
Quest Diagnostics, Inc. ..................... 117,899 18,506,606
UnitedHealth Group, Inc. .................... 216,467 127,758,823
414,162,616
a
Health Care REITs  —  0 .2%
Welltower, Inc. ........................... 235,996 28,479,997
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 69,234 14,985,007
a
Hotels, Restaurants & Leisure  —  1 .4%
Booking Holdings, Inc. ..................... 9,236 36,105,648
Chipotle Mexican Grill, Inc.
(a)
................. 291,160 16,328,253
Flutter Entertainment PLC
(a)
.................. 126,703 26,912,984
Hilton Worldwide Holdings, Inc. ............... 59,350 13,035,634
McDonald's Corp. ........................ 141,549 40,859,534
Royal Caribbean Cruises Ltd.
(a)
............... 80,885 13,315,289
Starbucks Corp. .......................... 323,503 30,593,679
177,151,021
a
Household Durables  —  0 .2%
DR Horton, Inc. .......................... 71,305 13,459,532
PulteGroup, Inc. ......................... 102,669 13,516,374
26,975,906
a
Household Products  —  1 .5%
Church & Dwight Co., Inc. ................... 256,880 26,170,934
Clorox Co. (The) ......................... 206,215 32,645,897
Colgate-Palmolive Co. ..................... 124,281 13,235,927
Kimberly-Clark Corp. ...................... 156,165 22,590,829
Procter & Gamble Co. (The) ................. 550,060 94,357,292
189,000,879
a
Industrial Conglomerates  —  0 .7%
3M Co. ................................ 335,412 45,176,643
Honeywell International, Inc. ................. 232,831 48,407,893
93,584,536
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 157,989 20,194,154
a
Insurance  —  2 .6%
Aflac, Inc. .............................. 144,240 15,918,326
Arch Capital Group Ltd.
(a)
................... 161,114 18,220,382
Arthur J Gallagher & Co. .................... 50,970 14,912,293
Assurant, Inc. ........................... 73,484 14,428,583
Hartford Financial Services Group, Inc. (The) ...... 297,258 34,511,654
Marsh & McLennan Companies, Inc. ............ 105,335 23,964,766
MetLife, Inc. ............................ 504,127 39,059,760
Principal Financial Group, Inc. ................ 165,935 13,510,428
Progressive Corp. (The) .................... 221,288 55,808,834
Prudential Financial, Inc. .................... 578,053 70,036,901

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Insurance (continued)
Travelers Companies, Inc. (The) ............... 107,468 $ 24,510,227
Willis Towers Watson PLC ................... 45,502 13,291,589
338,173,743
a
Interactive Media & Services  —  5 .6%
Alphabet, Inc. , Class A ..................... 935,981 152,920,576
Alphabet, Inc. , Class C , NVS ................. 1,820,380 300,562,942
Meta Platforms, Inc. , Class A ................. 534,508 278,644,365
732,127,883
a
IT Services  —  1 .6%
Accenture PLC , Class A .................... 165,842 56,709,672
Akamai Technologies, Inc.
(a)
.................. 133,689 13,614,888
Gartner, Inc.
(a)
........................... 42,179 20,750,381
GoDaddy, Inc. , Class A
(a)
.................... 78,582 13,155,413
International Business Machines Corp. .......... 340,918 68,909,755
MongoDB, Inc. , Class A
(a)
................... 50,572 14,705,832
Snowflake, Inc. , Class A
(a)
................... 97,080 11,089,448
Twilio, Inc. , Class A
(a)
...................... 211,367 13,265,393
212,200,782
a
Life Sciences Tools & Services  —  1 .4%
Agilent Technologies, Inc. ................... 121,626 17,382,788
Avantor, Inc.
(a) (b)
.......................... 500,655 12,936,925
Danaher Corp. .......................... 183,385 49,387,414
IQVIA Holdings, Inc.
(a) (b)
..................... 85,501 21,507,777
Mettler-Toledo International, Inc.
(a)
............. 8,950 12,879,766
Thermo Fisher Scientific, Inc. ................. 53,495 32,903,170
Waters Corp.
(a) (b)
......................... 65,343 22,631,548
West Pharmaceutical Services, Inc. ............ 42,815 13,428,068
183,057,456
a
Machinery  —  1 .9%
Caterpillar, Inc. .......................... 112,337 40,003,206
CNH Industrial N.V. ....................... 1,502,498 15,535,829
Cummins, Inc. ........................... 173,659 54,329,218
Deere & Co. ............................ 72,958 28,142,819
Fortive Corp. ............................ 249,154 18,537,058
IDEX Corp. ............................. 64,351 13,287,194
Ingersoll Rand, Inc. ....................... 141,513 12,941,364
Pentair PLC ............................ 407,552 36,145,787
Xylem, Inc. ............................. 243,652 33,509,459
252,431,934
a
Media  —  0 .5%
Comcast Corp. , Class A .................... 622,361 24,626,825
Fox Corp. , Class B ........................ 362,292 13,922,882
Interpublic Group of Companies, Inc. (The) ....... 409,816 13,364,100
Paramount Global , Class B , NVS .............. 1,170,635 12,256,548
64,170,355
a
Metals & Mining  —  0 .4%
Newmont Corp. .......................... 481,236 25,693,190
Nucor Corp. ............................ 108,299 16,451,701
Steel Dynamics, Inc. ....................... 110,451 13,199,999
55,344,890
a
Multi-Utilities  —  1 .2%
CMS Energy Corp. ........................ 361,942 24,561,384
Consolidated Edison, Inc. ................... 126,700 12,867,652
Dominion Energy, Inc. ...................... 359,836 20,114,832
NiSource, Inc. ........................... 1,385,932 45,818,912
Public Service Enterprise Group, Inc. ........... 722,364 58,330,893
161,693,673
a
Security Shares Value
a
Oil, Gas & Consumable Fuels  —  3 .6%
Cheniere Energy, Inc. ...................... 125,952 $ 23,333,868
Chevron Corp. ........................... 511,403 75,662,074
ConocoPhillips .......................... 431,816 49,136,343
Diamondback Energy, Inc. ................... 67,494 13,168,754
EQT Corp. ............................. 385,281 12,910,766
Exxon Mobil Corp. ........................ 653,325 77,053,151
Hess Corp. ............................. 294,607 40,673,442
Kinder Morgan, Inc. , Class P ................. 1,603,709 34,592,003
Marathon Oil Corp. ........................ 460,850 13,203,353
ONEOK, Inc. ............................ 476,504 44,009,909
Ovintiv, Inc. ............................. 427,563 18,312,523
Phillips 66 .............................. 138,356 19,412,730
Targa Resources Corp. ..................... 193,516 28,427,500
Valero Energy Corp. ....................... 90,683 13,305,917
463,202,333
a
Passenger Airlines  —  0 .2%
Delta Air Lines, Inc. ....................... 485,026 20,608,755
a
Pharmaceuticals  —  3 .7%
Bristol-Myers Squibb Co. .................... 417,972 20,877,701
Eli Lilly & Co. ........................... 218,327 209,598,287
Johnson & Johnson ....................... 548,133 90,913,339
Merck & Co., Inc. ......................... 654,338 77,506,336
Pfizer, Inc. ............................. 1,327,675 38,515,852
Zoetis, Inc. , Class A ....................... 259,751 47,661,711
485,073,226
a
Professional Services  —  1 .5%
Automatic Data Processing, Inc. ............... 311,682 85,996,181
Broadridge Financial Solutions, Inc. ............ 269,131 57,287,225
Jacobs Solutions, Inc. ...................... 127,181 19,189,069
Leidos Holdings, Inc. ...................... 85,301 13,521,061
Paychex, Inc. ........................... 102,251 13,415,331
189,408,867
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 182,069 20,963,425
a
Semiconductors & Semiconductor Equipment  —  11 .1%
Advanced Micro Devices, Inc.
(a) (b)
.............. 437,645 65,016,541
Analog Devices, Inc. ....................... 80,674 18,945,482
Applied Materials, Inc. ..................... 364,296 71,861,029
Broadcom, Inc. .......................... 1,120,016 182,361,005
First Solar, Inc.
(a)
......................... 57,570 13,089,691
Intel Corp. ............................. 1,622,993 35,770,766
Lam Research Corp. ...................... 56,302 46,224,505
Marvell Technology, Inc. .................... 250,357 19,087,218
Micron Technology, Inc. ..................... 258,605 24,888,145
NVIDIA Corp. ........................... 6,576,912 785,085,985
NXP Semiconductors NV ................... 163,975 42,036,631
QUALCOMM, Inc. ........................ 233,465 40,926,415
Texas Instruments, Inc. ..................... 469,234 100,575,616
1,445,869,029
a
Software  —  10 .8%
Adobe, Inc.
(a)
............................ 149,983 86,151,735
ANSYS, Inc.
(a)
........................... 84,590 27,188,918
Atlassian Corp. , Class A
(a)
................... 81,942 13,569,595
Autodesk, Inc.
(a)
.......................... 168,497 43,539,625
Cadence Design Systems, Inc.
(a)
.............. 100,761 27,097,656
Fair Isaac Corp.
(a)
......................... 7,318 12,662,116
HubSpot, Inc.
(a) (b)
......................... 26,275 13,113,064
Intuit, Inc. .............................. 119,835 75,527,207
Microsoft Corp. .......................... 1,879,281 783,923,276
Oracle Corp. ............................ 435,251 61,496,614

Schedule of Investments
(continued)
August 31, 2024
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Financial Statements
Security Shares Value
a
Software (continued)
Palo Alto Networks, Inc.
(a) (b)
.................. 94,362 $ 34,226,985
PTC, Inc.
(a)
............................. 108,802 19,485,350
Salesforce, Inc. .......................... 300,165 75,911,728
ServiceNow, Inc.
(a)
........................ 88,154 75,371,670
Synopsys, Inc.
(a)
......................... 55,291 28,728,098
Workday, Inc. , Class A
(a)
.................... 90,299 23,765,794
1,401,759,431
a
Specialized REITs  —  1 .7%
American Tower Corp. ..................... 214,737 48,113,972
Crown Castle, Inc. ........................ 408,469 45,756,698
Digital Realty Trust, Inc. .................... 176,396 26,743,398
Equinix, Inc. ............................ 49,759 41,516,919
Iron Mountain, Inc. ........................ 178,036 20,164,357
SBA Communications Corp. , Class A ............ 81,012 18,362,180
Weyerhaeuser Co. ........................ 450,684 13,741,355
214,398,879
a
Specialty Retail  —  1 .9%
Best Buy Co., Inc. ........................ 229,794 23,071,318
Home Depot, Inc. (The) .................... 336,221 123,897,438
Lowe's Companies, Inc. .................... 193,309 48,037,286
Tractor Supply Co. ........................ 69,961 18,718,066
Ulta Beauty, Inc.
(a)
........................ 34,702 12,244,254
Williams-Sonoma, Inc. ..................... 131,743 17,697,037
243,665,399
a
Technology Hardware, Storage & Peripherals  —  7 .2%
Apple, Inc. ............................. 3,739,169 856,269,701
Dell Technologies, Inc. , Class C ............... 115,678 13,365,436
Hewlett Packard Enterprise Co. ............... 1,062,420 20,579,076
HP, Inc. ............................... 373,224 13,503,244
NetApp, Inc. ............................ 97,478 11,767,544
Seagate Technology Holdings PLC ............. 123,678 12,312,145
Western Digital Corp.
(a)
..................... 198,801 13,039,358
940,836,504
a
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Deckers Outdoor Corp.
(a)
.................... 25,561 $ 24,520,412
Lululemon Athletica, Inc.
(a) (b)
.................. 49,143 12,751,134
37,271,546
a
Trading Companies & Distributors  —  0 .7%
Ferguson Enterprises, Inc. ................... 134,434 27,654,418
United Rentals, Inc. ....................... 21,757 16,127,594
WW Grainger, Inc. ........................ 42,407 41,767,502
85,549,514
a
Water Utilities  —  0 .1%
Essential Utilities, Inc. ...................... 324,098 12,636,581
a
Total Long-Term Investments — 99.6%
(Cost: $ 10,497,594,189 ) .............................. 12,934,728,703
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(c) (d) (e)
...................... 66,593,191 66,633,146
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.25%
(c) (d)
............................ 41,297,684 41,297,684
a
Total Short-Term Securities — 0.8%
(Cost: $ 107,910,389 ) ................................ 107,930,830
Total Investments — 100.4%
(Cost: $ 10,605,504,578 ) .............................. 13,042,659,533
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (54,931,276)
Net Assets — 100.0% ................................. $ 12,987,728,257
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
  Shares Held
at 08/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 51,503,808 $ 15,126,759
(a)
$ — $ (11,372) $ 13,951 $ 66,633,146 66,593,191 $ 198,442
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 68,480,952 — (27,183,268)
(a)
— — 41,297,684 41,297,684 2,098,050 —
BlackRock, Inc. .. 21,839,335 4,816,293 (17,038,844) 1,359,127 2,755,950 13,731,861 15,227 530,580 —
$ 1,347,755 $ 2,769,901
$ 121,662,691
$ 2,827,072 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 178 09/20/24 $ 50,383 $ 1,113,228
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,113,228 $ — $ — $ — $ 1,113,228
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 10,225,046 $ — $ — $ — $ 10,225,046
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (615,278) $ — $ — $ — $ (615,278)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 58,193,903
a

Schedule of Investments
(continued)
August 31, 2024
iShares
®
ESG Aware MSCI USA ETF

2024
iShares Annual Financial Statements
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,934,728,703  $ —  $ —  $ 12,934,728,703
Short-Term Securities
Money Market Funds ...................................... 107,930,830  —  —  107,930,830
$ 13,042,659,533  $ —  $ —  $ 13,042,659,533
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,113,228  $ —  $ —  $ 1,113,228
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
August 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .1%
Axon Enterprise, Inc.
(a)
..................... 61 $ 22,263
GE Aerospace ........................... 362 63,213
85,476
a
Automobiles  —  2 .4%
Tesla, Inc.
(a)
............................. 905 193,770
a
Biotechnology  —  1 .1%
Alnylam Pharmaceuticals, Inc.
(a)
............... 43 11,296
Moderna, Inc.
(a)
.......................... 169 13,081
Vertex Pharmaceuticals, Inc.
(a)
................ 125 61,986
86,363
a
Broadline Retail  —  6 .7%
Amazon.com, Inc.
(a)
....................... 2,881 514,259
MercadoLibre, Inc.
(a)
....................... 14 28,863
543,122
a
Building Products  —  1 .6%
Lennox International, Inc. ................... 57 33,641
Trane Technologies PLC .................... 256 92,585
126,226
a
Capital Markets  —  1 .2%
FactSet Research Systems, Inc. ............... 56 23,679
Moody's Corp. ........................... 76 37,068
S&P Global, Inc. ......................... 64 32,848
93,595
a
Chemicals  —  0 .9%
Ecolab, Inc. ............................ 289 73,169
a
Commercial Services & Supplies  —  0 .6%
Veralto Corp. ............................ 412 46,321
a
Communications Equipment  —  0 .4%
Arista Networks, Inc.
(a)
..................... 89 31,451
a
Construction & Engineering  —  0 .3%
EMCOR Group, Inc. ....................... 51 20,046
Quanta Services, Inc. ...................... 31 8,529
28,575
a
Consumer Staples Distribution & Retail  —  1 .3%
Costco Wholesale Corp. .................... 120 107,086
a
Distributors  —  0 .2%
Pool Corp. ............................. 37 13,010
a
Electrical Equipment  —  0 .2%
Hubbell, Inc. ............................ 38 15,197
a
Electronic Equipment, Instruments & Components  —  0 .5%
Keysight Technologies, Inc.
(a)
................. 269 41,458
a
Entertainment  —  1 .0%
Netflix, Inc.
(a)
............................ 101 70,836
Warner Bros Discovery, Inc. , Series A
(a)
.......... 1,050 8,232
79,068
a
Financial Services  —  3 .4%
Mastercard, Inc. , Class A .................... 253 122,285
Visa, Inc. , Class A ........................ 550 152,004
274,289
a
Security Shares Value
a
Food Products  —  0 .1%
Lamb Weston Holdings, Inc. ................. 132 $ 8,173
a
Ground Transportation  —  1 .1%
Old Dominion Freight Line, Inc. ............... 62 11,954
Uber Technologies, Inc.
(a)
................... 411 30,056
Union Pacific Corp. ....................... 182 46,608
88,618
a
Health Care Equipment & Supplies  —  1 .7%
Dexcom, Inc.
(a)
.......................... 112 7,766
Edwards Lifesciences Corp.
(a)
................ 694 48,552
IDEXX Laboratories, Inc.
(a)
................... 118 56,797
Intuitive Surgical, Inc.
(a)
..................... 58 28,573
141,688
a
Health Care Providers & Services  —  1 .1%
DaVita, Inc.
(a)
............................ 100 15,092
McKesson Corp. ......................... 108 60,596
Molina Healthcare, Inc.
(a)
.................... 44 15,391
91,079
a
Health Care Technology  —  0 .3%
Veeva Systems, Inc. , Class A
(a)
............... 107 23,159
a
Hotels, Restaurants & Leisure  —  0 .6%
Booking Holdings, Inc. ..................... 9 35,183
Chipotle Mexican Grill, Inc.
(a)
................. 163 9,141
Hilton Worldwide Holdings, Inc. ............... 38 8,346
52,670
a
Household Products  —  0 .5%
Church & Dwight Co., Inc. ................... 435 44,318
a
Insurance  —  0 .4%
Progressive Corp. (The) .................... 133 33,543
a
Interactive Media & Services  —  10 .5%
Alphabet, Inc. , Class A ..................... 926 151,290
Alphabet, Inc. , Class C , NVS ................. 2,308 381,074
Meta Platforms, Inc. , Class A ................. 615 320,605
852,969
a
IT Services  —  1 .2%
Accenture PLC , Class A .................... 59 20,175
Gartner, Inc.
(a)
........................... 52 25,582
GoDaddy, Inc. , Class A
(a)
.................... 171 28,627
MongoDB, Inc. , Class A
(a)
................... 40 11,632
Okta, Inc. , Class A
(a)
....................... 91 7,164
Snowflake, Inc. , Class A
(a)
................... 62 7,082
100,262
a
Life Sciences Tools & Services  —  1 .2%
Agilent Technologies, Inc. ................... 123 17,579
IQVIA Holdings, Inc.
(a)
...................... 98 24,652
Mettler-Toledo International, Inc.
(a)
............. 6 8,634
Waters Corp.
(a)
.......................... 107 37,059
West Pharmaceutical Services, Inc. ............ 35 10,977
98,901
a
Machinery  —  0 .2%
IDEX Corp. ............................. 70 14,454
a
Oil, Gas & Consumable Fuels  —  1 .3%
Cheniere Energy, Inc. ...................... 150 27,789
Hess Corp. ............................. 327 45,146

Schedule of Investments
(continued)
August 31, 2024
iShares
®
ESG Aware MSCI USA Growth ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Financial Statements
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp. ..................... 244 $ 35,843
108,778
a
Pharmaceuticals  —  4 .2%
Eli Lilly & Co. ........................... 258 247,685
Merck & Co., Inc. ......................... 253 29,968
Zoetis, Inc. , Class A ....................... 334 61,286
338,939
a
Professional Services  —  0 .8%
Broadridge Financial Solutions, Inc. ............ 265 56,408
Dayforce, Inc.
(a) (b)
......................... 139 7,947
64,355
a
Semiconductors & Semiconductor Equipment  —  15 .3%
Advanced Micro Devices, Inc.
(a)
............... 532 79,034
Applied Materials, Inc. ..................... 498 98,235
Enphase Energy, Inc.
(a)
..................... 70 8,473
Lam Research Corp. ...................... 76 62,397
Marvell Technology, Inc. .................... 328 25,006
NVIDIA Corp. ........................... 8,086 965,226
1,238,371
a
Software  —  20 .9%
Adobe, Inc.
(a)
............................ 196 112,584
ANSYS, Inc.
(a)
........................... 145 46,606
Atlassian Corp. , Class A
(a)
................... 86 14,242
Autodesk, Inc.
(a)
.......................... 277 71,577
Cadence Design Systems, Inc.
(a)
.............. 115 30,927
Fair Isaac Corp.
(a)
......................... 5 8,651
HubSpot, Inc.
(a)
.......................... 24 11,978
Intuit, Inc. .............................. 162 102,102
Microsoft Corp. .......................... 2,278 950,245
Palo Alto Networks, Inc.
(a) (b)
.................. 113 40,987
PTC, Inc.
(a)
............................. 184 32,953
Salesforce, Inc. .......................... 357 90,285
ServiceNow, Inc.
(a)
........................ 128 109,440
Synopsys, Inc.
(a)
......................... 64 33,253
Workday, Inc. , Class A
(a)
.................... 118 31,056
Zscaler, Inc.
(a)
........................... 47 9,399
1,696,285
a
Specialized REITs  —  0 .3%
SBA Communications Corp. , Class A ............ 106 24,026
a
Security Shares Value
a
Specialty Retail  —  0 .9%
Burlington Stores, Inc.
(a)
.................... 33 $ 8,852
Tractor Supply Co. ........................ 98 26,220
Williams-Sonoma, Inc. ..................... 263 35,329
70,401
a
Technology Hardware, Storage & Peripherals  —  13 .0%
Apple, Inc. ............................. 4,490 1,028,210
Dell Technologies, Inc. , Class C ............... 101 11,669
Seagate Technology Holdings PLC ............. 141 14,037
1,053,916
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Deckers Outdoor Corp.
(a)
.................... 41 39,331
Lululemon Athletica, Inc.
(a)
................... 33 8,562
47,893
a
Trading Companies & Distributors  —  0 .8%
WW Grainger, Inc. ........................ 70 68,944
a
Total Long-Term Investments — 99.9%
(Cost: $ 7,059,449 ) .................................. 8,099,918
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(c) (d) (e)
...................... 46,686 46,714
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.25%
(c) (d)
............................ 10,722 10,722
a
Total Short-Term Securities — 0.7%
(Cost: $ 57,436 ) .................................... 57,436
Total Investments — 100.6%
(Cost: $ 7,116,885 ) .................................. 8,157,354
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (46,604)
Net Assets — 100.0% ................................. $ 8,110,750
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
  Shares Held
at 08/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 4,212 $ 42,811
(a)
$ — $ (308) $ (1) $ 46,714 46,686 $ 78
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 6,805 3,917
(a)
— — — 10,722 10,722 505 —
$ (308) $ (1)
$ 57,436
$ 583 $ —

iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(continued)
August 31, 2024

Schedule of Investments
For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 793 $ — $ — $ — $ 793
Futures contracts
Average notional value of contracts — long ................................................................................... $ 25,595
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,099,918  $ —  $ —  $ 8,099,918
Short-Term Securities
Money Market Funds ...................................... 57,436  —  —  57,436
$ 8,157,354  $ —  $ —  $ 8,157,354

Schedule of Investments
August 31, 2024
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Financial Statements
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .8%
AAR Corp.
(a)
............................ 16,462 $ 1,082,870
AeroVironment, Inc.
(a)
...................... 11,773 2,398,867
BWX Technologies, Inc. .................... 44,265 4,559,295
Curtiss-Wright Corp. ....................... 12,430 3,926,140
Ducommun, Inc.
(a)
........................ 15,762 1,025,791
Hexcel Corp. ............................ 43,591 2,758,874
Kratos Defense & Security Solutions, Inc.
(a)
....... 57,784 1,325,565
Leonardo DRS, Inc.
(a)
...................... 47,070 1,343,378
Mercury Systems, Inc.
(a)
.................... 53,510 2,028,029
Moog, Inc. , Class A ....................... 21,243 4,193,368
Rocket Lab USA, Inc.
(a) (b)
.................... 133,460 836,794
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 32,193 1,133,516
Triumph Group, Inc.
(a)
...................... 65,790 916,455
V2X, Inc.
(a)
............................. 22,102 1,252,078
Woodward, Inc. .......................... 21,539 3,589,474
32,370,494
a
Air Freight & Logistics  —  0 .1%
GXO Logistics, Inc.
(a) (b)
..................... 52,061 2,605,653
a
Automobile Components  —  1 .1%
American Axle & Manufacturing Holdings, Inc.
(a)
.... 139,001 893,776
BorgWarner, Inc. ......................... 97,900 3,335,453
Fox Factory Holding Corp.
(a) (b)
................ 21,523 871,251
Gentherm, Inc.
(a)
......................... 20,319 1,026,922
Goodyear Tire & Rubber Co. (The)
(a)
............ 138,311 1,219,903
LCI Industries ........................... 17,640 2,078,698
Lear Corp. ............................. 20,881 2,435,769
Modine Manufacturing Co.
(a)
................. 24,572 2,986,727
QuantumScape Corp. , Class A
(a) (b)
............. 150,434 874,021
Standard Motor Products, Inc. ................ 28,706 927,491
Visteon Corp.
(a)
.......................... 19,733 1,997,572
XPEL, Inc.
(a)
............................ 20,936 906,319
19,553,902
a
Automobiles  —  0 .6%
Harley-Davidson, Inc. ...................... 115,737 4,333,193
Lucid Group, Inc.
(a) (b)
....................... 469,366 1,886,851
Thor Industries, Inc. ....................... 21,502 2,306,305
Winnebago Industries, Inc. .................. 37,463 2,235,043
10,761,392
a
Banks  —  7 .1%
Amalgamated Financial Corp. ................ 54,609 1,801,551
Ameris Bancorp .......................... 29,866 1,840,642
Associated Banc-Corp. ..................... 127,757 2,923,080
Atlantic Union Bankshares Corp. .............. 48,841 1,938,011
Banc of California, Inc. ..................... 75,914 1,079,497
Bancorp, Inc. (The)
(a) (b)
..................... 26,460 1,386,504
Bank of Hawaii Corp. ...................... 20,323 1,348,838
Bank OZK ............................. 54,394 2,357,980
BankUnited, Inc. ......................... 28,928 1,111,703
Banner Corp. ........................... 44,751 2,665,817
Berkshire Hills Bancorp, Inc. ................. 122,187 3,365,030
Cadence Bank .......................... 73,268 2,365,091
Camden National Corp. .................... 40,490 1,618,790
Central Pacific Financial Corp. ................ 84,982 2,337,855
Columbia Banking System, Inc. ............... 81,978 2,064,206
Comerica, Inc. ........................... 57,482 3,282,797
Commerce Bancshares, Inc. ................. 61,918 3,960,275
Community Financial System, Inc. ............. 18,018 1,101,981
Cullen/Frost Bankers, Inc. ................... 13,319 1,494,791
Customers Bancorp, Inc.
(a)
................... 18,480 957,634
Security Shares Value
a
Banks (continued)
CVB Financial Corp. ....................... 96,967 $ 1,786,132
East West Bancorp, Inc. .................... 73,678 6,194,109
Enterprise Financial Services Corp. ............ 36,371 1,924,390
First BanCorp ........................... 171,045 3,656,942
First Financial Bancorp ..................... 34,652 917,238
First Financial Bankshares, Inc. ............... 30,185 1,103,865
First Horizon Corp. ........................ 222,023 3,683,362
First Interstate BancSystem, Inc. , Class A ........ 87,765 2,725,103
Fulton Financial Corp. ...................... 113,919 2,204,333
Glacier Bancorp, Inc. ...................... 101,106 4,782,314
Hancock Whitney Corp. .................... 29,644 1,592,772
Hanmi Financial Corp. ..................... 51,227 1,014,807
Independent Bank Corp. .................... 92,911 3,775,508
International Bancshares Corp. ............... 16,980 1,072,796
National Bank Holdings Corp. , Class A .......... 21,142 926,231
NBT Bancorp, Inc. ........................ 22,201 1,086,961
New York Community Bancorp, Inc.
(a)
........... 87,177 944,999
Old National Bancorp ...................... 165,422 3,283,627
Pacific Premier Bancorp, Inc. ................. 41,446 1,065,162
Pinnacle Financial Partners, Inc. ............... 47,237 4,703,388
Popular, Inc. ............................ 15,488 1,587,520
Provident Financial Services, Inc. .............. 44,398 846,670
Renasant Corp. .......................... 44,252 1,548,820
Sandy Spring Bancorp, Inc. .................. 40,795 1,276,884
ServisFirst Bancshares, Inc. ................. 12,021 974,422
SouthState Corp. ......................... 48,896 4,747,313
Synovus Financial Corp. .................... 104,744 4,830,793
UMB Financial Corp. ...................... 41,751 4,324,986
United Bankshares, Inc. .................... 77,326 3,005,662
Valley National Bancorp .................... 278,676 2,418,908
Veritex Holdings, Inc. ...................... 38,334 965,633
Webster Financial Corp. .................... 87,210 4,136,370
Western Alliance Bancorp ................... 45,768 3,738,330
Wintrust Financial Corp. .................... 10,990 1,195,712
Zions Bancorp NA ........................ 65,261 3,234,335
128,278,470
a
Beverages  —  0 .1%
Coca-Cola Consolidated, Inc. ................. 895 1,201,448
a
Biotechnology  —  5 .1%
89bio, Inc.
(a)
............................ 100,733 956,963
ADMA Biologics, Inc.
(a)
..................... 57,697 998,735
Agios Pharmaceuticals, Inc.
(a)
................ 19,586 899,193
Alector, Inc.
(a)
........................... 168,060 887,357
Alkermes PLC
(a)
.......................... 65,707 1,869,364
AnaptysBio, Inc.
(a)
........................ 24,311 926,006
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 22,442 872,994
Apogee Therapeutics, Inc.
(a)
.................. 18,068 924,540
Arcellx, Inc.
(a) (b)
.......................... 15,588 1,071,519
Arcturus Therapeutics Holdings, Inc.
(a) (b)
.......... 41,236 870,080
Arcus Biosciences, Inc.
(a)
.................... 49,906 854,391
Arcutis Biotherapeutics, Inc.
(a)
................ 104,150 1,133,152
Arrowhead Pharmaceuticals, Inc.
(a)
............. 47,821 1,139,574
Avidity Biosciences, Inc.
(a)
................... 32,905 1,447,820
Beam Therapeutics, Inc.
(a)
................... 35,344 942,978
Biohaven Ltd.
(a)
.......................... 39,794 1,567,884
Blueprint Medicines Corp.
(a)
.................. 15,363 1,467,781
Bridgebio Pharma, Inc.
(a)
.................... 34,036 947,903
CareDx, Inc.
(a)
........................... 20,843 640,505
Catalyst Pharmaceuticals, Inc.
(a)
............... 42,333 857,243
Celldex Therapeutics, Inc.
(a)
.................. 28,807 1,190,593
Cogent Biosciences, Inc.
(a)
................... 88,487 950,350
Crinetics Pharmaceuticals, Inc.
(a)
.............. 35,845 1,901,936

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Biotechnology (continued)
CRISPR Therapeutics AG
(a) (b)
................. 31,652 $ 1,510,433
Cullinan Therapeutics, Inc.
(a)
................. 49,823 976,531
Cytokinetics, Inc.
(a)
........................ 45,744 2,611,068
Denali Therapeutics, Inc.
(a)
.................. 68,282 1,668,812
Disc Medicine, Inc.
(a)
....................... 17,625 895,702
Dyne Therapeutics, Inc.
(a)
................... 26,952 1,242,218
Geron Corp.
(a)
........................... 243,548 1,156,853
Halozyme Therapeutics, Inc.
(a)
................ 39,742 2,537,527
Ideaya Biosciences, Inc.
(a)
................... 39,313 1,552,864
Immunovant, Inc.
(a) (b)
....................... 27,897 862,017
Insmed, Inc.
(a)
........................... 56,592 4,327,590
Intellia Therapeutics, Inc.
(a) (b)
................. 48,657 1,091,863
Ionis Pharmaceuticals, Inc.
(a)
................. 23,543 1,122,530
Janux Therapeutics, Inc.
(a)
................... 19,568 919,305
Keros Therapeutics, Inc.
(a)
................... 18,563 841,832
Krystal Biotech, Inc.
(a)
...................... 4,768 930,332
Kura Oncology, Inc.
(a)
...................... 43,800 922,428
Kymera Therapeutics, Inc.
(a) (b)
................ 21,418 1,035,774
Madrigal Pharmaceuticals, Inc.
(a)
.............. 3,371 833,075
MannKind Corp.
(a)
........................ 166,560 1,042,666
Merus NV
(a) (b)
............................ 24,162 1,232,020
MoonLake Immunotherapeutics , Class A
(a) (b)
....... 17,726 829,400
Myriad Genetics, Inc.
(a)
..................... 39,517 1,119,517
Natera, Inc.
(a)
........................... 39,065 4,619,827
Novavax, Inc.
(a)
.......................... 67,331 833,558
Nurix Therapeutics, Inc.
(a)
................... 40,398 1,018,030
Nuvalent, Inc. , Class A
(a)
.................... 11,508 979,676
Protagonist Therapeutics, Inc.
(a) (b)
.............. 23,126 991,874
Prothena Corp. PLC
(a)
...................... 45,390 1,010,835
PTC Therapeutics, Inc.
(a)
.................... 25,432 898,258
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
...... 122,641 892,826
REVOLUTION Medicines, Inc.
(a)
............... 32,779 1,397,369
Rocket Pharmaceuticals, Inc.
(a) (b)
.............. 45,375 855,319
Roivant Sciences, Ltd.
(a)
.................... 99,097 1,211,956
Sarepta Therapeutics, Inc.
(a)
................. 30,852 4,189,085
Savara, Inc.
(a)
........................... 195,692 835,605
Soleno Therapeutics, Inc.
(a)
.................. 17,219 842,870
SpringWorks Therapeutics, Inc.
(a)
.............. 23,669 987,234
Syndax Pharmaceuticals, Inc.
(a)
............... 46,282 951,095
TG Therapeutics, Inc.
(a)
..................... 35,457 832,885
Twist Bioscience Corp.
(a) (b)
................... 22,290 963,820
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 26,645 1,512,903
Vaxcyte, Inc.
(a)
........................... 43,537 3,516,048
Vera Therapeutics, Inc. , Class A
(a)
.............. 21,855 826,556
Viking Therapeutics, Inc.
(a) (b)
.................. 38,996 2,500,424
Viridian Therapeutics, Inc.
(a)
.................. 55,992 821,963
Xenon Pharmaceuticals, Inc.
(a)
................ 50,525 2,038,178
Zymeworks, Inc.
(a) (b)
....................... 81,643 957,672
93,067,084
a
Broadline Retail  —  0 .5%
Etsy, Inc.
(a)
............................. 37,564 2,069,401
Kohl's Corp. ............................ 50,755 984,140
Macy's, Inc. ............................ 154,685 2,408,445
Nordstrom, Inc. .......................... 47,260 1,055,788
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 23,951 2,145,052
8,662,826
a
Building Products  —  1 .6%
AAON, Inc. ............................. 36,265 3,463,670
Advanced Drainage Systems, Inc. ............. 30,897 4,843,414
American Woodmark Corp.
(a)
................. 14,710 1,318,163
Armstrong World Industries, Inc. ............... 28,925 3,666,533
AZEK Co., Inc. (The) , Class A
(a)
............... 53,911 2,298,226
AZZ, Inc. .............................. 17,235 1,433,435
Security Shares Value
a
Building Products (continued)
Gibraltar Industries, Inc.
(a)
................... 15,294 $ 1,065,533
Hayward Holdings, Inc.
(a)
.................... 62,505 927,574
JELD-WEN Holding, Inc.
(a)
................... 64,263 915,105
Resideo Technologies, Inc.
(a)
................. 171,769 3,462,863
Simpson Manufacturing Co., Inc. .............. 10,420 1,907,485
Trex Co., Inc.
(a)
.......................... 18,451 1,176,067
Zurn Elkay Water Solutions Corp. .............. 101,072 3,277,765
29,755,833
a
Capital Markets  —  2 .5%
Affiliated Managers Group, Inc. ............... 18,976 3,298,598
Artisan Partners Asset Management, Inc. , Class A ... 37,619 1,564,574
BGC Group, Inc. , Class A ................... 96,008 948,559
Blue Owl Capital, Inc. , Class A ................ 50,514 891,067
Donnelley Financial Solutions, Inc.
(a)
............ 36,822 2,454,555
Evercore, Inc. , Class A ..................... 7,401 1,818,722
Interactive Brokers Group, Inc. , Class A .......... 34,970 4,507,283
Invesco Ltd. ............................ 262,050 4,478,434
Janus Henderson Group PLC ................ 216,640 8,147,830
Jefferies Financial Group, Inc. ................ 27,581 1,653,481
Lazard, Inc. ............................ 57,189 2,865,741
Moelis & Co. , Class A ...................... 4,749 317,186
Morningstar, Inc. ......................... 10,089 3,165,626
Piper Sandler Companies ................... 4,702 1,282,235
PJT Partners, Inc. , Class A .................. 11,771 1,453,719
Stifel Financial Corp. ...................... 29,435 2,594,401
Victory Capital Holdings, Inc. , Class A ........... 21,734 1,186,024
Virtus Investment Partners, Inc. ............... 4,438 939,347
WisdomTree, Inc. ......................... 92,580 938,761
44,506,143
a
Chemicals  —  1 .8%
Arcadium Lithium PLC
(a)
.................... 382,563 1,036,746
Ashland, Inc. ............................ 10,148 908,246
Aspen Aerogels, Inc.
(a) (b)
.................... 28,789 825,956
Avient Corp. ............................ 26,373 1,295,706
Axalta Coating Systems Ltd.
(a)
................ 126,700 4,624,550
Balchem Corp. .......................... 14,202 2,514,180
Cabot Corp. ............................ 22,702 2,386,207
Chemours Co. (The) ....................... 52,187 1,014,515
Element Solutions, Inc. ..................... 92,945 2,485,349
FMC Corp. ............................. 50,155 3,239,010
Hawkins, Inc. ........................... 10,837 1,372,723
HB Fuller Co. ........................... 25,171 2,156,148
Innospec, Inc. ........................... 12,140 1,399,256
Koppers Holdings, Inc. ..................... 38,905 1,539,860
Minerals Technologies, Inc. .................. 28,789 2,219,632
Sensient Technologies Corp. ................. 18,100 1,408,904
Stepan Co. ............................. 24,725 1,919,402
Tronox Holdings PLC ...................... 78,046 1,087,181
33,433,571
a
Commercial Services & Supplies  —  1 .4%
ABM Industries, Inc. ....................... 29,588 1,690,954
ACV Auctions, Inc. , Class A
(a)
................. 57,411 1,074,160
Brady Corp. , Class A ...................... 23,826 1,764,077
CECO Environmental Corp.
(a) (b)
............... 34,920 1,010,934
Clean Harbors, Inc.
(a)
...................... 4,387 1,078,763
Deluxe Corp. ............................ 45,599 938,883
HNI Corp. .............................. 52,933 2,850,442
Interface, Inc. ........................... 57,987 1,094,795
MillerKnoll, Inc. .......................... 32,508 957,361
Montrose Environmental Group, Inc.
(a)
........... 26,653 876,884
MSA Safety, Inc. ......................... 18,879 3,447,872
OPENLANE, Inc.
(a)
........................ 113,370 1,964,702

Schedule of Investments
(continued)
August 31, 2024
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Financial Statements
Security Shares Value
a
Commercial Services & Supplies (continued)
Pitney Bowes, Inc. ........................ 120,213 $ 849,906
Tetra Tech, Inc. .......................... 14,671 3,487,883
Vestis Corp. ............................ 65,332 919,221
Viad Corp.
(a)
............................ 27,248 937,604
VSE Corp. ............................. 12,685 1,180,085
26,124,526
a
Communications Equipment  —  0 .6%
Calix, Inc.
(a)
............................. 35,282 1,313,902
Ciena Corp.
(a)
........................... 51,029 2,941,822
Digi International, Inc.
(a)
..................... 30,138 887,865
Harmonic, Inc.
(a) (b)
........................ 83,288 1,203,512
Infinera Corp.
(a) (b)
......................... 145,892 917,661
Lumentum Holdings, Inc.
(a)
.................. 23,133 1,332,692
NETGEAR, Inc.
(a)
......................... 66,023 1,071,553
Ribbon Communications, Inc.
(a)
............... 269,155 917,819
Viasat, Inc.
(a)
............................ 49,725 780,682
11,367,508
a
Construction & Engineering  —  1 .9%
API Group Corp.
(a)
........................ 31,400 1,116,270
Arcosa, Inc.
(b)
........................... 25,836 2,363,736
Comfort Systems USA, Inc. .................. 16,739 5,917,571
Dycom Industries, Inc.
(a)
.................... 10,480 1,844,061
Fluor Corp.
(a)
............................ 39,211 1,963,295
Granite Construction, Inc. ................... 16,933 1,272,684
IES Holdings, Inc.
(a)
....................... 5,459 1,018,267
MasTec, Inc.
(a)
........................... 24,413 2,761,843
MDU Resources Group, Inc. ................. 196,709 5,053,454
MYR Group, Inc.
(a)
........................ 20,021 2,018,117
Primoris Services Corp. .................... 33,931 1,915,066
Sterling Infrastructure, Inc.
(a) (b)
................ 13,557 1,620,468
Valmont Industries, Inc. ..................... 7,421 2,120,625
WillScot Holdings Corp. , Class A
(a) (b)
............ 93,849 3,616,940
34,602,397
a
Construction Materials  —  0 .4%
Eagle Materials, Inc. ....................... 3,591 925,580
Knife River Corp.
(a)
........................ 26,322 2,076,016
Summit Materials, Inc. , Class A
(a) (b)
............. 109,442 4,432,401
7,433,997
a
Consumer Finance  —  0 .8%
Encore Capital Group, Inc.
(a)
................. 44,368 2,221,949
Green Dot Corp. , Class A
(a)
.................. 13,074 146,037
OneMain Holdings, Inc. ..................... 70,708 3,493,682
PRA Group, Inc.
(a)
........................ 41,772 974,123
PROG Holdings, Inc. ...................... 21,487 1,004,732
SLM Corp. ............................. 128,474 2,834,137
SoFi Technologies, Inc.
(a)
.................... 299,960 2,396,680
Upstart Holdings, Inc.
(a)
..................... 24,487 1,040,698
14,112,038
a
Consumer Staples Distribution & Retail  —  1 .8%
Andersons, Inc. (The) ...................... 23,843 1,215,278
BJ's Wholesale Club Holdings, Inc.
(a)
............ 55,939 4,472,883
Casey's General Stores, Inc. ................. 24,487 8,871,885
Grocery Outlet Holding Corp.
(a) (b)
............... 54,295 1,028,347
Maplebear, Inc.
(a)
......................... 26,560 953,238
PriceSmart, Inc. .......................... 10,331 925,451
Sprouts Farmers Market, Inc.
(a)
................ 58,134 6,048,843
U.S. Foods Holding Corp.
(a)
.................. 142,528 8,439,083
United Natural Foods, Inc.
(a)
.................. 67,034 1,014,224
32,969,232
a
Security Shares Value
a
Containers & Packaging  —  1 .0%
AptarGroup, Inc. ......................... 26,838 $ 4,111,313
Berry Global Group, Inc. .................... 48,865 3,364,844
Graphic Packaging Holding Co. ............... 177,343 5,307,876
Greif, Inc. , Class A ........................ 15,386 961,933
Greif, Inc. , Class B ........................ 14,070 948,318
Sealed Air Corp. ......................... 36,275 1,267,811
Sonoco Products Co. ...................... 42,773 2,419,669
18,381,764
a
Diversified Consumer Services  —  1 .5%
ADT, Inc. .............................. 314,320 2,291,393
Adtalem Global Education, Inc.
(a)
.............. 12,446 942,287
Bright Horizons Family Solutions, Inc.
(a)
.......... 36,612 5,152,040
Coursera, Inc.
(a)
.......................... 107,877 873,804
Duolingo, Inc. , Class A
(a)
.................... 10,768 2,288,954
European Wax Center, Inc. , Class A
(a)
........... 140,897 972,189
Frontdoor, Inc.
(a)
.......................... 74,548 3,584,268
Grand Canyon Education, Inc.
(a)
............... 6,097 884,126
H&R Block, Inc. .......................... 60,980 3,860,644
Service Corp. International .................. 60,309 4,720,385
Stride, Inc.
(a) (b)
........................... 24,964 2,055,536
27,625,626
a
Diversified REITs  —  0 .4%
American Assets Trust, Inc. .................. 46,133 1,257,124
Armada Hoffler Properties, Inc. ............... 78,814 970,201
Broadstone Net Lease, Inc. .................. 51,429 941,151
Empire State Realty Trust, Inc. , Class A .......... 122,847 1,325,519
Essential Properties Realty Trust, Inc. ........... 106,031 3,383,449
7,877,444
a
Diversified Telecommunication Services  —  0 .4%
Cogent Communications Holdings, Inc. .......... 25,408 1,778,052
Frontier Communications Parent, Inc.
(a) (b)
......... 71,577 2,061,418
Iridium Communications, Inc. ................. 76,203 1,966,037
Lumen Technologies, Inc.
(a)
.................. 417,593 2,192,363
7,997,870
a
Electrical Equipment  —  1 .4%
Acuity Brands, Inc. ........................ 19,715 5,021,411
Atkore, Inc. ............................. 19,226 1,794,363
Bloom Energy Corp. , Class A
(a) (b)
.............. 76,286 908,566
Generac Holdings, Inc.
(a) (b)
................... 22,443 3,513,003
NEXTracker, Inc. , Class A
(a)
.................. 48,108 1,956,552
nVent Electric PLC ........................ 50,690 3,444,892
Plug Power, Inc.
(a) (b)
....................... 413,038 776,512
Powell Industries, Inc. ...................... 6,121 1,024,900
Regal Rexnord Corp. ...................... 16,942 2,843,037
Sensata Technologies Holding PLC ............ 45,953 1,771,488
Sunrun, Inc.
(a)
........................... 87,473 1,794,946
24,849,670
a
Electronic Equipment, Instruments & Components  —  3 .6%
Advanced Energy Industries, Inc. .............. 28,391 3,012,001
Arlo Technologies, Inc.
(a)
.................... 72,297 848,767
Arrow Electronics, Inc.
(a)
.................... 14,221 1,920,973
Avnet, Inc. ............................. 96,443 5,321,725
Badger Meter, Inc. ........................ 25,983 5,376,922
Belden, Inc. ............................ 31,608 3,390,906
Benchmark Electronics, Inc. ................. 64,649 2,748,229
Cognex Corp. ........................... 48,677 1,965,577
Coherent Corp.
(a)
......................... 53,966 4,206,650
CTS Corp. ............................. 26,026 1,281,780
ePlus, Inc.
(a)
............................ 14,225 1,365,031
Fabrinet
(a) (b)
............................. 12,826 3,125,055
Flex Ltd.
(a)
.............................. 168,240 5,466,118

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Insight Enterprises, Inc.
(a)
................... 15,736 $ 3,415,814
Itron, Inc.
(a)
............................. 31,888 3,259,591
Kimball Electronics, Inc.
(a)
................... 59,559 1,098,864
Littelfuse, Inc. ........................... 10,528 2,865,722
Methode Electronics, Inc. ................... 85,494 890,847
Mirion Technologies, Inc. , Class A
(a)
............ 105,994 1,148,975
Novanta, Inc.
(a)
.......................... 21,569 3,953,166
PAR Technology Corp.
(a)
.................... 19,681 1,062,577
Plexus Corp.
(a) (b)
.......................... 21,267 2,724,515
Rogers Corp.
(a)
.......................... 12,790 1,371,855
TD SYNNEX Corp. ........................ 12,812 1,555,633
Vontier Corp. ............................ 73,569 2,577,122
65,954,415
a
Energy Equipment & Services  —  1 .5%
Archrock, Inc. ........................... 80,473 1,627,969
Cactus, Inc. , Class A ...................... 34,894 2,076,891
ChampionX Corp. ........................ 103,404 3,218,967
Core Laboratories, Inc.
(b)
.................... 58,540 1,145,042
Dril-Quip, Inc.
(a)
.......................... 58,710 957,560
Expro Group Holdings NV
(a)
.................. 74,645 1,482,450
Helix Energy Solutions Group, Inc.
(a)
............ 85,923 964,056
NOV, Inc. .............................. 179,565 3,190,870
Oceaneering International, Inc.
(a)
.............. 45,291 1,222,404
Patterson-UTI Energy, Inc. .................. 100,387 924,564
TechnipFMC PLC ........................ 237,758 6,381,425
Weatherford International PLC ................ 35,259 3,700,079
26,892,277
a
Entertainment  —  0 .5%
AMC Entertainment Holdings, Inc. , Class A
(a)
...... 176,733 851,853
Cinemark Holdings, Inc.
(a)
................... 51,965 1,422,802
Endeavor Group Holdings, Inc. , Class A .......... 32,466 892,166
IMAX Corp.
(a)
........................... 72,901 1,544,772
Lions Gate Entertainment Corp. , Class A
(a)
........ 107,948 838,756
TKO Group Holdings, Inc. , Class A ............. 26,055 3,080,482
8,630,831
a
Financial Services  —  2 .1%
Affirm Holdings, Inc. , Class A
(a)
................ 82,446 3,628,448
AvidXchange Holdings, Inc.
(a)
................. 109,890 886,812
Essent Group Ltd. ........................ 23,952 1,539,874
Flywire Corp.
(a)
.......................... 53,259 964,521
HA Sustainable Infrastructure Capital, Inc. ........ 66,860 2,164,927
Jackson Financial, Inc. , Class A ............... 27,455 2,470,126
Marqeta, Inc. , Class A
(a)
.................... 165,882 884,151
MGIC Investment Corp. .................... 183,885 4,676,196
Mr Cooper Group, Inc.
(a)
.................... 10,793 1,012,491
NMI Holdings, Inc.
(a)
....................... 44,054 1,809,298
Payoneer Global, Inc.
(a)
..................... 114,962 854,168
PennyMac Financial Services, Inc. ............. 19,888 2,147,904
Radian Group, Inc. ........................ 46,283 1,673,130
Rocket Companies, Inc. , Class A
(a) (b)
............ 62,540 1,228,911
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 12,232 1,016,479
Voya Financial, Inc. ....................... 39,117 2,770,657
Walker & Dunlop, Inc. ...................... 11,513 1,232,582
Western Union Co. (The) ................... 121,788 1,485,814
WEX, Inc.
(a)
............................. 26,315 5,026,691
37,473,180
a
Food Products  —  1 .3%
Cal-Maine Foods, Inc. ...................... 13,476 970,811
Darling Ingredients, Inc.
(a)
................... 89,376 3,729,660
Flowers Foods, Inc. ....................... 37,082 861,786
Freshpet, Inc.
(a)
.......................... 24,342 3,310,512
Security Shares Value
a
Food Products (continued)
Hain Celestial Group, Inc. (The)
(a)
.............. 140,873 $ 1,126,984
Ingredion, Inc. ........................... 54,356 7,300,554
Post Holdings, Inc.
(a)
....................... 15,140 1,752,758
Simply Good Foods Co. (The)
(a)
............... 26,726 844,274
TreeHouse Foods, Inc.
(a) (b)
................... 24,830 1,020,265
Vital Farms, Inc.
(a)
........................ 34,237 1,076,754
WK Kellogg Co .......................... 50,397 865,317
22,859,675
a
Gas Utilities  —  1 .5%
Chesapeake Utilities Corp. .................. 19,774 2,341,637
National Fuel Gas Co. ..................... 63,832 3,814,600
New Jersey Resources Corp. ................. 86,474 4,004,611
Northwest Natural Holding Co. ................ 35,334 1,421,134
ONE Gas, Inc. ........................... 80,825 5,572,076
Southwest Gas Holdings, Inc. ................ 32,743 2,381,071
Spire, Inc. .............................. 40,029 2,640,713
UGI Corp. .............................. 197,297 4,914,668
27,090,510
a
Ground Transportation  —  1 .5%
ArcBest Corp. ........................... 8,296 881,865
Avis Budget Group, Inc. .................... 9,952 815,965
Landstar System, Inc. ...................... 21,419 3,910,253
Lyft, Inc. , Class A
(a)
........................ 116,937 1,364,655
RXO, Inc.
(a)
............................. 66,437 1,890,797
Ryder System, Inc. ........................ 34,259 4,975,777
Saia, Inc.
(a) (b)
............................ 9,980 3,750,783
Schneider National, Inc. , Class B .............. 120,131 3,256,751
Werner Enterprises, Inc. .................... 58,390 2,158,094
XPO, Inc.
(a)
............................. 42,807 4,906,538
27,911,478
a
Health Care Equipment & Supplies  —  2 .7%
Artivion, Inc.
(a)
........................... 37,631 1,021,305
AtriCure, Inc.
(a) (b)
......................... 39,722 1,041,114
CONMED Corp. .......................... 12,965 949,297
Dentsply Sirona, Inc. ...................... 50,984 1,289,385
Embecta Corp. .......................... 65,383 1,068,358
Enovis Corp.
(a) (b)
.......................... 34,261 1,596,563
Envista Holdings Corp.
(a) (b)
................... 57,452 1,049,074
Establishment Labs Holdings, Inc.
(a) (b)
........... 19,888 911,268
Glaukos Corp.
(a)
.......................... 24,856 3,327,970
Globus Medical, Inc. , Class A
(a)
............... 25,234 1,834,512
Haemonetics Corp.
(a)
...................... 25,925 1,959,412
ICU Medical, Inc.
(a)
........................ 8,579 1,418,366
Inari Medical, Inc.
(a)
....................... 25,174 1,088,272
Inspire Medical Systems, Inc.
(a) (b)
.............. 8,912 1,602,556
Integer Holdings Corp.
(a)
.................... 18,528 2,409,937
Integra LifeSciences Holdings Corp.
(a)
........... 43,299 880,702
Lantheus Holdings, Inc.
(a)
................... 24,726 2,632,577
LivaNova PLC
(a)
.......................... 19,023 958,569
Masimo Corp.
(a)
.......................... 7,465 877,287
Merit Medical Systems, Inc.
(a)
................. 27,787 2,686,447
Neogen Corp.
(a) (b)
......................... 58,826 1,014,749
Novocure Ltd.
(a)
.......................... 50,121 974,352
Omnicell, Inc.
(a)
.......................... 21,303 947,557
Paragon 28, Inc.
(a) (b)
....................... 109,367 909,933
Penumbra, Inc.
(a) (b)
........................ 13,921 2,816,497
PROCEPT BioRobotics Corp.
(a) (b)
.............. 18,618 1,470,822
QuidelOrtho Corp.
(a)
....................... 21,111 891,940
RxSight, Inc.
(a)
........................... 19,632 1,107,048
SI-BONE, Inc.
(a)
.......................... 62,357 1,036,373
STAAR Surgical Co.
(a)
...................... 24,152 799,190
Tandem Diabetes Care, Inc.
(a) (b)
............... 26,583 1,156,361

Schedule of Investments
(continued)
August 31, 2024
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Financial Statements
Security Shares Value
a
Health Care Equipment & Supplies (continued)
TransMedics Group, Inc.
(a) (b)
.................. 11,458 $ 1,925,631
Treace Medical Concepts, Inc.
(a)
............... 139,465 860,499
UFP Technologies, Inc.
(a)
.................... 3,332 1,136,978
Varex Imaging Corp.
(a)
..................... 82,101 1,024,620
48,675,521
a
Health Care Providers & Services  —  3 .0%
Acadia Healthcare Co., Inc.
(a)
................. 46,105 3,777,383
Addus HomeCare Corp.
(a)
................... 8,295 1,103,318
agilon health, Inc.
(a) (b)
...................... 190,227 776,126
Alignment Healthcare, Inc.
(a) (b)
................ 104,189 938,743
Amedisys, Inc.
(a)
......................... 17,953 1,759,573
AMN Healthcare Services, Inc.
(a)
............... 33,223 1,761,816
Brookdale Senior Living, Inc.
(a)
................ 132,077 939,067
Castle Biosciences, Inc.
(a)
................... 32,609 967,509
Chemed Corp. ........................... 4,590 2,690,520
CorVel Corp.
(a)
........................... 5,038 1,615,838
Cross Country Healthcare, Inc.
(a)
.............. 63,004 940,020
Encompass Health Corp. ................... 54,256 5,048,521
Ensign Group, Inc. (The) .................... 26,550 4,018,608
Fulgent Genetics, Inc.
(a)
.................... 40,182 906,506
Guardant Health, Inc.
(a)
..................... 44,727 1,144,117
HealthEquity, Inc.
(a)
........................ 31,676 2,520,143
Hims & Hers Health, Inc. , Class A
(a)
............. 63,338 932,969
NeoGenomics, Inc.
(a)
...................... 62,481 1,032,186
Option Care Health, Inc.
(a)
................... 77,029 2,466,469
Owens & Minor, Inc.
(a)
...................... 56,240 873,970
Patterson Companies, Inc. .................. 126,962 2,855,375
Pennant Group, Inc. (The)
(a)
.................. 34,525 1,182,826
PetIQ, Inc. , Class A
(a)
...................... 29,741 908,588
Premier, Inc. , Class A ...................... 113,966 2,321,487
Privia Health Group, Inc.
(a)
................... 71,210 1,434,169
Progyny, Inc.
(a) (b)
......................... 51,601 1,212,107
R1 RCM, Inc.
(a)
.......................... 79,408 1,120,447
RadNet, Inc.
(a)
........................... 24,428 1,619,332
Select Medical Holdings Corp. ................ 35,362 1,275,507
Tenet Healthcare Corp.
(a)
.................... 27,655 4,586,305
54,729,545
a
Health Care REITs  —  0 .4%
Healthcare Realty Trust, Inc. , Class A ........... 90,221 1,605,934
Medical Properties Trust, Inc.
(b)
................ 220,800 993,600
Omega Healthcare Investors, Inc. .............. 91,766 3,628,427
Sabra Health Care REIT, Inc. ................. 80,672 1,374,651
7,602,612
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a) (b)
................... 31,066 1,142,607
Teladoc Health, Inc.
(a)
...................... 122,293 876,841
2,019,448
a
Hotel & Resort REITs  —  0 .4%
Park Hotels & Resorts, Inc. .................. 80,398 1,228,482
Pebblebrook Hotel Trust .................... 70,476 937,331
Ryman Hospitality Properties, Inc. ............. 33,139 3,445,130
Xenia Hotels & Resorts, Inc. ................. 90,614 1,290,343
6,901,286
a
Hotels, Restaurants & Leisure  —  3 .1%
Accel Entertainment, Inc. , Class A
(a)
............ 78,836 919,228
Aramark ............................... 114,681 4,200,765
Boyd Gaming Corp. ....................... 15,853 951,497
Brinker International, Inc.
(a)
.................. 25,904 1,852,654
Caesars Entertainment, Inc.
(a)
................ 70,426 2,650,835
Cava Group, Inc.
(a) (b)
....................... 17,614 2,008,701
Cheesecake Factory, Inc. (The) ............... 23,537 925,239
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Choice Hotels International, Inc.
(b)
.............. 7,167 $ 914,438
Churchill Downs, Inc. ...................... 18,252 2,536,480
Dave & Buster's Entertainment, Inc.
(a) (b)
.......... 27,547 863,323
Dutch Bros, Inc. , Class A
(a)
.................. 28,341 878,571
Everi Holdings, Inc.
(a)
...................... 107,319 1,400,513
Hilton Grand Vacations, Inc.
(a)
................ 29,644 1,143,666
Light & Wonder, Inc.
(a)
...................... 38,900 4,271,998
Marriott Vacations Worldwide Corp. ............. 16,614 1,229,436
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 175,474 3,139,230
Penn Entertainment, Inc.
(a)
................... 44,492 828,441
Planet Fitness, Inc. , Class A
(a) (b)
............... 39,809 3,232,889
Playa Hotels & Resorts NV
(a)
................. 160,094 1,261,541
Shake Shack, Inc. , Class A
(a)
................. 13,653 1,357,245
Six Flags Entertainment Corp.
(a)
............... 25,726 1,126,284
Sweetgreen, Inc. , Class A
(a)
.................. 31,560 997,612
Texas Roadhouse, Inc. ..................... 10,034 1,693,237
Travel + Leisure Co. ....................... 56,485 2,500,026
United Parks & Resorts, Inc.
(a)
................ 26,561 1,307,332
Vail Resorts, Inc. ......................... 21,639 3,931,806
Wendy's Co. (The) ........................ 90,109 1,524,644
Wingstop, Inc. ........................... 10,731 4,143,346
Wyndham Hotels & Resorts, Inc. .............. 28,699 2,258,611
56,049,588
a
Household Durables  —  2 .3%
Century Communities, Inc. .................. 13,522 1,353,147
Champion Homes, Inc.
(a)
.................... 10,241 956,612
Green Brick Partners, Inc.
(a)
.................. 11,914 938,585
Helen of Troy Ltd.
(a)
....................... 17,298 923,367
Installed Building Products, Inc. ............... 8,657 1,924,538
KB Home .............................. 48,938 4,096,600
Leggett & Platt, Inc. ....................... 87,982 1,112,092
M/I Homes, Inc.
(a)
......................... 6,513 1,037,977
Meritage Homes Corp. ..................... 17,373 3,441,070
Mohawk Industries, Inc.
(a)
................... 9,602 1,489,654
Newell Brands, Inc. ....................... 204,940 1,453,025
Sonos, Inc.
(a)
............................ 95,984 1,173,884
Taylor Morrison Home Corp.
(a)
................ 46,144 3,106,875
Tempur Sealy International, Inc. ............... 49,630 2,602,101
Toll Brothers, Inc. ......................... 33,101 4,768,861
TopBuild Corp.
(a) (b)
........................ 13,657 5,367,474
Tri Pointe Homes, Inc.
(a)
.................... 62,847 2,792,921
Whirlpool Corp. .......................... 33,365 3,346,176
41,884,959
a
Household Products  —  0 .3%
Energizer Holdings, Inc. .................... 39,016 1,264,118
Spectrum Brands Holdings, Inc. ............... 15,924 1,501,952
WD-40 Co. ............................. 7,469 1,963,152
4,729,222
a
Independent Power and Renewable Electricity Producers  —  0 .4%
Clearway Energy, Inc. , Class A ................ 38,321 1,029,685
Clearway Energy, Inc. , Class C ............... 47,715 1,381,827
NextEra Energy Partners, LP ................. 42,907 1,074,820
Ormat Technologies, Inc. .................... 25,321 1,887,174
Sunnova Energy International, Inc.
(a)
............ 90,832 1,009,144
6,382,650
a
Industrial REITs  —  1 .0%
Americold Realty Trust, Inc. .................. 47,561 1,379,269
EastGroup Properties, Inc. .................. 22,783 4,246,751
First Industrial Realty Trust, Inc. ............... 32,068 1,819,218
LXP Industrial Trust ....................... 117,217 1,214,368
Rexford Industrial Realty, Inc. ................ 140,998 7,179,618

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Industrial REITs (continued)
Terreno Realty Corp. ...................... 32,451 $ 2,240,417
18,079,641
a
Insurance  —  3 .5%
Ambac Financial Group, Inc.
(a)
................ 78,393 917,198
Assured Guaranty Ltd. ..................... 12,115 970,169
Axis Capital Holdings Ltd. ................... 42,450 3,390,906
Baldwin Insurance Group, Inc. (The) , Class A
(a)
..... 35,161 1,648,699
CNO Financial Group, Inc. ................... 96,601 3,373,307
First American Financial Corp. ................ 46,635 2,975,313
Globe Life, Inc. .......................... 21,431 2,251,327
Hanover Insurance Group, Inc. (The) ........... 21,355 3,138,971
Kemper Corp. ........................... 14,416 901,144
Kinsale Capital Group, Inc. .................. 7,993 3,925,282
Lincoln National Corp. ..................... 51,526 1,653,985
Old Republic International Corp. ............... 66,681 2,391,848
Oscar Health, Inc. , Class A
(a)
................. 51,464 941,791
Palomar Holdings, Inc.
(a)
.................... 15,602 1,548,030
Primerica, Inc. ........................... 14,971 3,940,816
Reinsurance Group of America, Inc. ............ 25,018 5,522,974
RenaissanceRe Holdings Ltd. ................ 17,993 4,584,437
RLI Corp. .............................. 22,133 3,410,695
Ryan Specialty Holdings, Inc. , Class A ........... 37,342 2,413,413
Selective Insurance Group, Inc. ............... 55,463 5,046,024
Stewart Information Services Corp. ............. 21,872 1,616,560
Unum Group ............................ 64,878 3,600,080
White Mountains Insurance Group Ltd.
(b)
......... 1,316 2,427,020
62,589,989
a
Interactive Media & Services  —  0 .2%
Yelp, Inc.
(a)
............................. 28,510 995,854
Ziff Davis, Inc.
(a) (b)
......................... 28,723 1,403,693
ZoomInfo Technologies, Inc.
(a)
................ 163,402 1,616,046
4,015,593
a
IT Services  —  0 .5%
ASGN, Inc.
(a)
............................ 29,869 2,872,203
Couchbase, Inc.
(a)
........................ 48,496 951,491
DigitalOcean Holdings, Inc.
(a)
................. 23,632 884,546
DXC Technology Co.
(a)
..................... 94,987 1,963,381
Kyndryl Holdings, Inc.
(a)
..................... 70,848 1,678,389
Squarespace, Inc. , Class A
(a)
................. 23,216 1,055,864
9,405,874
a
Leisure Products  —  0 .7%
Brunswick Corp. ......................... 17,127 1,353,889
Hasbro, Inc. ............................ 57,074 3,890,164
Malibu Boats, Inc. , Class A
(a)
................. 25,953 943,911
Mattel, Inc.
(a) (b)
........................... 129,099 2,450,299
Topgolf Callaway Brands Corp.
(a)
.............. 111,855 1,125,261
YETI Holdings, Inc.
(a)
...................... 58,172 2,345,495
12,109,019
a
Life Sciences Tools & Services  —  0 .7%
10X Genomics, Inc. , Class A
(a) (b)
............... 39,264 916,814
Azenta, Inc.
(a) (b)
.......................... 31,418 1,555,819
Bruker Corp. ............................ 44,129 2,965,028
Fortrea Holdings, Inc.
(a)
..................... 46,015 1,061,106
Medpace Holdings, Inc.
(a)
................... 8,334 2,960,820
Repligen Corp.
(a)
......................... 20,933 3,159,418
Sotera Health Co.
(a)
....................... 59,629 920,672
13,539,677
a
Machinery  —  4 .2%
AGCO Corp. ............................ 27,485 2,502,234
Alamo Group, Inc. ........................ 7,783 1,442,968
Security Shares Value
a
Machinery (continued)
Allison Transmission Holdings, Inc. ............. 42,718 $ 3,962,094
Astec Industries, Inc. ...................... 27,385 926,435
Chart Industries, Inc.
(a)
..................... 15,452 1,891,325
Columbus McKinnon Corp. .................. 29,117 996,093
Crane Co. .............................. 21,374 3,385,214
Donaldson Co., Inc. ....................... 61,467 4,470,495
Douglas Dynamics, Inc. .................... 36,034 1,003,187
Energy Recovery, Inc.
(a)
.................... 98,145 1,593,875
Enerpac Tool Group Corp. , Class A ............. 50,622 2,087,651
Enpro, Inc. ............................. 15,476 2,489,005
ESCO Technologies, Inc. ................... 12,335 1,479,090
Federal Signal Corp. ...................... 31,162 2,944,497
Flowserve Corp. ......................... 52,805 2,633,913
Franklin Electric Co., Inc. ................... 38,852 4,035,169
Gates Industrial Corp. PLC
(a)
................. 64,618 1,173,463
Greenbrier Companies, Inc. (The) .............. 19,159 928,254
Hillenbrand, Inc. ......................... 37,576 1,238,505
ITT, Inc. ............................... 35,714 4,972,103
John Bean Technologies Corp. ................ 13,653 1,226,586
Lincoln Electric Holdings, Inc. ................ 18,148 3,513,634
Lindsay Corp. ........................... 12,767 1,583,746
Mueller Water Products, Inc. , Class A ........... 194,340 4,172,480
Oshkosh Corp. .......................... 50,744 5,475,785
REV Group, Inc. ......................... 32,725 1,041,964
SPX Technologies, Inc.
(a)
.................... 20,791 3,391,844
Tennant Co. ............................ 11,846 1,156,999
Terex Corp. ............................. 29,148 1,654,732
Trinity Industries, Inc. ...................... 51,209 1,690,409
Wabash National Corp. ..................... 48,085 935,734
Watts Water Technologies, Inc. , Class A .......... 18,812 3,700,320
75,699,803
a
Media  —  0 .8%
Cable One, Inc. .......................... 6,260 2,208,027
EchoStar Corp. , Class A
(a)
................... 48,889 906,402
Liberty Broadband Corp. , Class A
(a)
............. 24,401 1,494,561
Liberty Broadband Corp. , Class C , NVS
(a)
........ 13,573 846,684
Magnite, Inc.
(a)
........................... 66,464 916,539
New York Times Co. (The) , Class A ............. 62,419 3,428,676
Nexstar Media Group, Inc. ................... 10,423 1,781,082
TEGNA, Inc. ............................ 214,268 2,974,040
14,556,011
a
Metals & Mining  —  1 .7%
Alcoa Corp. ............................. 89,436 2,870,896
ATI, Inc.
(a)
.............................. 48,980 3,128,842
Carpenter Technology Corp. ................. 16,834 2,437,058
Cleveland-Cliffs, Inc.
(a)
..................... 104,599 1,366,063
Coeur Mining, Inc.
(a)
....................... 148,525 911,944
Commercial Metals Co. ..................... 70,720 3,789,885
Compass Minerals International, Inc. ............ 92,250 814,568
Hecla Mining Co. ......................... 146,108 866,420
Materion Corp.
(b)
......................... 9,053 1,050,510
Metallus, Inc.
(a)
.......................... 53,369 867,780
Olympic Steel, Inc. ........................ 22,526 903,293
Radius Recycling, Inc. , Class A ............... 113,937 1,725,006
Royal Gold, Inc. .......................... 39,654 5,558,301
United States Steel Corp. ................... 72,175 2,736,154
Warrior Met Coal, Inc. ...................... 15,000 919,650
29,946,370
a
Mortgage REITs  —  0 .4%
AGNC Investment Corp. .................... 228,916 2,337,232
Blackstone Mortgage Trust, Inc. , Class A ......... 79,736 1,471,926
Invesco Mortgage Capital, Inc. ................ 104,123 913,159

Schedule of Investments
(continued)
August 31, 2024
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Financial Statements
Security Shares Value
a
Mortgage REITs (continued)
KKR Real Estate Finance Trust, Inc. ............ 104,632 $ 1,248,260
Starwood Property Trust, Inc. ................. 97,118 2,023,939
7,994,516
a
Multi-Utilities  —  0 .2%
Avista Corp. ............................ 95,428 3,687,338
a
Office REITs  —  1 .2%
Brandywine Realty Trust .................... 207,112 1,083,196
COPT Defense Properties ................... 132,343 3,942,498
Cousins Properties, Inc. .................... 133,443 3,804,460
Douglas Emmett, Inc. ...................... 20,767 332,272
Easterly Government Properties, Inc. ........... 99,920 1,310,950
Highwoods Properties, Inc. .................. 80,377 2,589,747
Hudson Pacific Properties, Inc. ................ 175,409 903,356
JBG SMITH Properties ..................... 67,144 1,168,306
Kilroy Realty Corp. ........................ 52,552 1,906,061
Paramount Group, Inc. ..................... 189,699 957,980
Piedmont Office Realty Trust, Inc. , Class A ........ 126,397 1,233,635
SL Green Realty Corp. ..................... 25,400 1,692,656
Vornado Realty Trust ...................... 39,230 1,348,335
22,273,452
a
Oil, Gas & Consumable Fuels  —  3 .1%
Antero Midstream Corp. .................... 190,110 2,826,936
Antero Resources Corp.
(a)
................... 140,530 3,792,905
Berry Corp. ............................. 144,572 894,901
California Resources Corp. .................. 33,698 1,768,134
Civitas Resources, Inc. ..................... 20,412 1,251,868
Clean Energy Fuels Corp.
(a)
.................. 386,400 1,193,976
CNX Resources Corp.
(a) (b)
................... 140,040 3,874,907
Delek U.S. Holdings, Inc. ................... 45,513 929,375
DT Midstream, Inc. ........................ 53,527 4,206,687
EnLink Midstream LLC ..................... 230,788 3,314,116
Excelerate Energy, Inc. , Class A ............... 45,844 835,736
Green Plains, Inc.
(a)
....................... 43,644 618,436
Hess Midstream, LP , Class A ................. 68,552 2,560,417
Kinetik Holdings, Inc. , Class A ................ 60,574 2,679,794
Kosmos Energy Ltd.
(a)
...................... 557,208 2,713,603
Murphy Oil Corp. ......................... 75,669 2,820,940
PBF Energy, Inc. , Class A ................... 34,483 1,174,491
Permian Resources Corp. , Class A ............. 233,795 3,329,241
Range Resources Corp. .................... 144,102 4,305,768
SM Energy Co. .......................... 25,996 1,186,197
Southwestern Energy Co.
(a)
.................. 617,690 3,940,862
Talos Energy, Inc.
(a)
....................... 102,053 1,170,548
Uranium Energy Corp.
(a)
.................... 174,834 914,382
VAALCO Energy, Inc. ...................... 139,957 911,120
Viper Energy, Inc. ........................ 23,094 1,099,274
World Kinect Corp. ........................ 36,941 1,063,531
55,378,145
a
Paper & Forest Products  —  0 .3%
Clearwater Paper Corp.
(a)
................... 27,481 914,293
Louisiana-Pacific Corp. ..................... 29,162 2,830,172
Sylvamo Corp. .......................... 11,744 928,833
4,673,298
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 84,421 3,048,442
a
Personal Care Products  —  0 .3%
BellRing Brands, Inc.
(a) (b)
.................... 25,508 1,426,662
Edgewell Personal Care Co. ................. 24,517 986,074
Security Shares Value
a
Personal Care Products (continued)
elf Beauty, Inc.
(a)
......................... 20,700 $ 3,100,653
5,513,389
a
Pharmaceuticals  —  1 .3%
Arvinas, Inc.
(a)
........................... 35,104 918,321
Axsome Therapeutics, Inc.
(a)
................. 11,102 986,524
Cassava Sciences, Inc.
(a) (b)
.................. 29,456 845,682
Edgewise Therapeutics, Inc.
(a)
................ 44,579 835,856
Elanco Animal Health, Inc.
(a)
.................. 223,011 3,449,980
Enliven Therapeutics, Inc.
(a)
.................. 39,284 859,534
Intra-Cellular Therapies, Inc.
(a)
................ 33,690 2,468,803
Jazz Pharmaceuticals PLC
(a)
................. 24,732 2,868,417
Longboard Pharmaceuticals, Inc.
(a)
............. 25,576 922,782
Nuvation Bio, Inc. , Class A
(a) (b)
................ 305,455 983,565
Organon & Co. .......................... 106,894 2,389,081
Perrigo Co. PLC ......................... 49,168 1,430,789
Phathom Pharmaceuticals, Inc.
(a) (b)
............. 68,926 1,138,658
Phibro Animal Health Corp. , Class A ............ 48,892 1,026,732
Pliant Therapeutics, Inc.
(a)
................... 63,598 845,217
Tarsus Pharmaceuticals, Inc.
(a) (b)
............... 33,452 906,884
22,876,825
a
Professional Services  —  2 .7%
CACI International, Inc. , Class A
(a)
............. 8,141 3,973,785
CBIZ, Inc.
(a)
............................. 13,333 981,309
Clarivate PLC
(a)
.......................... 205,726 1,411,280
Concentrix Corp. ......................... 14,365 1,080,679
CRA International, Inc. ..................... 5,574 939,776
CSG Systems International, Inc. ............... 37,027 1,796,550
ExlService Holdings, Inc.
(a)
.................. 97,838 3,575,001
Exponent, Inc. ........................... 10,731 1,161,845
First Advantage Corp.
(a)
..................... 107,800 2,064,370
FTI Consulting, Inc.
(a)
...................... 18,284 4,174,420
Huron Consulting Group, Inc.
(a)
................ 9,328 1,030,184
ICF International, Inc. ...................... 9,550 1,583,008
KBR, Inc. .............................. 111,856 7,758,332
Kelly Services, Inc. , Class A , NVS ............. 44,267 934,476
Korn Ferry ............................. 21,914 1,600,818
ManpowerGroup, Inc. ...................... 19,147 1,415,346
Maximus, Inc. ........................... 9,336 861,339
Parsons Corp.
(a)
.......................... 19,925 1,902,041
Paycor HCM, Inc.
(a)
....................... 67,303 953,011
Paylocity Holding Corp.
(a)
................... 18,911 3,052,236
Robert Half, Inc. ......................... 54,560 3,419,275
TriNet Group, Inc. ........................ 15,804 1,625,125
Verra Mobility Corp. , Class A
(a)
................ 45,463 1,255,234
48,549,440
a
Real Estate Management & Development  —  0 .8%
Anywhere Real Estate, Inc.
(a)
................. 178,473 872,733
Compass, Inc. , Class A
(a)
.................... 186,135 954,873
Cushman & Wakefield PLC
(a)
................. 92,390 1,201,070
Howard Hughes Holdings, Inc.
(a) (b)
.............. 48,288 3,632,223
Jones Lang LaSalle, Inc.
(a)
................... 25,187 6,428,478
Marcus & Millichap, Inc. .................... 24,230 961,204
14,050,581
a
Retail REITs  —  0 .9%
Agree Realty Corp. ....................... 28,512 2,081,661
Brixmor Property Group, Inc. ................. 104,907 2,873,403
Federal Realty Investment Trust ............... 51,878 5,965,970
Macerich Co. (The) ....................... 82,970 1,325,031
Phillips Edison & Co., Inc. ................... 32,960 1,218,201
SITE Centers Corp.
(a)
...................... 35,971 2,170,850

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Retail REITs (continued)
Tanger, Inc. ............................. 35,036 $ 1,066,496
16,701,612
a
Semiconductors & Semiconductor Equipment  —  2 .1%
Cirrus Logic, Inc.
(a)
........................ 27,635 4,026,143
Credo Technology Group Holding, Ltd.
(a)
......... 55,937 1,952,761
FormFactor, Inc.
(a)
........................ 17,729 864,643
Ichor Holdings, Ltd.
(a)
...................... 28,732 890,692
Impinj, Inc.
(a)
............................ 7,793 1,310,003
Kulicke & Soffa Industries, Inc. ................ 55,172 2,417,085
Lattice Semiconductor Corp.
(a)
................ 57,325 2,714,912
MACOM Technology Solutions Holdings, Inc.
(a) (b)
.... 13,297 1,452,431
MaxLinear, Inc.
(a)
......................... 70,269 1,066,683
MKS Instruments, Inc. ..................... 23,733 2,829,686
Onto Innovation, Inc.
(a)
..................... 24,524 5,229,007
PDF Solutions, Inc.
(a)
...................... 32,332 1,020,075
Power Integrations, Inc. .................... 17,252 1,157,609
Rambus, Inc.
(a)
.......................... 50,004 2,236,179
Semtech Corp.
(a)
......................... 24,180 1,059,568
Silicon Laboratories, Inc.
(a)
................... 16,256 1,924,223
SMART Global Holdings, Inc.
(a)
................ 42,388 878,279
SolarEdge Technologies, Inc.
(a) (b)
.............. 33,049 804,082
Universal Display Corp. .................... 8,757 1,696,406
Veeco Instruments, Inc.
(a)
................... 70,612 2,506,020
Wolfspeed, Inc.
(a)
......................... 66,902 652,295
38,688,782
a
Software  —  6 .3%
A10 Networks, Inc. ........................ 66,287 912,772
ACI Worldwide, Inc.
(a)
...................... 56,325 2,836,527
Agilysys, Inc.
(a)
.......................... 8,684 982,160
Alarm.com Holdings, Inc.
(a)
.................. 14,900 887,146
Alkami Technology, Inc.
(a)
................... 28,531 951,224
Altair Engineering, Inc. , Class A
(a)
.............. 25,878 2,338,336
Appfolio, Inc. , Class A
(a)
.................... 9,181 2,129,900
Asana, Inc. , Class A
(a) (b)
..................... 65,373 919,144
Aurora Innovation, Inc. , Class A
(a) (b)
............. 272,094 1,270,679
AvePoint, Inc. , Class A
(a)
.................... 91,217 1,053,556
BILL Holdings, Inc.
(a)
....................... 31,806 1,735,335
Blackbaud, Inc.
(a)
......................... 27,609 2,308,112
BlackLine, Inc.
(a)
......................... 24,284 1,203,272
Box, Inc. , Class A
(a)
....................... 73,686 2,402,164
Braze, Inc. , Class A
(a) (b)
..................... 22,957 1,028,015
C3.ai, Inc. , Class A
(a) (b)
..................... 35,828 836,226
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 119,293 1,285,979
Cleanspark, Inc.
(a) (b)
....................... 75,883 811,189
Clearwater Analytics Holdings, Inc. , Class A
(a)
...... 35,979 891,560
CommVault Systems, Inc.
(a)
.................. 24,785 3,851,589
Confluent, Inc. , Class A
(a)
................... 97,673 2,072,621
Dolby Laboratories, Inc. , Class A .............. 40,505 2,890,437
DoubleVerify Holdings, Inc.
(a)
................. 95,860 1,888,442
Dropbox, Inc. , Class A
(a)
.................... 108,797 2,735,157
E2open Parent Holdings, Inc. , Class A
(a)
......... 210,119 941,333
Elastic NV
(a)
............................ 36,549 2,784,668
Envestnet, Inc.
(a)
......................... 18,920 1,187,230
Five9, Inc.
(a) (b)
........................... 35,177 1,134,458
Freshworks, Inc. , Class A
(a) (b)
................. 72,783 850,105
Gitlab, Inc. , Class A
(a)
...................... 48,629 2,305,015
Guidewire Software, Inc.
(a) (b)
.................. 42,608 6,338,792
HashiCorp, Inc. , Class A
(a) (b)
.................. 55,521 1,884,383
Informatica, Inc. , Class A
(a)
.................. 36,264 903,336
Intapp, Inc.
(a)
............................ 26,311 1,215,568
InterDigital, Inc. .......................... 15,125 2,095,720
Jamf Holding Corp.
(a) (b)
..................... 49,160 909,460
JFrog Ltd.
(a)
............................. 35,670 990,199
Security Shares Value
a
Software (continued)
Klaviyo, Inc. , Class A
(a) (b)
.................... 27,839 $ 875,815
LiveRamp Holdings, Inc.
(a)
................... 34,806 902,172
Marathon Digital Holdings, Inc.
(a) (b)
............. 84,884 1,417,563
Matterport, Inc. , Class A
(a)
................... 201,838 914,326
ML California Sub, Inc.
(a)
.................... 41,163 939,751
N-able, Inc.
(a)
............................ 72,990 938,651
nCino, Inc.
(a)
............................ 25,665 768,923
NCR Voyix Corp.
(a)
........................ 69,298 934,830
Nutanix, Inc. , Class A
(a)
..................... 97,826 6,181,625
PagerDuty, Inc.
(a) (b)
........................ 53,760 1,063,373
Pegasystems, Inc. ........................ 22,833 1,618,403
Procore Technologies, Inc.
(a) (b)
................ 45,399 2,690,799
Progress Software Corp. .................... 67,207 3,908,087
PROS Holdings, Inc.
(a)
..................... 45,807 922,095
Q2 Holdings, Inc.
(a) (b)
....................... 23,198 1,721,524
RingCentral, Inc. , Class A
(a)
.................. 28,086 936,106
SentinelOne, Inc. , Class A
(a)
.................. 85,828 2,022,108
Smartsheet, Inc. , Class A
(a)
.................. 47,722 2,328,834
Sprinklr, Inc. , Class A
(a)
..................... 97,959 878,692
Sprout Social, Inc. , Class A
(a)
................. 25,980 807,978
SPS Commerce, Inc.
(a)
..................... 16,979 3,391,386
Tenable Holdings, Inc.
(a)
.................... 45,149 1,863,751
Teradata Corp.
(a)
......................... 62,173 1,755,766
UiPath, Inc. , Class A
(a)
..................... 159,905 2,059,576
Unity Software, Inc.
(a)
...................... 88,455 1,448,008
Varonis Systems, Inc.
(a)
..................... 22,945 1,298,687
Verint Systems, Inc.
(a)
...................... 44,002 1,388,263
Vertex, Inc. , Class A
(a) (b)
..................... 24,576 950,845
Workiva, Inc. , Class A
(a)
..................... 42,000 3,283,140
Zuora, Inc. , Class A
(a)
...................... 100,066 879,580
114,852,466
a
Specialized REITs  —  0 .7%
CubeSmart ............................. 80,651 4,180,141
EPR Properties .......................... 23,420 1,111,748
Outfront Media, Inc. ....................... 77,583 1,322,790
PotlatchDeltic Corp. ....................... 77,802 3,381,275
Rayonier, Inc. ........................... 29,894 921,034
Uniti Group, Inc. ......................... 288,361 1,257,254
12,174,242
a
Specialty Retail  —  3 .4%
Abercrombie & Fitch Co. , Class A
(a)
............. 19,658 2,900,931
Advance Auto Parts, Inc. .................... 25,783 1,168,228
American Eagle Outfitters, Inc. ................ 86,035 1,770,600
America's Car-Mart, Inc.
(a)
................... 14,879 900,626
Arko Corp. ............................. 139,970 876,212
Asbury Automotive Group, Inc.
(a) (b)
.............. 8,855 2,175,142
AutoNation, Inc.
(a)
......................... 8,422 1,498,948
Boot Barn Holdings, Inc.
(a) (b)
.................. 8,606 1,154,667
Caleres, Inc. ............................ 23,750 1,000,587
Carvana Co. , Class A
(a) (b)
.................... 37,979 5,720,397
Chewy, Inc. , Class A
(a)
..................... 47,509 1,356,382
Five Below, Inc.
(a)
......................... 22,581 1,703,285
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 36,992 4,159,380
Foot Locker, Inc. ......................... 47,211 1,470,151
GameStop Corp. , Class A
(a)
.................. 150,122 3,515,857
Gap, Inc. (The) .......................... 107,425 2,409,543
Group 1 Automotive, Inc. .................... 8,962 3,376,523
Leslie's, Inc.
(a) (b)
.......................... 280,697 847,705
Lithia Motors, Inc. ........................ 11,199 3,371,795
MarineMax, Inc.
(a)
......................... 28,804 913,663
Monro, Inc. ............................. 33,074 895,975
Murphy USA, Inc. ........................ 12,430 6,459,001
National Vision Holdings, Inc.
(a)
............... 106,306 1,122,591

Schedule of Investments
(continued)
August 31, 2024
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Financial Statements
Security Shares Value
a
Specialty Retail (continued)
RH
(a) (b)
................................ 3,729 $ 946,047
Sally Beauty Holdings, Inc.
(a)
................. 73,880 964,134
Signet Jewelers Ltd. ....................... 20,328 1,709,585
Upbound Group, Inc. ...................... 37,564 1,250,881
Valvoline, Inc.
(a)
.......................... 76,447 3,226,063
Victoria's Secret & Co.
(a)
.................... 36,228 849,909
Warby Parker, Inc. , Class A
(a) (b)
................ 65,280 973,978
Wayfair, Inc. , Class A
(a) (b)
.................... 27,726 1,179,741
61,868,527
a
Technology Hardware, Storage & Peripherals  —  0 .1%
Xerox Holdings Corp. ...................... 86,279 977,541
a
Textiles, Apparel & Luxury Goods  —  1 .5%
Capri Holdings Ltd.
(a)
...................... 30,914 1,104,248
Carter's, Inc. ............................ 13,929 917,921
Columbia Sportswear Co. ................... 14,750 1,190,768
Crocs, Inc.
(a)
............................ 28,066 4,102,407
Hanesbrands, Inc.
(a)
....................... 175,384 1,113,688
Kontoor Brands, Inc. ....................... 32,870 2,460,320
Levi Strauss & Co. , Class A .................. 54,433 1,048,924
Movado Group, Inc. ....................... 56,678 1,352,337
PVH Corp. ............................. 30,338 2,994,057
Ralph Lauren Corp. , Class A ................. 8,219 1,407,586
Steven Madden, Ltd. ...................... 48,506 2,187,621
Tapestry, Inc. ............................ 95,496 3,912,471
Under Armour, Inc. , Class A
(a) (b)
............... 105,493 811,241
VF Corp. .............................. 174,121 3,170,743
27,774,332
a
Trading Companies & Distributors  —  2 .0%
Air Lease Corp. , Class A .................... 40,317 1,865,467
Applied Industrial Technologies, Inc. ............ 8,965 1,838,901
Beacon Roofing Supply, Inc.
(a) (b)
............... 25,776 2,335,306
Boise Cascade Co. ....................... 21,866 2,965,467
Core & Main, Inc. , Class A
(a)
.................. 98,944 4,752,280
DNOW, Inc.
(a)
........................... 70,780 921,555
FTAI Aviation, Ltd. ........................ 28,922 3,696,521
GATX Corp. ............................ 21,670 3,057,637
Herc Holdings, Inc. ........................ 21,628 3,165,690
McGrath RentCorp ........................ 14,040 1,518,426
MRC Global, Inc.
(a)
........................ 71,712 943,730
Rush Enterprises, Inc. , Class A ............... 16,492 869,128
Rush Enterprises, Inc. , Class B ............... 20,419 960,510
SiteOne Landscape Supply, Inc.
(a)
.............. 21,745 3,084,746
WESCO International, Inc. ................... 21,870 3,616,861
35,592,225
a
Security Shares Value
a
Water Utilities  —  0 .2%
American States Water Co. .................. 11,130 $ 906,205
California Water Service Group ............... 16,362 905,309
SJW Group ............................. 32,417 1,912,279
3,723,793
a
Wireless Telecommunication Services  —  0 .1%
Gogo, Inc.
(a)
............................ 113,262 902,698
Telephone and Data Systems, Inc. ............. 50,770 1,199,188
2,101,886
a
Total Common Stocks — 99.7%
(Cost: $ 1,565,403,368 ) ............................... 1,805,768,894
a
Rights
Biotechnology  —  0 .0%
Chinook Therapeutics, Inc. , CVR (Expires 01/01/26)
(a) (c)
30,052 18,933
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 18,933
Total Long-Term Investments — 99.7%
(Cost: $ 1,565,403,368 ) ............................... 1,805,787,827
a
Short-Term Securities
Money Market Funds  —  5 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(d) (e) (f)
...................... 94,811,048 94,867,934
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.25%
(d) (e)
............................ 6,966,077 6,966,077
a
Total Short-Term Securities — 5.6%
(Cost: $ 101,771,159 ) ................................ 101,834,011
Total Investments — 105.3%
(Cost: $ 1,667,174,527 ) ............................... 1,907,621,838
Liabilities in Excess of Other Assets — ( 5 .3 ) % ............... (96,003,210)
Net Assets — 100.0% ................................. $ 1,811,618,628
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
  Shares Held
at 08/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 109,796,514 $ — $ (14,951,237)
(a)
$ 6,989 $ 15,668 $ 94,867,934 94,811,048 $ 728,725
(b)
$ —

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
  Shares Held
at 08/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury,
SL Agency Shares $ 5,304,286 $ 1,661,791
(a)
$ — $ — $ — $ 6,966,077 6,966,077 $ 223,332 $ —
$ 6,989 $ 15,668
$ 101,834,011
$ 952,057 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 25 09/20/24 $ 2,779 $ 125,105
E-Mini S&P MidCap 400 Index ............................................................. 7 09/20/24 2,169 79,930
$ 205,035
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 205,035 $ — $ — $ — $ 205,035
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 866,369 $ — $ — $ — $ 866,369
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 170,255 $ — $ — $ — $ 170,255
Futures contracts
Average notional value of contracts — long ................................................................................... $ 5,258,746
a

Schedule of Investments
(continued)
August 31, 2024
iShares
®
ESG Aware MSCI USA Small-Cap ETF

2024
iShares Annual Financial Statements
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,805,768,894  $ —  $ —  $ 1,805,768,894
Rights ................................................ —  —  18,933  18,933
Short-Term Securities
Money Market Funds ...................................... 101,834,011  —  —  101,834,011
$ 1,907,602,905  $ —  $ 18,933  $ 1,907,621,838
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 205,035  $ —  $ —  $ 205,035
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
August 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .5%
Huntington Ingalls Industries, Inc. .............. 39 $ 11,028
Northrop Grumman Corp. ................... 49 25,637
RTX Corp. ............................. 399 49,213
85,878
a
Air Freight & Logistics  —  1 .5%
CH Robinson Worldwide, Inc. ................ 221 22,876
Expeditors International of Washington, Inc. ....... 260 32,087
FedEx Corp. ............................ 48 14,341
United Parcel Service, Inc. , Class B ............ 146 18,768
88,072
a
Banks  —  6 .0%
Bank of America Corp. ..................... 1,724 70,253
Citigroup, Inc. ........................... 605 37,897
Huntington Bancshares, Inc. ................. 980 14,671
JPMorgan Chase & Co. .................... 698 156,910
PNC Financial Services Group, Inc. (The) ........ 181 33,501
Truist Financial Corp. ...................... 304 13,516
U.S. Bancorp ........................... 346 16,342
Wells Fargo & Co. ........................ 229 13,390
356,480
a
Beverages  —  3 .6%
Coca-Cola Co. (The) ...................... 1,606 116,387
Constellation Brands, Inc. , Class A ............. 25 6,018
Keurig Dr Pepper, Inc. ..................... 399 14,607
Molson Coors Beverage Co. , Class B ........... 328 17,702
PepsiCo, Inc. ........................... 325 56,186
210,900
a
Biotechnology  —  3 .4%
AbbVie, Inc. ............................ 332 65,175
Amgen, Inc. ............................ 159 53,079
Biogen, Inc.
(a)
........................... 39 7,985
Gilead Sciences, Inc. ...................... 658 51,982
Regeneron Pharmaceuticals, Inc.
(a)
............. 17 20,140
198,361
a
Building Products  —  1 .3%
Allegion PLC ............................ 67 9,302
Carrier Global Corp. ....................... 321 23,362
Fortune Brands Innovations, Inc. .............. 189 15,009
Johnson Controls International PLC ............ 273 19,888
Owens Corning .......................... 65 10,968
78,529
a
Capital Markets  —  4 .7%
Bank of New York Mellon Corp. (The) ........... 575 39,226
BlackRock, Inc.
(b)
......................... 18 16,233
Cboe Global Markets, Inc. ................... 32 6,573
Charles Schwab Corp. (The) ................. 297 19,335
FactSet Research Systems, Inc. ............... 24 10,148
Goldman Sachs Group, Inc. (The) ............. 87 44,392
Intercontinental Exchange, Inc. ............... 40 6,462
MarketAxess Holdings, Inc. .................. 25 6,060
Morgan Stanley .......................... 487 50,458
Nasdaq, Inc. ............................ 283 20,399
Northern Trust Corp. ....................... 91 8,300
S&P Global, Inc. ......................... 79 40,546
State Street Corp. ........................ 115 10,016
278,148
a
Security Shares Value
a
Chemicals  —  2 .2%
Air Products and Chemicals, Inc. .............. 21 $ 5,856
Dow, Inc. .............................. 140 7,501
DuPont de Nemours, Inc. ................... 67 5,645
Ecolab, Inc. ............................ 159 40,256
International Flavors & Fragrances, Inc. .......... 81 8,423
Linde PLC ............................. 66 31,564
LyondellBasell Industries NV , Class A ........... 59 5,823
PPG Industries, Inc. ....................... 167 21,665
126,733
a
Communications Equipment  —  1 .0%
Cisco Systems, Inc. ....................... 1,064 53,775
Juniper Networks, Inc. ..................... 191 7,426
61,201
a
Construction Materials  —  0 .7%
CRH PLC .............................. 456 41,391
a
Consumer Finance  —  1 .7%
American Express Co. ..................... 189 48,885
Capital One Financial Corp. .................. 58 8,522
Discover Financial Services .................. 158 21,916
Synchrony Financial ....................... 447 22,466
101,789
a
Consumer Staples Distribution & Retail  —  1 .1%
Dollar General Corp. ...................... 46 3,817
Dollar Tree, Inc.
(a)
......................... 59 4,985
Kroger Co. (The) ......................... 425 22,614
Sysco Corp. ............................ 79 6,160
Target Corp. ............................ 167 25,654
63,230
a
Containers & Packaging  —  0 .5%
Avery Dennison Corp. ...................... 29 6,433
Ball Corp. .............................. 106 6,764
Crown Holdings, Inc. ...................... 65 5,877
International Paper Co. ..................... 172 8,328
27,402
a
Distributors  —  0 .4%
LKQ Corp. ............................. 618 25,703
a
Diversified Telecommunication Services  —  1 .2%
AT&T, Inc. .............................. 1,015 20,198
Verizon Communications, Inc. ................ 1,143 47,755
67,953
a
Electric Utilities  —  1 .8%
Edison International ....................... 198 17,232
Eversource Energy ....................... 221 14,924
Exelon Corp. ............................ 545 20,759
NextEra Energy, Inc. ...................... 641 51,607
104,522
a
Electrical Equipment  —  0 .7%
Eaton Corp. PLC ......................... 48 14,733
GE Vernova, Inc.
(a)
........................ 41 8,241
Hubbell, Inc. ............................ 19 7,598
Rockwell Automation, Inc. ................... 28 7,617
38,189
a
Electronic Equipment, Instruments & Components  —  0 .5%
Keysight Technologies, Inc.
(a)
................. 137 21,114
Trimble, Inc.
(a)
........................... 169 9,581
30,695
a

Schedule of Investments
(continued)
August 31, 2024
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Financial Statements
Security Shares Value
a
Energy Equipment & Services  —  0 .6%
Baker Hughes Co. , Class A .................. 434 $ 15,264
Schlumberger N.V. ........................ 392 17,244
32,508
a
Entertainment  —  1 .1%
Electronic Arts, Inc. ....................... 148 22,469
Walt Disney Co. (The) ..................... 473 42,750
65,219
a
Financial Services  —  2 .0%
Berkshire Hathaway, Inc. , Class B
(a)
............ 153 72,816
Fidelity National Information Services, Inc. ........ 177 14,594
Fiserv, Inc.
(a)
............................ 106 18,508
PayPal Holdings, Inc.
(a)
..................... 171 12,385
118,303
a
Food Products  —  3 .1%
Archer-Daniels-Midland Co. .................. 120 7,319
Bunge Global SA ......................... 213 21,594
Campbell Soup Co. ....................... 172 8,552
Conagra Brands, Inc. ...................... 193 6,022
General Mills, Inc. ........................ 572 41,350
Hormel Foods Corp. ....................... 244 7,942
Kellanova .............................. 671 54,089
Kraft Heinz Co. (The) ...................... 518 18,353
McCormick & Co., Inc. , NVS ................. 113 9,043
Mondelez International, Inc. , Class A ............ 77 5,529
179,793
a
Ground Transportation  —  0 .2%
JB Hunt Transport Services, Inc. .............. 55 9,526
a
Health Care Equipment & Supplies  —  1 .8%
Abbott Laboratories ....................... 126 14,272
Cooper Companies, Inc. (The)
(a)
............... 183 19,349
GE HealthCare Technologies, Inc. ............. 68 5,768
Hologic, Inc.
(a)
........................... 107 8,693
ResMed, Inc. ........................... 24 5,880
Solventum Corp.
(a)
........................ 103 6,603
STERIS PLC ............................ 84 20,252
Teleflex, Inc. ............................ 48 11,768
Zimmer Biomet Holdings, Inc. ................ 123 14,202
106,787
a
Health Care Providers & Services  —  5 .9%
Cardinal Health, Inc. ....................... 160 18,035
Cencora, Inc. ........................... 123 29,467
Centene Corp.
(a)
......................... 184 14,505
Cigna Group (The) ........................ 108 39,076
CVS Health Corp. ........................ 97 5,552
Elevance Health, Inc. ...................... 100 55,689
HCA Healthcare, Inc. ...................... 53 20,966
Humana, Inc. ........................... 22 7,798
Labcorp Holdings, Inc. ..................... 56 12,874
Quest Diagnostics, Inc. ..................... 111 17,424
UnitedHealth Group, Inc. .................... 213 125,713
347,099
a
Health Care REITs  —  0 .4%
Welltower, Inc. ........................... 202 24,377
a
Hotels, Restaurants & Leisure  —  1 .3%
Flutter Entertainment PLC
(a)
.................. 83 17,630
McDonald's Corp. ........................ 131 37,814
Starbucks Corp. .......................... 226 21,373
76,817
a
Security Shares Value
a
Household Durables  —  0 .3%
DR Horton, Inc. .......................... 60 $ 11,325
PulteGroup, Inc. ......................... 61 8,031
19,356
a
Household Products  —  2 .6%
Church & Dwight Co., Inc. ................... 155 15,791
Clorox Co. (The) ......................... 154 24,380
Kimberly-Clark Corp. ...................... 160 23,145
Procter & Gamble Co. (The) ................. 531 91,088
154,404
a
Industrial Conglomerates  —  1 .4%
3M Co. ................................ 280 37,713
Honeywell International, Inc. ................. 228 47,404
85,117
a
Industrial REITs  —  0 .3%
Prologis, Inc. ............................ 158 20,196
a
Insurance  —  4 .0%
Aflac, Inc. .............................. 124 13,685
Arch Capital Group Ltd.
(a)
................... 99 11,196
Assurant, Inc. ........................... 55 10,799
Chubb Ltd. ............................. 26 7,389
Hartford Financial Services Group, Inc. (The) ...... 244 28,328
Marsh & McLennan Companies, Inc. ............ 67 15,243
MetLife, Inc. ............................ 385 29,830
Principal Financial Group, Inc. ................ 87 7,083
Progressive Corp. (The) .................... 92 23,202
Prudential Financial, Inc. .................... 493 59,732
Travelers Companies, Inc. (The) ............... 108 24,632
Willis Towers Watson PLC ................... 26 7,595
238,714
a
IT Services  —  2 .0%
Accenture PLC , Class A .................... 96 32,827
Akamai Technologies, Inc.
(a)
.................. 82 8,351
International Business Machines Corp. .......... 335 67,713
Twilio, Inc. , Class A
(a)
...................... 101 6,339
115,230
a
Life Sciences Tools & Services  —  1 .3%
Agilent Technologies, Inc. ................... 91 13,006
Avantor, Inc.
(a) (c)
.......................... 253 6,537
Danaher Corp. .......................... 183 49,284
Thermo Fisher Scientific, Inc. ................. 13 7,996
76,823
a
Machinery  —  3 .9%
Caterpillar, Inc. .......................... 119 42,376
CNH Industrial N.V. ....................... 1,330 13,752
Cummins, Inc. ........................... 130 40,670
Deere & Co. ............................ 65 25,073
Dover Corp. ............................ 32 5,953
Fortive Corp. ............................ 214 15,922
IDEX Corp. ............................. 47 9,705
Illinois Tool Works, Inc. ..................... 25 6,329
Ingersoll Rand, Inc. ....................... 80 7,316
Pentair PLC ............................ 363 32,194
Toro Co. (The) ........................... 60 5,556
Xylem, Inc. ............................. 203 27,919
232,765
a
Media  —  0 .6%
Comcast Corp. , Class A .................... 571 22,594
Fox Corp. , Class B ........................ 172 6,610

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(continued)
August 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Media (continued)
Interpublic Group of Companies, Inc. (The) ....... 185 $ 6,033
35,237
a
Metals & Mining  —  0 .7%
Newmont Corp. .......................... 388 20,715
Nucor Corp. ............................ 103 15,647
Steel Dynamics, Inc. ....................... 49 5,856
42,218
a
Multi-Utilities  —  2 .4%
CMS Energy Corp. ........................ 339 23,005
Consolidated Edison, Inc. ................... 154 15,640
Dominion Energy, Inc. ...................... 292 16,323
NiSource, Inc. ........................... 1,090 36,035
Public Service Enterprise Group, Inc. ........... 641 51,761
142,764
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 89 6,695
a
Oil, Gas & Consumable Fuels  —  6 .4%
Chevron Corp. ........................... 475 70,276
ConocoPhillips .......................... 436 49,613
Diamondback Energy, Inc. ................... 38 7,414
EQT Corp. ............................. 215 7,205
Exxon Mobil Corp. ........................ 780 91,993
Kinder Morgan, Inc. , Class P ................. 1,751 37,769
Marathon Oil Corp. ........................ 382 10,944
ONEOK, Inc. ............................ 413 38,145
Ovintiv, Inc. ............................. 533 22,828
Phillips 66 .............................. 151 21,187
Valero Energy Corp. ....................... 99 14,526
Williams Companies, Inc. (The) ............... 169 7,735
379,635
a
Passenger Airlines  —  0 .2%
Delta Air Lines, Inc. ....................... 281 11,940
a
Pharmaceuticals  —  3 .7%
Bristol-Myers Squibb Co. .................... 430 21,479
Johnson & Johnson ....................... 562 93,213
Merck & Co., Inc. ......................... 324 38,378
Pfizer, Inc. ............................. 1,329 38,554
Zoetis, Inc. , Class A ....................... 147 26,973
218,597
a
Professional Services  —  2 .3%
Automatic Data Processing, Inc. ............... 250 68,977
Broadridge Financial Solutions, Inc. ............ 196 41,721
Jacobs Solutions, Inc. ...................... 94 14,183
Leidos Holdings, Inc. ...................... 40 6,340
Paychex, Inc. ........................... 51 6,691
137,912
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 159 18,307
a
Semiconductors & Semiconductor Equipment  —  7 .2%
Analog Devices, Inc. ....................... 76 17,848
Broadcom, Inc. .......................... 1,058 172,263
First Solar, Inc.
(a)
......................... 33 7,503
Intel Corp. ............................. 1,422 31,341
Micron Technology, Inc. ..................... 254 24,445
NXP Semiconductors NV ................... 142 36,403
QUALCOMM, Inc. ........................ 232 40,670
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ..................... 441 $ 94,524
424,997
a
Software  —  1 .5%
ANSYS, Inc.
(a)
........................... 61 19,607
Aspen Technology, Inc.
(a)
.................... 25 5,854
Gen Digital, Inc. .......................... 226 5,980
Oracle Corp. ............................ 418 59,059
90,500
a
Specialized REITs  —  3 .0%
American Tower Corp. ..................... 177 39,659
Crown Castle, Inc. ........................ 347 38,871
Digital Realty Trust, Inc. .................... 152 23,045
Equinix, Inc. ............................ 40 33,374
Iron Mountain, Inc. ........................ 178 20,160
Public Storage ........................... 18 6,187
Weyerhaeuser Co. ........................ 505 15,397
176,693
a
Specialty Retail  —  3 .6%
Best Buy Co., Inc. ........................ 193 19,377
CarMax, Inc.
(a)
........................... 67 5,665
Home Depot, Inc. (The) .................... 307 113,130
Lowe's Companies, Inc. .................... 172 42,742
TJX Companies, Inc. (The) .................. 88 10,320
Tractor Supply Co. ........................ 51 13,645
Ulta Beauty, Inc.
(a)
........................ 17 5,998
210,877
a
Technology Hardware, Storage & Peripherals  —  0 .7%
Hewlett Packard Enterprise Co. ............... 983 19,041
HP, Inc. ............................... 272 9,841
NetApp, Inc. ............................ 46 5,553
Western Digital Corp.
(a)
..................... 109 7,149
41,584
a
Textiles, Apparel & Luxury Goods  —  0 .1%
Nike, Inc. , Class B ........................ 72 5,999
a
Trading Companies & Distributors  —  0 .7%
Ferguson Enterprises, Inc. ................... 128 26,331
United Rentals, Inc. ....................... 20 14,825
41,156
a
Water Utilities  —  0 .2%
Essential Utilities, Inc. ...................... 319 12,438
a
Total Long-Term Investments — 99.7%
(Cost: $ 5,328,810 ) .................................. 5,885,759

Schedule of Investments
(continued)
August 31, 2024
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Financial Statements
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(b) (d) (e)
..................... 5,298 $ 5,301
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.25%
(b) (d)
............................ 10,185 10,185
a
Total Short-Term Securities — 0.3%
(Cost: $ 15,485 ) .................................... 15,486
Total Investments — 100.0%
(Cost: $ 5,344,295 ) .................................. 5,901,245
Other Assets Less Liabilities — 0 .0% ..................... 1,251
Net Assets — 100.0% ................................. $ 5,902,496
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
  Shares Held
at 08/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 4,259 $ 1,045
(a)
$ — $ (4) $ 1 $ 5,301 5,298 $ 68
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 4,698 5,487
(a)
— — — 10,185 10,185 507 —
BlackRock, Inc. ... 18,214 9,041 (15,209) 756 3,431 16,233 18 469 —
$ 752 $ 3,432
$ 31,719
$ 1,044 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 1 09/20/24 $ 11 $ 967
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 967 $ — $ — $ — $ 967
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(continued)
August 31, 2024

Schedule of Investments
For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 218 $ — $ — $ — $ 218
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 967 $ — $ — $ — $ 967
Futures contracts
Average notional value of contracts — long ................................................................................... $ 7,616
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,885,759  $ —  $ —  $ 5,885,759
Short-Term Securities
Money Market Funds ...................................... 15,486  —  —  15,486
$ 5,901,245  $ —  $ —  $ 5,901,245
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 967  $ —  $ —  $ 967
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2024
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Financial Statements
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .8%
Axon Enterprise, Inc.
(a)
..................... 3,001 $ 1,095,275
GE Aerospace ........................... 45,639 7,969,482
9,064,757
a
Air Freight & Logistics  —  0 .5%
CH Robinson Worldwide, Inc. ................ 4,896 506,785
Expeditors International of Washington, Inc. ....... 5,958 735,277
United Parcel Service, Inc. , Class B ............ 30,412 3,909,462
5,151,524
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 11,294 807,860
a
Automobiles  —  2 .4%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 30,894 436,532
Tesla, Inc.
(a)
............................. 119,674 25,623,400
26,059,932
a
Banks  —  1 .1%
Citizens Financial Group, Inc. ................ 18,984 817,261
Huntington Bancshares, Inc. ................. 60,293 902,586
KeyCorp ............................... 39,312 670,663
PNC Financial Services Group, Inc. (The) ........ 16,594 3,071,383
Regions Financial Corp. .................... 38,056 891,272
Truist Financial Corp. ...................... 55,791 2,480,468
U.S. Bancorp ........................... 65,062 3,072,878
11,906,511
a
Beverages  —  2 .2%
Coca-Cola Co. (The) ...................... 170,637 12,366,063
Keurig Dr Pepper, Inc. ..................... 45,216 1,655,358
PepsiCo, Inc. ........................... 57,270 9,900,838
23,922,259
a
Biotechnology  —  1 .2%
Amgen, Inc. ............................ 22,366 7,466,442
Biogen, Inc.
(a)
........................... 6,075 1,243,917
Gilead Sciences, Inc. ...................... 51,945 4,103,655
Neurocrine Biosciences, Inc.
(a)
................ 4,208 534,668
13,348,682
a
Broadline Retail  —  0 .5%
eBay, Inc. .............................. 20,931 1,237,022
MercadoLibre, Inc.
(a)
....................... 1,902 3,921,277
5,158,299
a
Building Products  —  0 .9%
Allegion PLC ............................ 3,628 503,712
Carrier Global Corp. ....................... 33,810 2,460,692
Fortune Brands Innovations, Inc. .............. 5,213 413,964
Johnson Controls International PLC ............ 28,220 2,055,827
Lennox International, Inc. ................... 1,327 783,182
Owens Corning .......................... 3,605 608,272
Trane Technologies PLC .................... 9,438 3,413,347
10,238,996
a
Capital Markets  —  3 .8%
Ameriprise Financial, Inc. ................... 4,149 1,864,727
Bank of New York Mellon Corp. (The) ........... 30,769 2,099,061
BlackRock, Inc.
(c)
......................... 6,195 5,586,713
Cboe Global Markets, Inc. ................... 4,369 897,393
Charles Schwab Corp. (The) ................. 62,987 4,100,454
FactSet Research Systems, Inc. ............... 1,577 666,819
Franklin Resources, Inc. .................... 11,994 242,759
Intercontinental Exchange, Inc. ............... 23,915 3,863,468
Security Shares Value
a
Capital Markets (continued)
LPL Financial Holdings, Inc. .................. 3,132 $ 702,633
MarketAxess Holdings, Inc. .................. 1,567 379,825
Moody's Corp. ........................... 6,852 3,341,995
Morgan Stanley .......................... 50,792 5,262,559
Nasdaq, Inc. ............................ 18,029 1,299,530
Northern Trust Corp. ....................... 8,572 781,852
Raymond James Financial, Inc. ............... 8,225 983,463
S&P Global, Inc. ......................... 13,346 6,849,701
State Street Corp. ........................ 12,503 1,089,011
T Rowe Price Group, Inc. ................... 9,260 981,930
40,993,893
a
Chemicals  —  1 .7%
Air Products and Chemicals, Inc. .............. 9,269 2,584,660
Ecolab, Inc. ............................ 10,716 2,713,077
International Flavors & Fragrances, Inc. .......... 10,682 1,110,821
Linde PLC ............................. 20,043 9,585,565
LyondellBasell Industries NV , Class A ........... 10,891 1,074,942
PPG Industries, Inc. ....................... 9,749 1,264,738
18,333,803
a
Commercial Services & Supplies  —  0 .4%
Cintas Corp. ............................ 3,808 3,065,897
Veralto Corp. ............................ 10,308 1,158,928
4,224,825
a
Communications Equipment  —  0 .1%
Juniper Networks, Inc. ..................... 13,436 522,392
a
Construction & Engineering  —  0 .2%
EMCOR Group, Inc. ....................... 1,949 766,074
Quanta Services, Inc. ...................... 6,104 1,679,393
2,445,467
a
Construction Materials  —  0 .4%
CRH PLC .............................. 28,648 2,600,379
Martin Marietta Materials, Inc. ................ 2,557 1,365,847
3,966,226
a
Consumer Finance  —  1 .0%
Ally Financial, Inc. ........................ 11,330 489,343
American Express Co. ..................... 24,001 6,207,859
Capital One Financial Corp. .................. 15,924 2,339,713
Discover Financial Services .................. 10,396 1,442,029
Synchrony Financial ....................... 16,473 827,933
11,306,877
a
Consumer Staples Distribution & Retail  —  0 .5%
Albertsons Companies, Inc. , Class A ............ 15,694 307,916
Kroger Co. (The) ......................... 28,594 1,521,487
Target Corp. ............................ 19,289 2,963,176
Walgreens Boots Alliance, Inc. ................ 30,368 280,904
5,073,483
a
Containers & Packaging  —  0 .3%
Avery Dennison Corp. ...................... 3,333 739,426
Ball Corp. .............................. 13,039 832,019
International Paper Co. ..................... 13,851 670,665
Smurfit WestRock PLC ..................... 21,653 1,026,785
3,268,895
a
Distributors  —  0 .2%
Genuine Parts Co. ........................ 5,848 837,784
LKQ Corp. ............................. 11,050 459,570
Pool Corp. ............................. 1,588 558,373
1,855,727
a

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(continued)
August 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Diversified Telecommunication Services  —  0 .7%
Verizon Communications, Inc. ................ 175,502 $ 7,332,474
a
Electric Utilities  —  0 .4%
Edison International ....................... 16,058 1,397,528
Eversource Energy ....................... 14,687 991,813
Exelon Corp. ............................ 41,695 1,588,162
NRG Energy, Inc. ......................... 8,692 738,907
4,716,410
a
Electrical Equipment  —  0 .6%
Eaton Corp. PLC ......................... 16,669 5,116,216
Rockwell Automation, Inc. ................... 4,748 1,291,599
6,407,815
a
Electronic Equipment, Instruments & Components  —  0 .2%
Keysight Technologies, Inc.
(a)
................. 7,299 1,124,922
Trimble, Inc.
(a)
........................... 10,112 573,249
1,698,171
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 41,450 1,457,796
Halliburton Co. .......................... 36,862 1,146,040
Schlumberger N.V. ........................ 59,595 2,621,584
5,225,420
a
Entertainment  —  0 .9%
Electronic Arts, Inc. ....................... 10,517 1,596,691
Take-Two Interactive Software, Inc.
(a)
............ 6,932 1,120,974
Walt Disney Co. (The) ..................... 75,963 6,865,536
9,583,201
a
Financial Services  —  4 .1%
Equitable Holdings, Inc. .................... 13,257 563,688
Fidelity National Information Services, Inc. ........ 23,193 1,912,263
Fiserv, Inc.
(a)
............................ 24,450 4,268,970
Mastercard, Inc. , Class A .................... 34,616 16,731,297
PayPal Holdings, Inc.
(a)
..................... 41,414 2,999,616
Visa, Inc. , Class A ........................ 65,633 18,138,992
44,614,826
a
Food Products  —  0 .6%
Bunge Global SA ......................... 5,938 601,994
Campbell Soup Co. ....................... 8,026 399,053
Conagra Brands, Inc. ...................... 19,799 617,729
General Mills, Inc. ........................ 23,379 1,690,068
Hormel Foods Corp. ....................... 12,474 406,028
J M Smucker Co. (The) ..................... 4,396 504,133
Kellanova .............................. 11,457 923,549
Lamb Weston Holdings, Inc. ................. 5,978 370,158
McCormick & Co., Inc. , NVS ................. 10,562 845,277
6,357,989
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 6,249 816,994
a
Ground Transportation  —  1 .1%
CSX Corp. ............................. 81,510 2,793,348
JB Hunt Transport Services, Inc. .............. 3,424 593,037
Knight-Swift Transportation Holdings, Inc. , Class A .. 6,832 357,860
Old Dominion Freight Line, Inc. ............... 8,166 1,574,405
Union Pacific Corp. ....................... 25,439 6,514,673
11,833,323
a
Health Care Equipment & Supplies  —  1 .1%
Align Technology, Inc.
(a)
..................... 2,964 703,120
Cooper Companies, Inc. (The)
(a)
............... 8,346 882,423
Dexcom, Inc.
(a)
.......................... 16,581 1,149,727
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.
(a)
................ 25,125 $ 1,757,745
GE HealthCare Technologies, Inc. ............. 18,080 1,533,546
Hologic, Inc.
(a)
........................... 9,723 789,896
IDEXX Laboratories, Inc.
(a)
................... 3,442 1,656,738
Insulet Corp.
(a) (b)
.......................... 2,898 587,627
Solventum Corp.
(a)
........................ 6,080 389,789
STERIS PLC ............................ 4,139 997,913
Teleflex, Inc. ............................ 1,949 477,836
Zimmer Biomet Holdings, Inc. ................ 8,589 991,686
11,918,046
a
Health Care Providers & Services  —  1 .8%
Cencora, Inc. ........................... 7,484 1,792,942
Cigna Group (The) ........................ 11,844 4,285,278
DaVita, Inc.
(a)
............................ 2,221 335,193
Elevance Health, Inc. ...................... 9,690 5,396,264
HCA Healthcare, Inc. ...................... 8,217 3,250,563
Henry Schein, Inc.
(a)
....................... 5,320 375,326
Humana, Inc. ........................... 5,024 1,780,857
Labcorp Holdings, Inc. ..................... 3,530 811,512
Molina Healthcare, Inc.
(a)
.................... 2,426 848,591
Quest Diagnostics, Inc. ..................... 4,655 730,695
19,607,221
a
Health Care REITs  —  0 .3%
Healthpeak Properties, Inc. .................. 29,387 654,742
Welltower, Inc. ........................... 24,930 3,008,553
3,663,295
a
Hotels, Restaurants & Leisure  —  2 .1%
Booking Holdings, Inc. ..................... 1,413 5,523,742
Darden Restaurants, Inc. ................... 5,014 792,964
Domino's Pizza, Inc. ....................... 1,444 598,119
DoorDash, Inc. , Class A
(a)
................... 12,731 1,638,607
Hilton Worldwide Holdings, Inc. ............... 10,411 2,286,672
McDonald's Corp. ........................ 30,048 8,673,656
Royal Caribbean Cruises Ltd.
(a) (b)
.............. 10,194 1,678,136
Yum! Brands, Inc. ........................ 11,742 1,584,231
22,776,127
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 12,369 2,334,773
NVR, Inc.
(a)
............................. 131 1,201,592
PulteGroup, Inc. ......................... 8,783 1,156,282
4,692,647
a
Household Products  —  2 .2%
Church & Dwight Co., Inc. ................... 10,205 1,039,685
Clorox Co. (The) ......................... 5,212 825,112
Colgate-Palmolive Co. ..................... 32,497 3,460,930
Kimberly-Clark Corp. ...................... 14,039 2,030,882
Procter & Gamble Co. (The) ................. 98,411 16,881,423
24,238,032
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 23,029 3,101,776
a
Industrial REITs  —  0 .5%
Prologis, Inc. ............................ 38,603 4,934,235
a
Insurance  —  2 .3%
Aflac, Inc. .............................. 22,507 2,483,872
Allstate Corp. (The) ....................... 11,004 2,079,096
Arch Capital Group Ltd.
(a)
................... 15,656 1,770,537
Assurant, Inc. ........................... 2,154 422,938
Hartford Financial Services Group, Inc. (The) ...... 12,312 1,429,423

Schedule of Investments
(continued)
August 31, 2024
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Financial Statements
Security Shares Value
a
Insurance (continued)
Marsh & McLennan Companies, Inc. ............ 20,578 $ 4,681,701
Principal Financial Group, Inc. ................ 9,740 793,031
Progressive Corp. (The) .................... 24,420 6,158,724
Prudential Financial, Inc. .................... 14,968 1,813,523
Travelers Companies, Inc. (The) ............... 9,548 2,177,612
Willis Towers Watson PLC ................... 4,242 1,239,131
25,049,588
a
Interactive Media & Services  —  6 .9%
Alphabet, Inc. , Class A ..................... 244,913 40,013,886
Alphabet, Inc. , Class C , NVS ................. 210,778 34,801,556
74,815,442
IT Services  —  1 .8%
Accenture PLC , Class A .................... 26,117 8,930,708
Akamai Technologies, Inc.
(a)
.................. 6,385 650,249
Gartner, Inc.
(a)
........................... 3,225 1,586,571
International Business Machines Corp. .......... 38,301 7,741,781
Twilio, Inc. , Class A
(a)
...................... 6,780 425,513
19,334,822
a
Life Sciences Tools & Services  —  1 .4%
Agilent Technologies, Inc. ................... 12,138 1,734,763
Avantor, Inc.
(a)
........................... 28,127 726,802
Bio-Techne Corp. ......................... 6,511 481,749
Danaher Corp. .......................... 27,794 7,485,202
IQVIA Holdings, Inc.
(a)
...................... 7,597 1,911,025
Mettler-Toledo International, Inc.
(a)
............. 893 1,285,099
Waters Corp.
(a) (b)
......................... 2,483 859,987
West Pharmaceutical Services, Inc. ............ 3,032 950,926
15,435,553
a
Machinery  —  2 .2%
Caterpillar, Inc. .......................... 20,391 7,261,235
CNH Industrial N.V. ....................... 36,104 373,315
Cummins, Inc. ........................... 5,703 1,784,184
Deere & Co. ............................ 10,915 4,210,352
Dover Corp. ............................ 5,749 1,069,486
Fortive Corp. ............................ 14,701 1,093,754
Graco, Inc. ............................. 7,111 592,702
IDEX Corp. ............................. 3,131 646,489
Illinois Tool Works, Inc. ..................... 12,442 3,150,066
Ingersoll Rand, Inc. ....................... 16,831 1,539,195
Pentair PLC ............................ 6,971 618,258
Toro Co. (The) ........................... 4,325 400,495
Xylem, Inc. ............................. 10,109 1,390,291
24,129,822
a
Media  —  0 .9%
Charter Communications, Inc. , Class A
(a)
......... 3,888 1,351,235
Comcast Corp. , Class A .................... 163,200 6,457,824
Fox Corp. , Class A , NVS .................... 9,638 398,724
Fox Corp. , Class B ........................ 5,855 225,008
Interpublic Group of Companies, Inc. (The) ....... 15,685 511,488
Omnicom Group, Inc. ...................... 8,218 825,334
9,769,613
a
Metals & Mining  —  0 .4%
Newmont Corp. .......................... 48,080 2,566,991
Nucor Corp. ............................ 9,972 1,514,846
Steel Dynamics, Inc. ....................... 6,225 743,950
4,825,787
a
Mortgage REITs  —  0 .0%
Annaly Capital Management, Inc. .............. 20,725 417,816
a
Security Shares Value
a
Multi-Utilities  —  0 .5%
CMS Energy Corp. ........................ 12,504 $ 848,521
Consolidated Edison, Inc. ................... 14,419 1,464,394
NiSource, Inc. ........................... 18,692 617,958
Sempra ............................... 26,386 2,168,401
5,099,274
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 6,156 463,054
a
Oil, Gas & Consumable Fuels  —  1 .4%
Cheniere Energy, Inc. ...................... 9,554 1,769,974
HF Sinclair Corp. ......................... 6,846 336,412
Marathon Petroleum Corp. .................. 14,690 2,601,893
ONEOK, Inc. ............................ 24,335 2,247,581
Phillips 66 .............................. 17,716 2,485,732
Targa Resources Corp. ..................... 8,755 1,286,109
Valero Energy Corp. ....................... 13,646 2,002,278
Williams Companies, Inc. (The) ............... 50,815 2,325,802
15,055,781
a
Passenger Airlines  —  0 .0%
Delta Air Lines, Inc. ....................... 6,683 283,961
a
Pharmaceuticals  —  6 .4%
Bristol-Myers Squibb Co. .................... 84,519 4,221,724
Catalent, Inc.
(a)
.......................... 7,493 456,773
Eli Lilly & Co. ........................... 33,683 32,336,354
Johnson & Johnson ....................... 100,345 16,643,222
Merck & Co., Inc. ......................... 105,604 12,508,794
Zoetis, Inc. , Class A ....................... 19,025 3,490,897
69,657,764
a
Professional Services  —  0 .8%
Automatic Data Processing, Inc. ............... 17,065 4,708,404
Broadridge Financial Solutions, Inc. ............ 4,927 1,048,761
Dayforce, Inc.
(a) (b)
......................... 6,584 376,407
Paychex, Inc. ........................... 13,514 1,773,037
TransUnion ............................. 8,044 778,740
8,685,349
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 12,793 1,472,986
a
Semiconductors & Semiconductor Equipment  —  15 .0%
Advanced Micro Devices, Inc.
(a)
............... 67,391 10,011,607
Applied Materials, Inc. ..................... 34,522 6,809,810
Enphase Energy, Inc.
(a)
..................... 5,710 691,138
First Solar, Inc.
(a)
......................... 4,258 968,141
Intel Corp. ............................. 177,493 3,911,946
Lam Research Corp. ...................... 5,451 4,475,325
Marvell Technology, Inc. .................... 36,091 2,751,578
NVIDIA Corp. ........................... 1,025,683 122,435,780
NXP Semiconductors NV ................... 10,661 2,733,054
Texas Instruments, Inc. ..................... 37,962 8,136,775
162,925,154
a
Software  —  16 .9%
Adobe, Inc.
(a)
............................ 18,488 10,619,692
ANSYS, Inc.
(a)
........................... 3,651 1,173,504
Aspen Technology, Inc.
(a)
.................... 1,182 276,754
Atlassian Corp. , Class A
(a)
................... 6,641 1,099,750
Autodesk, Inc.
(a)
.......................... 8,986 2,321,982
Cadence Design Systems, Inc.
(a)
.............. 11,346 3,051,280
DocuSign, Inc.
(a)
......................... 8,507 503,700
Fair Isaac Corp.
(a)
......................... 1,031 1,783,908
Gen Digital, Inc. .......................... 23,740 628,160

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(continued)
August 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
HubSpot, Inc.
(a)
.......................... 2,019 $ 1,007,622
Intuit, Inc. .............................. 11,656 7,346,311
Manhattan Associates, Inc.
(a)
................. 2,551 674,561
Microsoft Corp. .......................... 294,391 122,802,262
Palo Alto Networks, Inc.
(a) (b)
.................. 13,501 4,897,083
PTC, Inc.
(a)
............................. 5,015 898,136
Salesforce, Inc. .......................... 40,402 10,217,666
ServiceNow, Inc.
(a)
........................ 8,547 7,307,685
Synopsys, Inc.
(a)
......................... 6,388 3,319,077
Workday, Inc. , Class A
(a)
.................... 8,839 2,326,336
Zscaler, Inc.
(a)
........................... 3,781 756,124
183,011,593
a
Specialized REITs  —  1 .4%
American Tower Corp. ..................... 19,470 4,362,448
Crown Castle, Inc. ........................ 18,117 2,029,466
Digital Realty Trust, Inc. .................... 13,530 2,051,283
Equinix, Inc. ............................ 3,957 3,301,563
Iron Mountain, Inc. ........................ 12,222 1,384,264
SBA Communications Corp. , Class A ............ 4,480 1,015,437
Weyerhaeuser Co. ........................ 30,566 931,957
15,076,418
a
Specialty Retail  —  3 .4%
AutoZone, Inc.
(a)
......................... 715 2,274,758
Bath & Body Works, Inc. .................... 8,850 272,226
Best Buy Co., Inc. ........................ 8,544 857,818
Burlington Stores, Inc.
(a)
.................... 2,671 716,469
CarMax, Inc.
(a)
........................... 6,519 551,181
Home Depot, Inc. (The) .................... 41,345 15,235,632
Lowe's Companies, Inc. .................... 23,759 5,904,112
O'Reilly Automotive, Inc.
(a)
................... 2,456 2,775,206
TJX Companies, Inc. (The) .................. 47,121 5,525,880
Tractor Supply Co. ........................ 4,512 1,207,186
Ulta Beauty, Inc.
(a)
........................ 1,998 704,974
Williams-Sonoma, Inc. ..................... 5,363 720,412
36,745,854
a
Technology Hardware, Storage & Peripherals  —  0 .5%
Hewlett Packard Enterprise Co. ............... 54,405 1,053,825
HP, Inc. ............................... 40,800 1,476,144
NetApp, Inc. ............................ 8,546 1,031,673
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC ............. 8,244 $ 820,690
Western Digital Corp.
(a)
..................... 13,681 897,337
5,279,669
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Deckers Outdoor Corp.
(a)
.................... 1,064 1,020,685
Lululemon Athletica, Inc.
(a)
................... 4,759 1,234,818
Nike, Inc. , Class B ........................ 50,511 4,208,576
6,464,079
a
Trading Companies & Distributors  —  0 .5%
Ferguson Enterprises, Inc. ................... 8,402 1,728,375
United Rentals, Inc. ....................... 2,784 2,063,668
WW Grainger, Inc. ........................ 1,843 1,815,208
5,607,251
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 8,144 1,165,569
Essential Utilities, Inc. ...................... 10,759 419,494
1,585,063
a
Total Long-Term Investments — 99.7%
(Cost: $ 865,637,651 ) ................................ 1,082,360,103
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(c) (d) (e)
...................... 6,729,409 6,733,446
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.25%
(c) (d)
............................ 2,605,907 2,605,907
a
Total Short-Term Securities — 0.9%
(Cost: $ 9,338,595 ) .................................. 9,339,353
Total Investments — 100.6%
(Cost: $ 874,976,246 ) ................................ 1,091,699,456
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (6,300,012)
Net Assets — 100.0% ................................. $ 1,085,399,444
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
  Shares Held
at 08/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 1,150,322 $ 5,577,527
(a)
$ — $ 4,992 $ 605 $ 6,733,446 6,729,409 $ 46,348
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 1,878,833 727,074
(a)
— — — 2,605,907 2,605,907 133,491 —
BlackRock, Inc. ... 5,850,210 631,138 (2,298,767) 120,001 1,284,131 5,586,713 6,195 151,680 —
$ 124,993 $ 1,284,736
$ 14,926,066
$ 331,519 $ —

Schedule of Investments
(continued)
August 31, 2024
iShares
®
ESG MSCI USA Leaders ETF

2024
iShares Annual Financial Statements
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 10 09/20/24 $ 2,831 $ 52,585
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 52,585 $ — $ — $ — $ 52,585
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 556,462 $ — $ — $ — $ 556,462
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 18,170 $ — $ — $ — $ 18,170
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,068,444
a

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(continued)
August 31, 2024

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,082,360,103  $ —  $ —  $ 1,082,360,103
Short-Term Securities
Money Market Funds ...................................... 9,339,353  —  —  9,339,353
$ 1,091,699,456  $ —  $ —  $ 1,091,699,456
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 52,585  $ —  $ —  $ 52,585
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2024
iShares
®
Paris-Aligned Climate MSCI USA ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Financial Statements
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.3%
Axon Enterprise, Inc.
(a)
..................... 17,137 $ 6,254,491
a
Automobiles  — 2.5%
Rivian Automotive, Inc., Class A
(a)(b)
............. 588,611 8,317,074
Tesla, Inc.
(a)
............................. 194,267 41,594,507
49,911,581
a
Banks  — 1.7%
JPMorgan Chase & Co. .................... 119,560 26,877,088
M&T Bank Corp. ......................... 9,740 1,676,351
U.S. Bancorp ........................... 35,803 1,690,976
Wells Fargo & Co. ........................ 61,296 3,583,977
33,828,392
a
Beverages  — 0.7%
Brown-Forman Corp., Class B, NVS ............ 147,434 6,721,516
Constellation Brands, Inc., Class A ............. 2,413 580,833
Keurig Dr Pepper, Inc. ..................... 49,569 1,814,721
Monster Beverage Corp.
(a)(b)
.................. 93,445 4,404,063
13,521,133
a
Biotechnology  — 1.9%
AbbVie, Inc. ............................ 73,702 14,468,440
Alnylam Pharmaceuticals, Inc.
(a)
............... 11,300 2,968,397
Amgen, Inc. ............................ 15,887 5,303,557
Biogen, Inc.
(a)
........................... 7,446 1,524,643
BioMarin Pharmaceutical, Inc.
(a)
............... 17,156 1,564,799
Exact Sciences Corp.
(a)
..................... 3,509 216,470
Neurocrine Biosciences, Inc.
(a)
................ 6,600 838,596
Regeneron Pharmaceuticals, Inc.
(a)
............. 5,377 6,370,078
Vertex Pharmaceuticals, Inc.
(a)
................ 12,316 6,107,381
39,362,361
a
Broadline Retail  — 3.8%
Amazon.com, Inc.
(a)
....................... 382,345 68,248,583
eBay, Inc. .............................. 58,598 3,463,142
MercadoLibre, Inc.
(a)
....................... 2,961 6,104,575
77,816,300
a
Building Products  — 0.1%
Allegion PLC ............................ 11,503 1,597,076
a
Capital Markets  — 3.9%
Ameriprise Financial, Inc. ................... 1,910 858,430
Bank of New York Mellon Corp. (The) ........... 62,630 4,272,619
BlackRock, Inc.
(c)
......................... 10,717 9,664,698
Cboe Global Markets, Inc. ................... 11,462 2,354,295
Charles Schwab Corp. (The) ................. 110,079 7,166,143
CME Group, Inc., Class A ................... 29,787 6,426,247
Coinbase Global, Inc., Class A
(a)
............... 1,429 262,021
FactSet Research Systems, Inc. ............... 4,387 1,854,999
Intercontinental Exchange, Inc. ............... 37,584 6,071,695
KKR & Co., Inc. .......................... 23,308 2,884,831
MarketAxess Holdings, Inc. .................. 3,416 828,004
Moody's Corp. ........................... 21,551 10,511,285
Nasdaq, Inc. ............................ 33,419 2,408,842
Northern Trust Corp. ....................... 19,308 1,761,083
Raymond James Financial, Inc. ............... 2,735 327,024
S&P Global, Inc. ......................... 33,069 16,972,334
SEI Investments Co. ....................... 29,211 1,975,540
T Rowe Price Group, Inc. ................... 18,977 2,012,321
Tradeweb Markets, Inc., Class A ............... 3,163 373,993
78,986,404
a
Security Shares Value
a
Chemicals  — 1.5%
Sherwin-Williams Co. (The) .................. 82,672 $ 30,536,557
a
Commercial Services & Supplies  — 0.9%
Cintas Corp. ............................ 8,244 6,637,409
Copart, Inc.
(a)
........................... 54,973 2,911,370
Rollins, Inc. ............................. 72,673 3,646,731
Veralto Corp. ............................ 36,927 4,151,703
17,347,213
a
Communications Equipment  — 2.0%
Arista Networks, Inc.
(a)
..................... 9,036 3,193,142
Cisco Systems, Inc. ....................... 286,914 14,500,634
F5, Inc.
(a)
.............................. 31,376 6,374,034
Juniper Networks, Inc. ..................... 156,647 6,090,435
Motorola Solutions, Inc. .................... 22,557 9,971,096
40,129,341
a
Construction & Engineering  — 0.5%
AECOM ............................... 105,102 10,524,914
a
Consumer Finance  — 0.5%
American Express Co. ..................... 30,300 7,837,095
Discover Financial Services .................. 14,731 2,043,337
9,880,432
a
Distributors  — 0.0%
Pool Corp. ............................. 855 300,635
a
Diversified REITs  — 0.0%
WP Carey, Inc. .......................... 8,281 555,005
a
Electric Utilities  — 1.3%
Edison International ....................... 311,331 27,095,137
a
Electrical Equipment  — 0.5%
AMETEK, Inc. ........................... 44,697 7,645,422
Rockwell Automation, Inc. ................... 12,041 3,275,513
10,920,935
a
Electronic Equipment, Instruments & Components  — 0.7%
Amphenol Corp., Class A ................... 46,383 3,128,533
CDW Corp. ............................. 20,900 4,715,876
Keysight Technologies, Inc.
(a)
................. 19,354 2,982,838
TE Connectivity Ltd. ....................... 6,768 1,039,565
Trimble, Inc.
(a)
........................... 40,695 2,307,000
14,173,812
a
Entertainment  — 1.1%
Liberty Media Corp.-Liberty Formula One, Series C,
NVS
(a)
............................... 17,438 1,361,036
Netflix, Inc.
(a)
............................ 20,323 14,253,536
Take-Two Interactive Software, Inc.
(a)
............ 2,856 461,844
Walt Disney Co. (The) ..................... 75,534 6,826,763
22,903,179
a
Financial Services  — 3.7%
Berkshire Hathaway, Inc., Class B
(a)
............ 24,700 11,755,224
Corpay, Inc.
(a)(b)
.......................... 5,756 1,816,306
Fidelity National Information Services, Inc. ........ 12,348 1,018,093
Fiserv, Inc.
(a)
............................ 33,110 5,781,006
Global Payments, Inc. ..................... 12,554 1,393,619
Jack Henry & Associates, Inc. ................ 1,496 258,853
Mastercard, Inc., Class A .................... 38,359 18,540,439
PayPal Holdings, Inc.
(a)
..................... 41,390 2,997,878
Visa, Inc., Class A ........................ 114,323 31,595,447
75,156,865
a

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Food Products  — 0.1%
Hershey Co. (The) ........................ 6,053 $ 1,168,592
a
Ground Transportation  — 0.6%
Old Dominion Freight Line, Inc. ............... 19,964 3,849,059
Uber Technologies, Inc.
(a)
................... 39,313 2,874,960
Union Pacific Corp. ....................... 18,855 4,828,577
11,552,596
a
Health Care Equipment & Supplies  — 2.7%
Align Technology, Inc.
(a)
..................... 2,649 628,396
Becton Dickinson & Co. .................... 9,732 2,359,134
Boston Scientific Corp.
(a)
.................... 77,454 6,334,963
Cooper Companies, Inc. (The)
(a)
............... 21,192 2,240,630
Dexcom, Inc.
(a)
.......................... 19,726 1,367,801
Edwards Lifesciences Corp.
(a)
................ 112,042 7,838,458
Hologic, Inc.
(a)
........................... 22,600 1,836,024
IDEXX Laboratories, Inc.
(a)
................... 17,926 8,628,322
Insulet Corp.
(a)
........................... 3,626 735,244
Intuitive Surgical, Inc.
(a)
..................... 14,866 7,323,438
Medtronic PLC .......................... 40,360 3,575,089
ResMed, Inc. ........................... 10,532 2,580,551
Stryker Corp. ........................... 18,994 6,845,817
Teleflex, Inc. ............................ 4,037 989,751
Zimmer Biomet Holdings, Inc. ................ 14,253 1,645,651
54,929,269
a
Health Care Providers & Services  — 1.5%
Elevance Health, Inc. ...................... 11,812 6,577,985
Quest Diagnostics, Inc. ..................... 2,372 372,333
UnitedHealth Group, Inc. .................... 39,218 23,146,463
30,096,781
a
Health Care REITs  — 1.1%
Alexandria Real Estate Equities, Inc. ............ 96,272 11,511,243
Healthpeak Properties, Inc. .................. 304,601 6,786,510
Ventas, Inc. ............................ 11,934 741,221
Welltower, Inc. ........................... 34,215 4,129,066
23,168,040
a
Health Care Technology  — 0.1%
Veeva Systems, Inc., Class A
(a)
............... 7,078 1,531,962
a
Hotels, Restaurants & Leisure  — 2.1%
Airbnb, Inc., Class A
(a)
...................... 25,089 2,943,191
Booking Holdings, Inc. ..................... 160 625,477
Chipotle Mexican Grill, Inc.
(a)
................. 46,380 2,600,990
Hilton Worldwide Holdings, Inc. ............... 8,294 1,821,694
Marriott International, Inc., Class A ............. 6,890 1,617,014
McDonald's Corp. ........................ 78,601 22,688,965
Starbucks Corp. .......................... 64,147 6,066,382
Wynn Resorts Ltd. ........................ 4,680 359,798
Yum! Brands, Inc. ........................ 27,395 3,696,133
42,419,644
a
Household Durables  — 0.2%
Garmin Ltd. ............................. 25,762 4,721,917
a
Household Products  — 0.1%
Church & Dwight Co., Inc. ................... 27,262 2,777,453
a
Industrial REITs  — 0.9%
Prologis, Inc. ............................ 140,825 18,000,251
a
Insurance  — 3.8%
Aflac, Inc. .............................. 113,062 12,477,522
Allstate Corp. (The) ....................... 17,767 3,356,897
Security Shares Value
a
Insurance (continued)
American Financial Group, Inc. ............... 30,965 $ 4,137,543
Aon PLC, Class A ........................ 4,387 1,507,900
Arch Capital Group Ltd.
(a)
................... 55,687 6,297,643
Arthur J Gallagher & Co. .................... 8,556 2,503,229
Brown & Brown, Inc. ....................... 41,723 4,386,339
Chubb Ltd. ............................. 29,585 8,407,465
Cincinnati Financial Corp. ................... 20,342 2,787,464
Erie Indemnity Co., Class A, NVS .............. 5,072 2,577,743
Hartford Financial Services Group, Inc. (The) ...... 33,991 3,946,355
Markel Group, Inc.
(a)
....................... 2,083 3,334,216
Marsh & McLennan Companies, Inc. ............ 31,613 7,192,274
MetLife, Inc. ............................ 41,374 3,205,657
Progressive Corp. (The) .................... 31,254 7,882,259
Willis Towers Watson PLC ................... 9,544 2,787,898
76,788,404
a
Interactive Media & Services  — 5.8%
Alphabet, Inc., Class A ..................... 129,483 21,154,933
Alphabet, Inc., Class C, NVS ................. 290,001 47,882,065
Match Group, Inc.
(a)
....................... 12,989 483,321
Meta Platforms, Inc., Class A ................. 91,682 47,794,743
Pinterest, Inc., Class A
(a)
.................... 15,026 481,433
Snap, Inc., Class A, NVS
(a)
.................. 27,556 257,373
118,053,868
a
IT Services  — 1.7%
Accenture PLC, Class A .................... 23,382 7,995,475
Gartner, Inc.
(a)
........................... 960 472,282
International Business Machines Corp. .......... 118,720 23,996,874
Okta, Inc., Class A
(a)
....................... 3,463 272,642
Snowflake, Inc., Class A
(a)
................... 3,183 363,594
VeriSign, Inc.
(a)
.......................... 10,054 1,848,930
34,949,797
a
Life Sciences Tools & Services  — 2.0%
Avantor, Inc.
(a)
........................... 8,393 216,875
Bio-Rad Laboratories, Inc., Class A
(a)
............ 2,336 787,980
Bio-Techne Corp. ......................... 62,133 4,597,221
Danaher Corp. .......................... 29,590 7,968,883
Illumina, Inc.
(a)
........................... 12,861 1,689,935
IQVIA Holdings, Inc.
(a)
...................... 4,160 1,046,448
Mettler-Toledo International, Inc.
(a)
............. 3,346 4,815,162
Revvity, Inc.
(b)
........................... 24,829 3,042,546
Thermo Fisher Scientific, Inc. ................. 21,264 13,078,848
Waters Corp.
(a)
.......................... 1,704 590,180
West Pharmaceutical Services, Inc. ............ 12,091 3,792,100
41,626,178
a
Machinery  — 2.5%
Fortive Corp. ............................ 66,030 4,912,632
Graco, Inc. ............................. 58,547 4,879,893
IDEX Corp. ............................. 34,919 7,210,075
Ingersoll Rand, Inc. ....................... 35,055 3,205,780
Pentair PLC ............................ 39,051 3,463,433
Westinghouse Air Brake Technologies Corp. ....... 3,265 553,646
Xylem, Inc. ............................. 195,670 26,910,495
51,135,954
a
Media  — 0.5%
Charter Communications, Inc., Class A
(a)(b)
........ 7,104 2,468,924
Comcast Corp., Class A .................... 115,736 4,579,673
Fox Corp., Class A, NVS .................... 13,060 540,292
Fox Corp., Class B ........................ 21,559 828,513
Trade Desk, Inc. (The), Class A
(a)
.............. 13,543 1,415,650
9,833,052
a

Schedule of Investments
(continued)
August 31, 2024
iShares
®
Paris-Aligned Climate MSCI USA ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Financial Statements
Security Shares Value
a
Mortgage REITs  — 0.0%
Annaly Capital Management, Inc. .............. 9,169 $ 184,847
a
Office REITs  — 0.4%
BXP, Inc. .............................. 120,711 9,079,881
a
Personal Care Products  — 0.0%
Estee Lauder Companies, Inc. (The), Class A ...... 5,051 462,975
a
Pharmaceuticals  — 5.9%
Bristol-Myers Squibb Co. .................... 142,596 7,122,670
Catalent, Inc.
(a)
.......................... 14,236 867,827
Eli Lilly & Co. ........................... 46,804 44,932,776
Johnson & Johnson ....................... 123,403 20,467,622
Merck & Co., Inc. ......................... 148,933 17,641,114
Pfizer, Inc. ............................. 301,126 8,735,665
Royalty Pharma PLC, Class A ................ 207,885 6,034,901
Zoetis, Inc., Class A ....................... 77,602 14,239,191
120,041,766
a
Professional Services  — 0.9%
Automatic Data Processing, Inc. ............... 21,386 5,900,611
Booz Allen Hamilton Holding Corp., Class A ....... 7,384 1,172,431
Equifax, Inc. ............................ 8,105 2,489,289
Paychex, Inc. ........................... 36,926 4,844,691
Paycom Software, Inc. ..................... 1,051 171,082
SS&C Technologies Holdings, Inc. ............. 2,999 225,195
Verisk Analytics, Inc. ....................... 11,219 3,060,768
17,864,067
a
Real Estate Management & Development  — 0.2%
CoStar Group, Inc.
(a)
....................... 38,247 2,956,493
Zillow Group, Inc., Class C, NVS
(a)
............. 4,385 242,491
3,198,984
a
Residential REITs  — 0.8%
AvalonBay Communities, Inc. ................ 45,954 10,373,197
Equity Residential ........................ 31,805 2,381,558
Essex Property Trust, Inc. ................... 8,418 2,540,468
15,295,223
a
Retail REITs  — 0.6%
Realty Income Corp. ....................... 94,726 5,883,432
Regency Centers Corp. .................... 31,471 2,287,627
Simon Property Group, Inc. .................. 18,711 3,131,286
11,302,345
a
Semiconductors & Semiconductor Equipment  — 13.1%
Advanced Micro Devices, Inc.
(a)
............... 87,416 12,986,521
Analog Devices, Inc. ....................... 61,924 14,542,232
Broadcom, Inc. .......................... 224,363 36,530,784
Enphase Energy, Inc.
(a)
..................... 74,318 8,995,451
First Solar, Inc.
(a)
......................... 69,488 15,799,487
Intel Corp. ............................. 257,012 5,664,544
KLA Corp. .............................. 6,407 5,250,088
Marvell Technology, Inc. .................... 86,155 6,568,457
NVIDIA Corp. ........................... 1,155,720 137,958,296
QUALCOMM, Inc. ........................ 42,972 7,532,992
Texas Instruments, Inc. ..................... 68,147 14,606,628
266,435,480
a
Software  — 11.4%
Adobe, Inc.
(a)
............................ 22,354 12,840,361
ANSYS, Inc.
(a)
........................... 3,473 1,116,292
Autodesk, Inc.
(a)
.......................... 13,473 3,481,423
Fortinet, Inc.
(a)
........................... 30,855 2,366,887
Intuit, Inc. .............................. 18,161 11,446,152
Security Shares Value
a
Software (continued)
Microsoft Corp. .......................... 337,467 $ 140,770,984
Oracle Corp. ............................ 94,561 13,360,524
Palo Alto Networks, Inc.
(a)(b)
.................. 14,185 5,145,183
Roper Technologies, Inc. .................... 6,081 3,371,367
Salesforce, Inc. .......................... 51,376 12,992,990
ServiceNow, Inc.
(a)
........................ 23,810 20,357,550
Tyler Technologies, Inc.
(a)
................... 1,580 928,835
Workday, Inc., Class A
(a)
.................... 6,168 1,623,356
Zoom Video Communications, Inc., Class A
(a)
...... 10,546 728,518
230,530,422
a
Specialized REITs  — 3.4%
American Tower Corp. ..................... 23,871 5,348,536
Crown Castle, Inc. ........................ 6,339 710,095
Digital Realty Trust, Inc. .................... 195,437 29,630,204
Equinix, Inc. ............................ 19,996 16,683,862
Extra Space Storage, Inc. ................... 12,493 2,211,261
Public Storage ........................... 16,600 5,705,752
VICI Properties, Inc. ....................... 276,236 9,248,381
69,538,091
a
Specialty Retail  — 1.3%
Home Depot, Inc. (The) .................... 39,486 14,550,591
Ross Stores, Inc. ......................... 22,162 3,337,819
TJX Companies, Inc. (The) .................. 54,541 6,396,023
Ulta Beauty, Inc.
(a)
........................ 4,012 1,415,594
25,700,027
a
Technology Hardware, Storage & Peripherals  — 7.2%
Apple, Inc. ............................. 639,253 146,388,937
a
Textiles, Apparel & Luxury Goods  — 0.2%
Lululemon Athletica, Inc.
(a)
................... 9,525 2,471,452
Nike, Inc., Class B ........................ 19,981 1,664,817
4,136,269
a
Trading Companies & Distributors  — 0.2%
Fastenal Co. ............................ 64,637 4,413,414
United Rentals, Inc. ....................... 683 506,281
4,919,695
a
Water Utilities  — 0.9%
American Water Works Co., Inc. ............... 123,646 17,696,216
a
Total Long-Term Investments — 99.8%
(Cost: $1,620,743,868) ............................... 2,026,330,746
a
Short-Term Securities
Money Market Funds  —  0.9%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%
(c)(d)(e)
...................... 16,257,988 16,267,743
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.25%
(c)(d)
............................ 2,360,904 2,360,904
a
Total Short-Term Securities — 0.9%
(Cost: $18,625,299) ................................. 18,628,647
Total Investments — 100.7%
(Cost: $1,639,369,167) ............................... 2,044,959,393
Liabilities in Excess of Other Assets — (0.7)% ............... (14,718,936)
Net Assets — 100.0% ................................. $ 2,030,240,457

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
  Shares Held
at 08/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 18,112,745 $ — $ (1,856,680)
(a)
$ 10,761 $ 917 $ 16,267,743 16,257,988 $ 333,714
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,674,081 — (313,177)
(a)
— — 2,360,904 2,360,904 144,926 —
BlackRock, Inc. ... 6,798,741 2,428,251 (1,640,894) 295,554 1,783,046 9,664,698 10,717 201,501 —
$ 306,315 $ 1,783,963
$ 28,293,345
$ 680,141 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 7 09/20/24 $ 1,113 $ 59,283
E-Mini NASDAQ 100 Index ............................................................... 7 09/20/24 2,747 15,203
$ 74,486
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 74,486 $ — $ — $ — $ 74,486
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
August 31, 2024
iShares
®
Paris-Aligned Climate MSCI USA ETF

2024
iShares Annual Financial Statements
For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 597,454 $ — $ — $ — $ 597,454
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (28,025) $ — $ — $ — $ (28,025)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,775,158
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,026,330,746 $ — $ — $ 2,026,330,746
Short-Term Securities
Money Market Funds ...................................... 18,628,647 — — 18,628,647
$ 2,044,959,393 $ — $ — $ 2,044,959,393
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 74,486 $ — $ — $ 74,486
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
Statements of Assets and Liabilities
August 31, 2024
See notes to financial statements.
iShares
ESG Aware MSCI
USA ETF
iShares
ESG Aware MSCI
USA Growth ETF
iShares
ESG Aware MSCI
USA Small-Cap ETF
iShares
ESG Aware MSCI
USA Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 12,920,996,842  $ 8,099,918  $ 1,805,787,827  $ 5,869,526
Investments, at value — affiliated
(c)
......................................... 121,662,691  57,436  101,834,011  31,719
Cash pledged:
Futures contracts ................................................... 2,929,000  —  432,000  1,000
Receivables:
Investments sold ................................................... 653,686,450  366,137  88,080,303  491,077
Securities lending income — affiliated ..................................... 9,894  1  70,873  2
Capital shares sold .................................................. —  —  —  1,172
Dividends — unaffiliated .............................................. 15,029,605  3,614  1,301,147  11,844
Dividends — affiliated ................................................ 164,488  44  23,975  52
Variation margin on futures contracts ...................................... 485,467  —  41,837  137
Total assets ........................................................
13,714,964,437  8,527,150  1,997,571,973  6,406,529
LIABILITIES
Due to broker ....................................................... —  —  704,249  —
Collateral on securities loaned ............................................ 66,616,221  46,714  94,837,505  5,302
Payables:
Investments purchased ............................................... 659,015,922  368,482  90,161,997  491,332
Capital shares redeemed .............................................. —  —  —  6,520
Investment advisory fees .............................................. 1,604,037  1,204  249,594  879
Total liabilities .......................................................
727,236,180  416,400  185,953,345  504,033
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 12,987,728,257  $ 8,110,750  $ 1,811,618,628  $ 5,902,496
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 12,245,699,350  $ 7,154,366  $ 1,742,979,127  $ 5,395,418
Accumulated earnings ................................................. 742,028,907  956,384  68,639,501  507,078
NET ASSETS .......................................................
$ 12,987,728,257  $ 8,110,750  $ 1,811,618,628  $ 5,902,496
NET ASSET VALUE
Shares outstanding ................................................... 104,850,000  200,000  43,800,000  200,000
Net asset value ...................................................... $ 123.87  $ 40.55  $ 41.36  $ 29.51
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 59,880,251  $ 46,129  $ 92,539,913  $ 5,168
(b)
Investments, at cost — unaffiliated ....................................... $ 10,487,237,752  $ 7,059,449  $ 1,565,403,368  $ 5,314,483
(c)
Investments, at cost — affiliated ......................................... $ 118,266,826  $ 57,436  $ 101,771,159  $ 29,812

2024
iShares Annual Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2024
See notes to financial statements.
iShares
ESG MSCI USA
Leaders ETF
iShares
Paris-Aligned
Climate MSCI USA
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................................... $ 1,076,773,390  $ 2,016,666,048
Investments, at value — affiliated
(c)
........................................................................ 14,926,066  28,293,345
Cash pledged:
Futures contracts .................................................................................. 182,000  207,000
Receivables:
Investments sold .................................................................................. 5,455,061  2,327,502
Securities lending income — affiliated .................................................................... 583  2,814
Dividends — unaffiliated ............................................................................. 1,180,789  1,799,360
Dividends — affiliated ............................................................................... 10,131  12,494
Variation margin on futures contracts ..................................................................... 32,785  39,165
Total assets .......................................................................................
1,098,560,805  2,049,347,728
LIABILITIES
Collateral on securities loaned ........................................................................... 6,736,751  16,253,480
Payables:
Investments purchased .............................................................................. 6,335,619  2,668,569
Capital shares redeemed ............................................................................. —  18,059
Investment advisory fees ............................................................................. 88,991  167,163
Total liabilities ......................................................................................
13,161,361  19,107,271
Commitments and contingent liabilities
NET ASSETS ......................................................................................
$ 1,085,399,444  $ 2,030,240,457
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................................... $ 954,455,865  $ 1,655,135,176
Accumulated earnings ................................................................................ 130,943,579  375,105,281
NET ASSETS ......................................................................................
$ 1,085,399,444  $ 2,030,240,457
NET ASSET VALUE
Shares outstanding .................................................................................. 10,900,000  32,650,000
Net asset value ..................................................................................... $ 99.58  $ 62.18
Shares authorized ................................................................................... Unlimited Unlimited
Par value ......................................................................................... None None
(a)
Securities loaned, at value ........................................................................... $ 6,656,429  $ 15,972,369
(b)
Investments, at cost — unaffiliated ...................................................................... $ 860,407,225  $ 1,612,731,223
(c)
Investments, at cost — affiliated ........................................................................ $ 14,569,021  $ 26,637,944

Statements of Operations
Statements of Operations
Year Ended August 31, 2024
See notes to financial statements.
iShares
ESG Aware MSCI
USA ETF
iShares
ESG Aware MSCI
USA Growth ETF
iShares
ESG Aware MSCI
USA Small-Cap ETF
iShares
ESG Aware MSCI
USA Value ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 183,856,722  $ 28,828  $ 20,372,662  $ 113,072
Dividends — affiliated .............................................. 2,628,630  505  223,332  976
Interest — unaffiliated .............................................. 189,672  18  40,138  10
Securities lending income — affiliated — net ............................... 198,442  78  728,725  68
Foreign taxes withheld ............................................. (166,318) (76) (14,339) (101)
Total investment income ..............................................
186,707,148  29,353  21,350,518  114,025
EXPENSES
Investment advisory ............................................... 19,165,717  10,614  2,555,261  8,174
Interest expense ................................................. 3  1  —  8
Total expenses .................................................... 19,165,720  10,615  2,555,261  8,182
Net investment income ...............................................
167,541,428  18,738  18,795,257  105,843
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (91,567,518) (62,724) (56,218,924) 3,324
Investments — affiliated ........................................... 421,272  (308) 6,989  39
Futures contracts ............................................... 10,225,046  793  866,369  218
In-kind redemptions — unaffiliated
(a)
................................... 997,623,231  1,391,550  28,659,203  280,472
In-kind redemptions — affiliated
(a)
.................................... 926,483  —  —  713
917,628,514  1,329,311  (26,686,363) 284,766
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 1,951,792,581  63,461  246,320,024  590,856
Investments — affiliated ........................................... 2,769,901  (1) 15,668  3,432
Futures contracts ............................................... (615,278) —  170,255  967
1,953,947,204  63,460  246,505,947  595,255
Net realized and unrealized gain ........................................
2,871,575,718  1,392,771  219,819,584  880,021
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 3,039,117,146  $ 1,411,509  $ 238,614,841  $ 985,864
(a)
See Note 2 of the Notes to Financial Statements.

2024
iShares Annual Financial Statements
Statements of Operations
(continued)
Year Ended August 31, 2024
See notes to financial statements.
iShares
ESG MSCI USA
Leaders ETF
iShares
Paris-Aligned
Climate MSCI USA
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 14,157,212  $ 19,595,015
Dividends — affiliated .............................................................................. 285,171  346,427
Interest — unaffiliated .............................................................................. 10,037  12,556
Securities lending income — affiliated — net ............................................................... 46,348  333,714
Foreign taxes withheld ............................................................................. (9,095) (2,541)
Total investment income ..............................................................................
14,489,673  20,285,171
EXPENSES
Investment advisory ............................................................................... 1,095,637  1,683,491
Interest expense ................................................................................. 1  —
Total expenses .................................................................................... 1,095,638  1,683,491
Net investment income ...............................................................................
13,394,035  18,601,680
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (4,215,758) (12,392,982)
Investments — affiliated ........................................................................... (31,507) 12,733
Futures contracts ............................................................................... 556,462  597,454
In-kind redemptions — unaffiliated
(a)
................................................................... 89,583,927  103,447,102
In-kind redemptions — affiliated
(a)
.................................................................... 156,500  293,582
86,049,624  91,957,889
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 158,842,554  291,794,331
Investments — affiliated ........................................................................... 1,284,736  1,783,963
Futures contracts ............................................................................... 18,170  (28,025)
160,145,460  293,550,269
Net realized and unrealized gain ........................................................................
246,195,084  385,508,158
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 259,589,119  $ 404,109,838
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
ESG Aware MSCI USA ETF
iShares
ESG Aware MSCI USA Growth ETF
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/24
Period From
01/31/23
(a)
to 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 167,541,428  $ 265,400,305  $ 18,738  $ 13,168
Net realized gain (loss) ......................................... 917,628,514  1,167,339,918  1,329,311  (27,157)
Net change in unrealized appreciation (depreciation) ..................... 1,953,947,204  335,543,629  63,460  977,009
Net increase in net assets resulting from operations ........................
3,039,117,146  1,768,283,852  1,411,509  963,020
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..............
(167,716,956) (299,525,568) (17,879) (8,725)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(2,708,499,065) (10,838,359,355) 1,696,327  4,066,498
NET ASSETS
Total increase (decrease) in net assets ................................ 162,901,125  (9,369,601,071) 3,089,957  5,020,793
Beginning of period .............................................
12,824,827,132  22,194,428,203  5,020,793  —
End of period .................................................
$ 12,987,728,257  $ 12,824,827,132  $ 8,110,750  $ 5,020,793
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2024
iShares Annual Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
ESG Aware MSCI USA Small-Cap ETF
iShares
ESG Aware MSCI USA Value ETF
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/24
Period From
01/31/23
(a)
to 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 18,795,257  $ 19,907,542  $ 105,843  $ 61,708
Net realized gain (loss) ......................................... (26,686,363) 33,582,091  284,766  (82,612)
Net change in unrealized appreciation (depreciation) ..................... 246,505,947  52,617,686  595,255  (37,338)
Net increase (decrease) in net assets resulting from operations ................
238,614,841  106,107,319  985,864  (58,242)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..............
(18,566,377) (21,620,054) (102,690) (37,227)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
187,992,696  (160,006,934) 1,058,677  4,056,114
NET ASSETS
Total increase (decrease) in net assets ................................ 408,041,160  (75,519,669) 1,941,851  3,960,645
Beginning of period .............................................
1,403,577,468  1,479,097,137  3,960,645  —
End of period .................................................
$ 1,811,618,628  $ 1,403,577,468  $ 5,902,496  $ 3,960,645
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
ESG MSCI USA Leaders ETF
iShares
Paris-Aligned Climate MSCI USA ETF
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/24
Year Ended
08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 13,394,035  $ 40,619,626  $ 18,601,680  $ 13,137,751
Net realized gain (loss) ......................................... 86,049,624  595,291,557  91,957,889  (1,045,884)
Net change in unrealized appreciation (depreciation) ..................... 160,145,460  (237,898,685) 293,550,269  183,255,399
Net increase in net assets resulting from operations ........................
259,589,119  398,012,498  404,109,838  195,347,266
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(13,649,428) (47,370,942) (17,622,634) (11,538,632)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(299,846,767) (2,327,985,279) 153,979,428  549,083,534
NET ASSETS
Total increase (decrease) in net assets ................................ (53,907,076) (1,977,343,723) 540,466,632  732,892,168
Beginning of year ...............................................
1,139,306,520  3,116,650,243  1,489,773,825  756,881,657
End of year ...................................................
$ 1,085,399,444  $ 1,139,306,520  $ 2,030,240,457  $ 1,489,773,825
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2024
iShares Annual Financial Statements
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA ETF
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Net asset value, beginning of year ..........................
$ 99.22  $ 88.13  $ 103.69  $ 79.74  $ 64.33
Net investment income
(a)
................................ 1 .42  1 .37  1 .29  1 .18  1 .22
Net realized and unrealized gain (loss)
(b)
......................
24.64  11.23  (15.62) 23.87  15.13
Net increase (decrease) from investment operations ...............
26.06  12.60  (14.33) 25.05  16.35
Distributions from net investment income
(c)
...................... ( 1 .41 ) ( 1 .51 ) ( 1 .23 ) ( 1 .10 ) ( 0 .94 )
Net asset value, end of year ..............................
$ 123.87  $ 99.22  $ 88.13  $ 103.69  $ 79.74
Total Return
(d)
– – – – –
Based on net asset value .................................
26.51% 14.57% (13.96) % 31.71% 25.79%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .31% 1 .54% 1 .32% 1 .30% 1 .76%
Supplemental Data
Net assets, end of year (000) ...............................
$ 12,987,728  $ 12,824,827  $ 22,194,428  $ 22,262,630  $ 8,991,145
Portfolio turnover rate
(f)
...................................
22% 25% 22% 21% 38%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA Growth
ETF
Year Ended
08/31/24
Period From
01/31/23
(a)
to 08/31/23
Net asset value, beginning of period ......................................................................
$ 31.38  $ 25.42
Net investment income
(b)
.............................................................................. 0 .11  0 .08
Net realized and unrealized gain
(c)
........................................................................
9 .17  5 .93
Net increase from investment operations .....................................................................
9 .28  6 .01
Distributions from net investment income
(d)
.................................................................... ( 0 .11 ) ( 0 .05 )
Net asset value, end of period ...........................................................................
$ 40.55  $ 31.38
Total Return
(e)
– –
Based on net asset value ...............................................................................
29.66% 23.72%
(f)
Ratios to Average Net Assets
(g)
– –
Total expenses ......................................................................................
0 .18% 0 .18%
(h)
Net investment income .................................................................................
0 .32% 0 .50%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................
$ 8,111  $ 5,021
Portfolio turnover rate
(i)
.................................................................................
36% 20%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Annual Financial Statements
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA Small-Cap ETF
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Net asset value, beginning of year ..........................
$ 35.90  $ 33.85  $ 40.26  $ 27.34  $ 26.21
Net investment income
(a)
................................ 0 .47  0 .48  0 .42  0 .35  0 .33
Net realized and unrealized gain (loss)
(b)
......................
5 .46  2 .09  ( 6 .43 ) 12.95  1 .10
Net increase (decrease) from investment operations ...............
5 .93  2 .57  ( 6 .01 ) 13.30  1 .43
Distributions from net investment income
(c)
...................... ( 0 .47 ) ( 0 .52 ) ( 0 .40 ) ( 0 .38 ) ( 0 .30 )
Net asset value, end of year ..............................
$ 41.36  $ 35.90  $ 33.85  $ 40.26  $ 27.34
Total Return
(d)
– – – – –
Based on net asset value .................................
16.70% 7 .75% (15.03) % 48.95% 5 .57%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .17% 0 .17% 0 .17% 0 .17% 0 .17%
Net investment income ...................................
1 .25% 1 .41% 1 .15% 0 .96% 1 .32%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,811,619  $ 1,403,577  $ 1,479,097  $ 1,099,038  $ 366,339
Portfolio turnover rate
(f)
...................................
35% 37% 37% 33% 50%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA Value ETF
Year Ended
08/31/24
Period From
01/31/23
(a)
to 08/31/23
Net asset value, beginning of period ......................................................................
$ 24.75  $ 25.35
Net investment income
(b)
.............................................................................. 0 .61  0 .39
Net realized and unrealized gain (loss)
(c)
....................................................................
4 .76  ( 0 .76 )
Net increase (decrease) from investment operations .............................................................
5 .37  ( 0 .37 )
Distributions from net investment income
(d)
.................................................................... ( 0 .61 ) ( 0 .23 )
Net asset value, end of period ...........................................................................
$ 29.51  $ 24.75
Total Return
(e)
– –
Based on net asset value ...............................................................................
22.12% ( 1 .38 ) %
(f)
Ratios to Average Net Assets
(g)
– –
Total expenses ......................................................................................
0 .18% 0 .18%
(h)
Net investment income .................................................................................
2 .33% 2 .72%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................
$ 5,902  $ 3,961
Portfolio turnover rate
(i)
.................................................................................
38% 21%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Annual Financial Statements
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG MSCI USA Leaders ETF
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Net asset value, beginning of year ..........................
$ 79.67  $ 68.20  $ 79.65  $ 60.55  $ 50.77
Net investment income
(a)
................................ 1 .07  1 .08  1 .00  0 .94  0 .94
Net realized and unrealized gain (loss)
(b)
......................
19.91  11.45  (11.48) 19.08  9 .75
Net increase (decrease) from investment operations ...............
20.98  12.53  (10.48) 20.02  10.69
Distributions from net investment income
(c)
...................... ( 1 .07 ) ( 1 .06 ) ( 0 .97 ) ( 0 .92 ) ( 0 .91 )
Net asset value, end of year ..............................
$ 99.58  $ 79.67  $ 68.20  $ 79.65  $ 60.55
Total Return
(d)
– – – – –
Based on net asset value .................................
26.57% 18.66% (13.29) % 33.44% 21.45%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .10% 0 .10% 0 .10% 0 .10% 0 .10%
Net investment income ...................................
1 .22% 1 .55% 1 .32% 1 .38% 1 .77%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,085,399  $ 1,139,307  $ 3,116,650  $ 4,077,962  $ 2,564,228
Portfolio turnover rate
(f)
...................................
8% 14% 10% 12% 9%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Paris-Aligned Climate MSCI USA ETF
Year Ended
08/31/24
Year Ended
08/31/23
Period From
02/08/22
(a)
to 08/31/22
Net asset value, beginning of period ......................................................
$ 49.91  $ 43.50  $ 50.43
Net investment income
(b)
.............................................................. 0 .60  0 .55  0 .32
Net realized and unrealized gain (loss)
(c)
....................................................
12.25  6 .38  ( 7 .08 )
Net increase (decrease) from investment operations .............................................
12.85  6 .93  ( 6 .76 )
Distributions from net investment income
(d)
.................................................... ( 0 .58 ) ( 0 .52 ) ( 0 .17 )
Net asset value, end of period ...........................................................
$ 62.18  $ 49.91  $ 43.50
Total Return
(e)
– – –
Based on net asset value ...............................................................
25.98% 16.13% (13.42) %
(f)
Ratios to Average Net Assets
(g)
– – –
Total expenses ......................................................................
0 .10% 0 .10% 0 .11%
(h)
Total expenses after fees waived ..........................................................
0 .10% 0 .10% 0 .10%
(h)
Net investment income .................................................................
1 .10% 1 .23% 1 .26%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................
$ 2,030,240  $ 1,489,774  $ 756,882
Portfolio turnover rate
(i)
.................................................................
11% 12% 6%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

2024
iShares Annual Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft:  Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
ESG Aware MSCI USA ................................................................................................. Diversified
ESG Aware MSCI USA Growth ........................................................................................... Non-diversified
ESG Aware MSCI USA Small-Cap ......................................................................................... Diversified
ESG Aware MSCI USA Value ............................................................................................. Non-diversified
ESG MSCI USA Leaders ................................................................................................ Non-diversified
Paris-Aligned Climate MSCI USA .......................................................................................... Non-diversified

Notes to Financial Statements
( continued)

Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower

Notes to Financial Statements
(continued)

2024
iShares Annual Financial Statements
default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
ESG Aware MSCI USA
BNP Paribas SA ................................................. $ 1,470,296 $ (1,470,296) $ — $ —
BofA Securities, Inc. .............................................. 3,018,400 (3,018,400) — —
Citigroup Global Markets, Inc. ........................................ 16,322 (16,322) — —
HSBC Bank PLC ................................................ 7,362,522 (7,362,522) — —
J.P. Morgan Securities LLC ......................................... 7,769,070 (7,769,070) — —
Jefferies LLC ................................................... 123,999 (123,999) — —
Nomura Securities International, Inc. ................................... 24,517 (24,517) — —
SG Americas Securities LLC ........................................ 2,944,513 (2,944,513) — —
UBS AG ...................................................... 57,493 (57,445) — 48
Wells Fargo Bank NA ............................................. 37,093,119 (37,093,119) — —
$ 59,880,251 $ (59,880,203)
$ —
$ 48
a
ESG Aware MSCI USA Growth
Citigroup Global Markets, Inc. ........................................ 38,811 (38,811) — —
J.P. Morgan Securities LLC ......................................... 7,318 (7,318) — —
$ 46,129 $ (46,129)
$ —
$ —
a
ESG Aware MSCI USA Small-Cap
Barclays Capital, Inc. ............................................. 2,468,145 (2,468,145) — —
BMO Capital Markets Corp. ......................................... 13,664 (13,664) — —
BNP Paribas SA ................................................. 2,145,841 (2,145,841) — —
BofA Securities, Inc. .............................................. 13,717,270 (13,717,270) — —
Citadel Clearing LLC .............................................. 1,012,598 (1,012,598) — —
Citigroup Global Markets, Inc. ........................................ 7,492,989 (7,492,989) — —
HSBC Bank PLC ................................................ 1,215,377 (1,215,377) — —
J.P. Morgan Securities LLC ......................................... 17,516,008 (17,516,008) — —
Jefferies LLC ................................................... 1,029,318 (1,029,318) — —
Morgan Stanley ................................................. 27,075,316 (27,075,316) — —
National Financial Services LLC ...................................... 2,976,931 (2,976,931) — —
RBC Capital Markets LLC .......................................... 2,077,872 (2,077,872) — —
State Street Bank & Trust Co. ........................................ 1,614,777 (1,614,777) — —
Toronto-Dominion Bank ............................................ 2,664,835 (2,664,835) — —
UBS AG ...................................................... 3,104,087 (3,104,087) — —
UBS Securities LLC .............................................. 588,428 (588,428) — —
Wells Fargo Bank NA ............................................. 3,827,989 (3,827,989) — —
Wells Fargo Securities LLC ......................................... 1,998,468 (1,998,468) — —
$ 92,539,913 $ (92,539,913)
$ —
$ —
a
ESG Aware MSCI USA Value
J.P. Morgan Securities LLC ......................................... 5,168 (5,168) — —
$ 5,168 $ (5,168)
$ —
$ —
a

Notes to Financial Statements
( continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
ESG MSCI USA Leaders
Barclays Capital, Inc. ............................................. $ 33,912 $ (33,912) $ — $ —
BNP Paribas SA ................................................. 224,870 (224,870) — —
BofA Securities, Inc. .............................................. 833,162 (833,162) — —
Citigroup Global Markets, Inc. ........................................ 4,738,574 (4,738,574) — —
Goldman Sachs & Co. LLC ......................................... 336,845 (336,845) — —
J.P. Morgan Securities LLC ......................................... 42,413 (42,413) — —
Morgan Stanley ................................................. 381,001 (381,001) — —
Wells Fargo Bank NA ............................................. 65,652 (65,652) — —
$ 6,656,429 $ (6,656,429)
$ —
$ —
a
Paris-Aligned Climate MSCI USA
BofA Securities, Inc. .............................................. 80,202 (80,202) — —
Citigroup Global Markets, Inc. ........................................ 3,028,782 (3,028,782) — —
Goldman Sachs & Co. LLC ......................................... 589,066 (589,066) — —
J.P. Morgan Securities LLC ......................................... 1,519,611 (1,519,611) — —
Jefferies LLC ................................................... 1,589,625 (1,589,625) — —
Virtu Americas LLC ............................................... 915,095 (915,095) — —
Wells Fargo Bank NA ............................................. 5,915,562 (5,915,562) — —
Wells Fargo Securities LLC ......................................... 2,334,426 (2,334,426) — —
$ 15,972,369 $ (15,972,369)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of August 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)

2024
iShares Annual Financial Statements
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended August 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
iShares ETF Investment Advisory Fees
ESG Aware MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
ESG Aware MSCI USA Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18
ESG Aware MSCI USA Small-Cap . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.17
ESG Aware MSCI USA Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18
ESG MSCI USA Leaders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10
Paris-Aligned Climate MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10
iShares ETF Amounts
ESG Aware MSCI USA ................................................................................................ $ 69,759
ESG Aware MSCI USA Growth .......................................................................................... 32
ESG Aware MSCI USA Small-Cap ........................................................................................ 211,325
ESG Aware MSCI USA Value ............................................................................................ 19
ESG MSCI USA Leaders ............................................................................................... 12,386
Paris-Aligned Climate MSCI USA ......................................................................................... 82,781
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
ESG Aware MSCI USA ............................................................ $ 675,363,099  $ 876,664,540  $ (37,866,730)
ESG Aware MSCI USA Small-Cap .................................................... 157,241,073  91,280,813  9,599,557
ESG MSCI USA Leaders ........................................................... 44,693,042  31,225,515  (2,720,379)
Paris-Aligned Climate MSCI USA ..................................................... 77,106,951  87,661,428  (7,313,511)

Notes to Financial Statements
( continued)

Notes to Financial Statements
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended August 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2024, permanent differences attributable to nondeductible expenses and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Purchases Sales
ESG Aware MSCI USA .............................................................................. $ 2,894,334,683  $ 2,853,381,551
ESG Aware MSCI USA Growth ........................................................................ 2,126,708  2,137,166
ESG Aware MSCI USA Small-Cap ...................................................................... 535,835,219  525,925,347
ESG Aware MSCI USA Value .......................................................................... 1,723,666  1,728,650
ESG MSCI USA Leaders ............................................................................. 85,826,176  84,421,666
Paris-Aligned Climate MSCI USA ....................................................................... 188,416,917  186,657,478
iShares ETF In-kind Purchases In-kind Sales
ESG Aware MSCI USA .............................................................................. $ 1,567,927,913  $ 4,261,176,567
ESG Aware MSCI USA Growth ........................................................................ 4,687,670  2,978,313
ESG Aware MSCI USA Small-Cap ...................................................................... 305,160,454  125,355,616
ESG Aware MSCI USA Value .......................................................................... 2,241,191  1,174,001
ESG MSCI USA Leaders ............................................................................. 110,176,408  408,603,740
Paris-Aligned Climate MSCI USA ....................................................................... 510,249,450  356,845,570
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
ESG Aware MSCI USA .............................................................................. $ 997,980,862  $ (997,980,862)
ESG Aware MSCI USA Growth ........................................................................ 1,391,541  (1,391,541)
ESG Aware MSCI USA Small-Cap ...................................................................... 28,616,774  (28,616,774)
ESG Aware MSCI USA Value .......................................................................... 280,627  (280,627)
ESG MSCI USA Leaders ............................................................................. 89,415,593  (89,415,593)
Paris-Aligned Climate MSCI USA ....................................................................... 103,729,649  (103,729,649)
iShares ETF
Year Ended
08/31/24
Year Ended
08/31/23
ESG Aware MSCI USA
Ordinary income .......................................................................................... $ 167,716,956  $ 299,525,568
ESG Aware MSCI USA Growth
(a)
Ordinary income .......................................................................................... $ 17,879  $ 8,725
ESG Aware MSCI USA Small-Cap
Ordinary income .......................................................................................... $ 18,566,377  $ 21,620,054
ESG Aware MSCI USA Value
(a)
Ordinary income .......................................................................................... $ 102,690  $ 37,227

Notes to Financial Statements
(continued)

2024
iShares Annual Financial Statements
As of August 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
For the year ended August 31, 2024, the Fund listed below utilized the following amount of its respective capital loss carryforwards.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions
iShares ETF
Year Ended
08/31/24
Year Ended
08/31/23
ESG MSCI USA Leaders
Ordinary income .......................................................................................... $ 13,649,428  $ 47,370,942
Paris-Aligned Climate MSCI USA
Ordinary income .......................................................................................... $ 17,622,634  $ 11,538,632
(a)
The Fund commenced operations on January 31, 2023.
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
ESG Aware MSCI USA ..........................................
$ 35,084,637  $ (1,721,944,164) $ 2,428,888,434  $ 742,028,907
ESG Aware MSCI USA Growth ....................................
5,309  (88,690) 1,039,765  956,384
ESG Aware MSCI USA Small-Cap ..................................
5,700,303  (171,051,167) 233,990,365  68,639,501
ESG Aware MSCI USA Value ......................................
27,634  (76,256) 555,700  507,078
ESG MSCI USA Leaders .........................................
2,597,703  (82,352,585) 210,698,461  130,943,579
Paris-Aligned Climate MSCI USA ...................................
4,928,199  (33,906,532) 404,083,614  375,105,281
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.
iShares ETF Utilized
ESG Aware MSCI USA Value ............................................................................................ $ 4,481
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG Aware MSCI USA .......................................... $ 10,613,771,099  $ 2,877,789,264  $ (448,900,830) $ 2,428,888,434
ESG Aware MSCI USA Growth .................................... 7,117,589  1,088,092  (48,327) 1,039,765
ESG Aware MSCI USA Small-Cap .................................. 1,673,631,473  353,135,318  (119,144,953) 233,990,365
ESG Aware MSCI USA Value ...................................... 5,345,545  632,231  (76,531) 555,700
ESG MSCI USA Leaders ......................................... 881,000,995  271,364,462  (60,666,001) 210,698,461
Paris-Aligned Climate MSCI USA ................................... 1,640,875,779  449,061,039  (44,977,425) 404,083,614

Notes to Financial Statements
( continued)

Notes to Financial Statements
in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service.  Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)

2024
iShares Annual Financial Statements
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
08/31/24
Year Ended
08/31/23
iShares ETF Shares Amount Shares Amount
ESG Aware MSCI USA
Shares sold ............................................... 14,200,000  $ 1,575,093,815  17,200,000  $ 1,558,381,916
Shares redeemed ........................................... (38,600,000) (4,283,592,880) (139,800,000) (12,396,741,271)
(24,400,000) $ (2,708,499,065) (122,600,000) $ (10,838,359,355)
ESG Aware MSCI USA Growth
(a)
Shares sold ............................................... 120,000  $ 4,685,067  160,000  $ 4,066,498
Shares redeemed ........................................... (80,000) (2,988,740) —  —
40,000  $ 1,696,327  160,000  $ 4,066,498
ESG Aware MSCI USA Small-Cap
Shares sold ............................................... 8,400,000  $ 318,168,579  4,400,000  $ 151,123,851
Shares redeemed ........................................... (3,700,000) (130,175,883) (9,000,000) (311,130,785)
4,700,000  $ 187,992,696  (4,600,000) $ (160,006,934)
ESG Aware MSCI USA Value
(a)
Shares sold ............................................... 80,000  $ 2,239,198  160,000  $ 4,056,114
Shares redeemed ........................................... (40,000) (1,180,521) —  —
40,000  $ 1,058,677  160,000  $ 4,056,114
ESG MSCI USA Leaders
Shares sold ............................................... 1,250,000  $ 110,627,798  5,000,000  $ 345,135,056
Shares redeemed ........................................... (4,650,000) (410,474,565) (36,400,000) (2,673,120,335)
(3,400,000) $ (299,846,767) (31,400,000) $ (2,327,985,279)
Paris-Aligned Climate MSCI USA
Shares sold ............................................... 9,250,000  $ 512,305,990  14,200,000  $ 633,618,230
Shares redeemed ........................................... (6,450,000) (358,326,562) (1,750,000) (84,534,696)
2,800,000  $ 153,979,428  12,450,000  $ 549,083,534
(a)
The Fund commenced operations on January 31, 2023.

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
(1)
Statement of operations for the year ended August 31, 2024 and statement of changes in net assets for each of the two years in the period ended August 31, 2024
(2)
Statement of operations for the year ended August 31, 2024 and statement of changes in net assets for the period January 31, 2023 (commencement of operations) through August 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
    iShares ESG Aware MSCI USA ETF
(1)
    iShares ESG Aware MSCI USA Growth ETF
(2)
    iShares ESG Aware MSCI USA Small-Cap ETF
(1)
    iShares ESG Aware MSCI USA Value ETF
(2)
    iShares ESG MSCI USA Leaders ETF
(1)
    iShares Paris-Aligned Climate MSCI USA ETF
(1)

Important Tax Information
(unaudited)

2024
iShares Annual Financial Statements
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2024:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended August 31, 2024:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
ESG Aware MSCI USA ................................................................................................. $ 176,827,787
ESG Aware MSCI USA Growth ........................................................................................... 27,450
ESG Aware MSCI USA Small-Cap ......................................................................................... 16,423,360
ESG Aware MSCI USA Value ............................................................................................. 107,927
ESG MSCI USA Leaders ................................................................................................ 13,859,153
Paris-Aligned Climate MSCI USA .......................................................................................... 15,779,860
iShares ETF
Qualified Business
Income
ESG Aware MSCI USA ................................................................................................. $ 6,433,280
ESG Aware MSCI USA Growth ........................................................................................... 910
ESG Aware MSCI USA Small-Cap ......................................................................................... 3,542,746
ESG Aware MSCI USA Value ............................................................................................. 4,419
ESG MSCI USA Leaders ................................................................................................ 650,087
Paris-Aligned Climate MSCI USA .......................................................................................... 3,363,246
iShares ETF
Dividends-Received
Deduction
ESG Aware MSCI USA ................................................................................................. 100 .00%
ESG Aware MSCI USA Growth ........................................................................................... 100 .00
ESG Aware MSCI USA Small-Cap ......................................................................................... 76 .87
ESG Aware MSCI USA Value ............................................................................................. 97 .00
ESG MSCI USA Leaders ................................................................................................ 98 .06
Paris-Aligned Climate MSCI USA .......................................................................................... 80 .79

Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provide information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

2024
iShares Annual Financial Statements
iShares ESG Aware MSCI USA Growth ETF, iShares ESG Aware MSCI USA Value ETF, iShares ESG MSCI USA Leaders ETF, iShares Paris-Aligned Climate MSCI
USA ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

2024
iShares Annual Financial Statements
iShares ESG Aware MSCI USA ETF, iShares ESG Aware MSCI USA Small-Cap ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report

2024
iShares Annual Financial Statements
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2024
2024 Annual Financial Statements
iShares Trust
iShares Climate Conscious & Transition MSCI USA ETF | USCL | NASDAQ
iShares ESG Advanced MSCI USA ETF | USXF | NASDAQ

Table of Contents
Page
2

Important Tax Information
(unaudited)
................................................................................................. 28

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
August 31, 2024
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .5%
Expeditors International of Washington, Inc. ....... 8,873 $ 1,095,017
FedEx Corp. ............................ 14,426 4,310,056
United Parcel Service, Inc. , Class B ............ 45,173 5,806,989
11,212,062
a
Automobiles  —  2 .1%
Ford Motor Co. .......................... 242,864 2,717,648
General Motors Co. ....................... 70,627 3,515,812
Tesla, Inc.
(a)
............................. 177,761 38,060,408
44,293,868
a
Banks  —  3 .5%
Bank of America Corp. ..................... 435,895 17,762,721
JPMorgan Chase & Co. .................... 177,847 39,980,006
U.S. Bancorp ........................... 96,642 4,564,402
Wells Fargo & Co. ........................ 215,913 12,624,433
74,931,562
a
Beverages  —  1 .9%
Coca-Cola Co. (The) ...................... 253,459 18,368,174
Constellation Brands, Inc. , Class A ............. 10,144 2,441,762
Keurig Dr Pepper, Inc. ..................... 67,305 2,464,036
Molson Coors Beverage Co. , Class B ........... 11,482 619,683
Monster Beverage Corp.
(a)
................... 45,869 2,161,806
PepsiCo, Inc. ........................... 85,068 14,706,556
40,762,017
a
Biotechnology  —  2 .6%
AbbVie, Inc. ............................ 109,363 21,469,051
Amgen, Inc. ............................ 33,222 11,090,500
Biogen, Inc.
(a)
........................... 8,963 1,835,264
Gilead Sciences, Inc. ...................... 77,158 6,095,482
Incyte Corp.
(a)
........................... 10,084 662,115
Regeneron Pharmaceuticals, Inc.
(a)
............. 6,711 7,950,455
Vertex Pharmaceuticals, Inc.
(a)
................ 15,982 7,925,314
57,028,181
a
Broadline Retail  —  5 .0%
Amazon.com, Inc.
(a)
....................... 556,225 99,286,163
eBay, Inc. .............................. 31,090 1,837,419
MercadoLibre, Inc.
(a)
....................... 2,826 5,826,251
106,949,833
a
Building Products  —  0 .5%
Carlisle Companies, Inc. .................... 2,947 1,248,939
Johnson Controls International PLC ............ 42,019 3,061,084
Lennox International, Inc. ................... 1,978 1,167,396
Owens Corning .......................... 5,363 904,899
Trane Technologies PLC .................... 14,008 5,066,133
11,448,451
a
Capital Markets  —  3 .6%
Bank of New York Mellon Corp. (The) ........... 45,703 3,117,859
BlackRock, Inc.
(b)
......................... 9,188 8,285,830
Blackstone, Inc. , NVS ...................... 44,259 6,300,711
Carlyle Group, Inc. (The) .................... 14,465 580,480
Cboe Global Markets, Inc. ................... 6,505 1,336,127
Charles Schwab Corp. (The) ................. 93,559 6,090,691
CME Group, Inc. , Class A ................... 22,309 4,812,944
FactSet Research Systems, Inc. ............... 2,350 993,674
Goldman Sachs Group, Inc. (The) ............. 19,971 10,190,203
Intercontinental Exchange, Inc. ............... 35,523 5,738,740
Moody's Corp. ........................... 10,178 4,964,218
Morgan Stanley .......................... 75,659 7,839,029
Security Shares Value
a
Capital Markets (continued)
Nasdaq, Inc. ............................ 26,638 $ 1,920,067
Northern Trust Corp. ....................... 12,580 1,147,422
S&P Global, Inc. ......................... 19,824 10,174,470
State Street Corp. ........................ 18,618 1,621,628
T Rowe Price Group, Inc. ................... 13,790 1,462,291
Tradeweb Markets, Inc. , Class A ............... 7,149 845,298
77,421,682
a
Chemicals  —  1 .5%
Albemarle Corp. ......................... 7,218 651,424
Corteva, Inc. ............................ 43,092 2,469,172
DuPont de Nemours, Inc. ................... 26,035 2,193,449
Ecolab, Inc. ............................ 15,875 4,019,232
Linde PLC ............................. 29,778 14,241,329
PPG Industries, Inc. ....................... 14,511 1,882,512
RPM International, Inc. ..................... 8,059 936,859
Sherwin-Williams Co. (The) .................. 14,885 5,498,072
31,892,049
a
Commercial Services & Supplies  —  0 .9%
Cintas Corp. ............................ 5,660 4,556,979
Copart, Inc.
(a)
........................... 53,778 2,848,083
Republic Services, Inc. ..................... 13,595 2,830,615
Waste Connections, Inc. .................... 15,887 2,962,925
Waste Management, Inc. .................... 24,863 5,271,951
18,470,553
a
Communications Equipment  —  0 .6%
Cisco Systems, Inc. ....................... 249,790 12,624,387
a
Construction & Engineering  —  0 .2%
AECOM ............................... 8,515 852,692
Quanta Services, Inc. ...................... 9,026 2,483,324
3,336,016
a
Construction Materials  —  0 .3%
CRH PLC .............................. 42,386 3,847,377
Martin Marietta Materials, Inc. ................ 3,806 2,033,013
5,880,390
a
Consumer Finance  —  0 .5%
American Express Co. ..................... 35,650 9,220,873
Discover Financial Services .................. 15,476 2,146,676
11,367,549
a
Consumer Staples Distribution & Retail  —  1 .2%
Target Corp. ............................ 28,652 4,401,520
Walmart, Inc. ............................ 273,982 21,159,630
25,561,150
a
Containers & Packaging  —  0 .1%
Avery Dennison Corp. ...................... 4,965 1,101,485
Ball Corp. .............................. 19,411 1,238,616
Crown Holdings, Inc. ...................... 7,410 669,938
3,010,039
a
Diversified Telecommunication Services  —  0 .9%
AT&T, Inc. .............................. 444,060 8,836,794
Verizon Communications, Inc. ................ 260,686 10,891,461
19,728,255
a
Electric Utilities  —  1 .6%
Alliant Energy Corp. ....................... 15,702 914,956
American Electric Power Co., Inc. .............. 32,659 3,275,045
Constellation Energy Corp. .................. 19,550 3,845,485
Duke Energy Corp. ....................... 47,797 5,446,468
Eversource Energy ....................... 21,878 1,477,421

Schedule of Investments
(continued)
August 31, 2024
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)
4
2024
iShares Annual Financial Statements
Security Shares Value
a
Electric Utilities (continued)
Exelon Corp. ............................ 62,203 $ 2,369,312
NextEra Energy, Inc. ...................... 127,241 10,244,173
Southern Co. (The) ....................... 67,754 5,853,946
Xcel Energy, Inc. ......................... 34,250 2,097,127
35,523,933
a
Electrical Equipment  —  0 .8%
AMETEK, Inc. ........................... 14,382 2,460,041
Eaton Corp. PLC ......................... 24,760 7,599,587
Emerson Electric Co. ...................... 35,473 3,738,499
Hubbell, Inc. ............................ 3,313 1,324,935
Rockwell Automation, Inc. ................... 7,068 1,922,708
17,045,770
a
Electronic Equipment, Instruments & Components  —  0 .0%
Trimble, Inc.
(a)
........................... 15,058 853,638
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 61,712 2,170,411
Schlumberger N.V. ........................ 88,521 3,894,039
6,064,450
a
Entertainment  —  1 .4%
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 12,879 1,005,206
Netflix, Inc.
(a)
............................ 26,710 18,733,058
Walt Disney Co. (The) ..................... 112,904 10,204,264
29,942,528
a
Financial Services  —  3 .4%
Apollo Global Management, Inc. ............... 24,522 2,837,931
Block, Inc. , Class A
(a)
...................... 34,561 2,283,791
Fidelity National Information Services, Inc. ........ 34,450 2,840,402
Fiserv, Inc.
(a)
............................ 36,236 6,326,805
Global Payments, Inc. ..................... 15,906 1,765,725
Jack Henry & Associates, Inc. ................ 4,565 789,882
Mastercard, Inc. , Class A .................... 51,396 24,841,743
PayPal Holdings, Inc.
(a)
..................... 61,690 4,468,207
Visa, Inc. , Class A ........................ 97,567 26,964,592
73,119,078
a
Food Products  —  0 .6%
Campbell Soup Co. ....................... 12,075 600,369
General Mills, Inc. ........................ 34,809 2,516,342
Hershey Co. (The) ........................ 9,207 1,777,503
Kellanova .............................. 16,970 1,367,952
McCormick & Co., Inc. , NVS ................. 15,522 1,242,226
Mondelez International, Inc. , Class A ............ 83,022 5,961,810
13,466,202
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 9,299 1,215,751
a
Ground Transportation  —  1 .4%
CSX Corp. ............................. 120,796 4,139,679
JB Hunt Transport Services, Inc. .............. 5,076 879,163
Norfolk Southern Corp. ..................... 14,013 3,589,570
Old Dominion Freight Line, Inc. ............... 12,076 2,328,253
Uber Technologies, Inc.
(a)
................... 116,467 8,517,231
Union Pacific Corp. ....................... 37,786 9,676,617
29,130,513
a
Health Care Equipment & Supplies  —  1 .2%
Abbott Laboratories ....................... 107,738 12,203,483
Boston Scientific Corp.
(a)
.................... 91,051 7,447,061
Edwards Lifesciences Corp.
(a)
................ 37,385 2,615,455
IDEXX Laboratories, Inc.
(a)
................... 5,123 2,465,854
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Teleflex, Inc. ............................ 2,901 $ 711,238
Zimmer Biomet Holdings, Inc. ................ 12,645 1,459,992
26,903,083
a
Health Care Providers & Services  —  2 .2%
CVS Health Corp. ........................ 77,594 4,441,480
DaVita, Inc.
(a)
............................ 3,305 498,791
Humana, Inc. ........................... 7,433 2,634,775
Labcorp Holdings, Inc. ..................... 5,185 1,191,980
McKesson Corp. ......................... 8,033 4,507,156
UnitedHealth Group, Inc. .................... 57,001 33,641,990
46,916,172
a
Health Care REITs  —  0 .3%
Alexandria Real Estate Equities, Inc. ............ 9,709 1,160,905
Healthpeak Properties, Inc. .................. 43,455 968,177
Welltower, Inc. ........................... 37,030 4,468,781
6,597,863
a
Hotels, Restaurants & Leisure  —  2 .2%
Airbnb, Inc. , Class A
(a)
...................... 27,292 3,201,625
Booking Holdings, Inc. ..................... 2,101 8,213,292
Chipotle Mexican Grill, Inc.
(a)
................. 85,294 4,783,287
Hilton Worldwide Holdings, Inc. ............... 15,498 3,403,981
Hyatt Hotels Corp. , Class A .................. 2,778 422,034
Las Vegas Sands Corp. .................... 22,969 895,561
Marriott International, Inc. , Class A ............. 15,036 3,528,799
McDonald's Corp. ........................ 44,633 12,883,762
MGM Resorts International
(a)
................. 14,659 551,032
Starbucks Corp. .......................... 70,150 6,634,085
Wynn Resorts Ltd. ........................ 6,107 469,506
Yum! Brands, Inc. ........................ 17,505 2,361,775
47,348,739
a
Household Durables  —  0 .1%
Garmin Ltd. ............................. 9,459 1,733,740
a
Household Products  —  1 .7%
Church & Dwight Co., Inc. ................... 15,249 1,553,568
Clorox Co. (The) ......................... 7,652 1,211,388
Colgate-Palmolive Co. ..................... 48,240 5,137,560
Kimberly-Clark Corp. ...................... 20,773 3,005,022
Procter & Gamble Co. (The) ................. 146,177 25,075,203
35,982,741
a
Industrial Conglomerates  —  0 .2%
3M Co. ................................ 34,241 4,611,920
a
Industrial REITs  —  0 .3%
Prologis, Inc. ............................ 57,339 7,329,071
a
Insurance  —  2 .1%
American International Group, Inc. ............. 41,102 3,166,909
Aon PLC , Class A ........................ 12,119 4,165,543
Arch Capital Group Ltd.
(a)
................... 23,323 2,637,598
Arthur J Gallagher & Co. .................... 13,532 3,959,057
Chubb Ltd. ............................. 23,891 6,789,344
Hartford Financial Services Group, Inc. (The) ...... 18,333 2,128,461
Marsh & McLennan Companies, Inc. ............ 30,565 6,953,843
Progressive Corp. (The) .................... 36,273 9,148,051
Travelers Companies, Inc. (The) ............... 14,119 3,220,120
W R Berkley Corp. ........................ 18,982 1,133,226
Willis Towers Watson PLC ................... 6,319 1,845,843
45,147,995
a

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2024
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Interactive Media & Services  —  7 .7%
Alphabet, Inc. , Class A ..................... 304,505 $ 49,750,027
Alphabet, Inc. , Class C , NVS ................. 262,064 43,269,387
Match Group, Inc.
(a)
....................... 15,631 581,630
Meta Platforms, Inc. , Class A ................. 135,720 70,752,193
Pinterest, Inc. , Class A
(a)
.................... 37,207 1,192,112
Snap, Inc. , Class A , NVS
(a)
.................. 64,577 603,149
166,148,498
a
IT Services  —  1 .7%
Accenture PLC , Class A .................... 38,786 13,262,873
Akamai Technologies, Inc.
(a)
.................. 9,506 968,091
Cloudflare, Inc. , Class A
(a)
................... 18,647 1,531,664
Cognizant Technology Solutions Corp. , Class A ..... 30,696 2,387,228
Gartner, Inc.
(a)
........................... 4,800 2,361,408
International Business Machines Corp. .......... 56,891 11,499,378
Okta, Inc. , Class A
(a)
....................... 9,918 780,844
Snowflake, Inc. , Class A
(a)
................... 18,736 2,140,213
Twilio, Inc. , Class A
(a)
...................... 10,071 632,056
35,563,755
a
Life Sciences Tools & Services  —  1 .8%
Agilent Technologies, Inc. ................... 18,069 2,582,422
Charles River Laboratories International, Inc.
(a)
..... 3,208 634,382
Danaher Corp. .......................... 41,285 11,118,463
Illumina, Inc.
(a)
........................... 9,798 1,287,457
IQVIA Holdings, Inc.
(a)
...................... 11,309 2,844,779
Mettler-Toledo International, Inc.
(a)
............. 1,319 1,898,147
Revvity, Inc. ............................ 7,667 939,514
Thermo Fisher Scientific, Inc. ................. 23,640 14,540,255
Waters Corp.
(a)
.......................... 3,651 1,264,524
West Pharmaceutical Services, Inc. ............ 4,515 1,416,039
38,525,982
a
Machinery  —  1 .7%
Caterpillar, Inc. .......................... 30,288 10,785,557
Cummins, Inc. ........................... 8,503 2,660,164
Deere & Co. ............................ 16,213 6,254,003
Dover Corp. ............................ 8,471 1,575,860
Fortive Corp. ............................ 21,666 1,611,950
Graco, Inc. ............................. 10,517 876,592
IDEX Corp. ............................. 4,740 978,715
Illinois Tool Works, Inc. ..................... 18,433 4,666,867
PACCAR, Inc. ........................... 32,309 3,107,480
Pentair PLC ............................ 10,194 904,106
Westinghouse Air Brake Technologies Corp. ....... 10,916 1,851,026
Xylem, Inc. ............................. 15,065 2,071,889
37,344,209
a
Media  —  0 .5%
Charter Communications, Inc. , Class A
(a) (c)
........ 5,788 2,011,561
Comcast Corp. , Class A .................... 242,412 9,592,243
11,603,804
a
Metals & Mining  —  0 .5%
Freeport-McMoRan, Inc. .................... 89,014 3,941,540
Newmont Corp. .......................... 71,488 3,816,744
Nucor Corp. ............................ 14,845 2,255,104
Steel Dynamics, Inc. ....................... 9,263 1,107,021
11,120,409
a
Multi-Utilities  —  0 .5%
Consolidated Edison, Inc. ................... 21,516 2,185,165
Dominion Energy, Inc. ...................... 52,014 2,907,583
Public Service Enterprise Group, Inc. ........... 30,742 2,482,416
Security Shares Value
a
Multi-Utilities (continued)
Sempra ............................... 39,237 $ 3,224,497
10,799,661
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 9,197 691,798
a
Oil, Gas & Consumable Fuels  —  3 .5%
Chevron Corp. ........................... 108,431 16,042,366
ConocoPhillips .......................... 72,107 8,205,056
Diamondback Energy, Inc. ................... 11,045 2,154,990
EOG Resources, Inc. ...................... 35,593 4,585,090
Exxon Mobil Corp. ........................ 277,821 32,766,209
Hess Corp. ............................. 17,218 2,377,117
Kinder Morgan, Inc. , Class P ................. 123,158 2,656,518
Marathon Oil Corp. ........................ 35,589 1,019,625
Occidental Petroleum Corp. .................. 40,993 2,335,781
ONEOK, Inc. ............................ 36,197 3,343,155
75,485,907
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 14,362 1,316,421
a
Pharmaceuticals  —  5 .3%
Bristol-Myers Squibb Co. .................... 125,542 6,270,823
Catalent, Inc.
(a)
.......................... 11,159 680,253
Eli Lilly & Co. ........................... 50,031 48,030,761
Johnson & Johnson ....................... 149,050 24,721,433
Merck & Co., Inc. ......................... 156,861 18,580,185
Pfizer, Inc. ............................. 350,941 10,180,798
Zoetis, Inc. , Class A ....................... 28,231 5,180,106
113,644,359
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 25,341 6,991,835
Booz Allen Hamilton Holding Corp. , Class A ....... 7,999 1,270,081
Broadridge Financial Solutions, Inc. ............ 7,363 1,567,288
Dayforce, Inc.
(a) (c)
......................... 9,779 559,066
Equifax, Inc. ............................ 7,660 2,352,616
Paychex, Inc. ........................... 20,140 2,642,368
Paycom Software, Inc. ..................... 3,171 516,175
TransUnion
(c)
............................ 12,040 1,165,592
Verisk Analytics, Inc. ....................... 8,802 2,401,362
19,466,383
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 19,034 2,191,575
a
Residential REITs  —  0 .2%
AvalonBay Communities, Inc. ................ 8,853 1,998,388
Equity Residential ........................ 21,027 1,574,502
3,572,890
a
Retail REITs  —  0 .4%
Kimco Realty Corp. ....................... 41,305 960,754
Realty Income Corp. ....................... 53,928 3,349,468
Regency Centers Corp. .................... 10,975 797,773
Simon Property Group, Inc. .................. 20,221 3,383,985
8,491,980
a
Semiconductors & Semiconductor Equipment  —  10 .4%
Advanced Micro Devices, Inc.
(a)
............... 100,101 14,871,004
Analog Devices, Inc. ....................... 30,732 7,217,103
Broadcom, Inc. .......................... 273,870 44,591,513
First Solar, Inc.
(a)
......................... 6,270 1,425,610
Intel Corp. ............................. 263,899 5,816,334
NVIDIA Corp. ........................... 1,050,524 125,401,050

Schedule of Investments
(continued)
August 31, 2024
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)
6
2024
iShares Annual Financial Statements
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. ........................ 69,116 $ 12,116,035
Texas Instruments, Inc. ..................... 56,388 12,086,204
223,524,853
a
Software  —  10 .0%
Adobe, Inc.
(a)
............................ 27,461 15,773,873
ANSYS, Inc.
(a)
........................... 5,381 1,729,561
Aspen Technology, Inc.
(a)
.................... 1,786 418,174
Atlassian Corp. , Class A
(a)
................... 9,865 1,633,644
Autodesk, Inc.
(a)
.......................... 13,347 3,448,865
Bentley Systems, Inc. , Class B ................ 9,780 503,377
Cadence Design Systems, Inc.
(a)
.............. 16,885 4,540,883
Crowdstrike Holdings, Inc. , Class A
(a)
............ 14,299 3,964,827
Fortinet, Inc.
(a)
........................... 40,271 3,089,188
Gen Digital, Inc. .......................... 35,093 928,561
HubSpot, Inc.
(a)
.......................... 3,010 1,502,201
Intuit, Inc. .............................. 17,313 10,911,691
Manhattan Associates, Inc.
(a)
................. 3,796 1,003,776
Microsoft Corp. .......................... 237,414 99,034,876
Oracle Corp. ............................ 102,515 14,484,344
Palantir Technologies, Inc. , Class A
(a)
........... 125,418 3,948,159
Palo Alto Networks, Inc.
(a) (c)
.................. 20,053 7,273,624
PTC, Inc.
(a)
............................. 7,372 1,320,251
Roper Technologies, Inc. .................... 6,637 3,679,619
Salesforce, Inc. .......................... 60,012 15,177,035
ServiceNow, Inc.
(a)
........................ 12,696 10,855,080
Synopsys, Inc.
(a)
......................... 9,489 4,930,295
Workday, Inc. , Class A
(a)
.................... 13,130 3,455,685
Zscaler, Inc.
(a) (c)
.......................... 5,572 1,114,288
214,721,877
a
Specialized REITs  —  1 .0%
American Tower Corp. ..................... 28,921 6,480,039
Crown Castle, Inc. ........................ 26,792 3,001,240
Digital Realty Trust, Inc. .................... 20,097 3,046,906
Equinix, Inc. ............................ 5,877 4,903,534
VICI Properties, Inc. ....................... 64,931 2,173,890
Weyerhaeuser Co. ........................ 44,981 1,371,471
20,977,080
a
Specialty Retail  —  1 .1%
Home Depot, Inc. (The) .................... 61,412 22,630,322
Ulta Beauty, Inc.
(a) (c)
....................... 2,976 1,050,052
Security Shares Value
a
Specialty Retail (continued)
Williams-Sonoma, Inc. ..................... 7,965 $ 1,069,938
24,750,312
a
Technology Hardware, Storage & Peripherals  —  5 .8%
Apple, Inc. ............................. 525,728 120,391,712
Dell Technologies, Inc. , Class C ............... 17,429 2,013,746
Hewlett Packard Enterprise Co. ............... 80,156 1,552,622
123,958,080
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Deckers Outdoor Corp.
(a)
.................... 1,582 1,517,597
Lululemon Athletica, Inc.
(a)
................... 7,085 1,838,345
Nike, Inc. , Class B ........................ 75,028 6,251,333
9,607,275
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 12,012 1,719,158
Essential Utilities, Inc. ...................... 16,288 635,069
2,354,227
a
Wireless Telecommunication Services  —  0 .3%
T-Mobile U.S., Inc. ........................ 32,750 6,508,080
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,673,715,095 ) ............................... 2,147,220,646
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(b) (d) (e)
..................... 9,977,355 9,983,342
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.25%
(b) (d)
............................ 2,727,829 2,727,829
a
Total Short-Term Securities — 0.6%
(Cost: $ 12,711,081 ) ................................. 12,711,171
Total Investments — 100.4%
(Cost: $ 1,686,426,176 ) ............................... 2,159,931,817
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (7,954,149)
Net Assets — 100.0% ................................. $ 2,151,977,668
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
  Shares Held
at 08/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 6,588,268 $ 3,395,487
(a)
$ — $ (503) $ 90 $ 9,983,342 9,977,355 $ 36,569
(b)
$ —

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2024
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
  Shares Held
at 08/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... $ 5,087,833 $ — $ (2,360,004)
(a)
$ — $ — $ 2,727,829 2,727,829 $ 225,338 $ —
BlackRock, Inc. .. 9,649,238 1,650,495 (5,275,524) 558,084 1,703,537 8,285,830 9,188 221,867 —
$ 557,581 $ 1,703,627
$ 20,997,001
$ 483,774 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 16 09/20/24 $ 4,529 $ 96,704
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 96,704 $ — $ — $ — $ 96,704
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 751,277 $ — $ — $ — $ 751,277
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 72,576 $ — $ — $ — $ 72,576
Futures contracts
Average notional value of contracts — long ................................................................................... $ 6,196,809
a

Schedule of Investments
(continued)
August 31, 2024
iShares
®
Climate Conscious & Transition MSCI USA ETF
8
2024
iShares Annual Financial Statements
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,147,220,646  $ —  $ —  $ 2,147,220,646
Short-Term Securities
Money Market Funds ...................................... 12,711,171  —  —  12,711,171
$ 2,159,931,817  $ —  $ —  $ 2,159,931,817
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 96,704  $ —  $ —  $ 96,704
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
August 31, 2024
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .3%
Axon Enterprise, Inc.
(a)
..................... 4,167 $ 1,520,830
Howmet Aerospace, Inc. .................... 22,499 2,174,753
3,695,583
a
Air Freight & Logistics  —  0 .1%
CH Robinson Worldwide, Inc. ................ 6,794 703,247
Expeditors International of Washington, Inc. ....... 8,195 1,011,345
1,714,592
a
Banks  —  1 .5%
Huntington Bancshares, Inc. ................. 83,895 1,255,908
KeyCorp ............................... 54,705 933,267
M&T Bank Corp. ......................... 9,681 1,666,197
PNC Financial Services Group, Inc. (The) ........ 23,092 4,274,098
Regions Financial Corp. .................... 52,946 1,239,995
Truist Financial Corp. ...................... 77,636 3,451,697
U.S. Bancorp ........................... 90,538 4,276,110
17,097,272
a
Beverages  —  0 .2%
Keurig Dr Pepper, Inc. ..................... 62,920 2,303,501
a
Biotechnology  —  3 .0%
Alnylam Pharmaceuticals, Inc.
(a)
............... 7,339 1,927,882
Amgen, Inc. ............................ 31,124 10,390,125
Biogen, Inc.
(a)
........................... 8,448 1,729,813
BioMarin Pharmaceutical, Inc.
(a)
............... 11,059 1,008,691
Exact Sciences Corp.
(a)
..................... 10,756 663,538
Incyte Corp.
(a)
........................... 9,447 620,290
Moderna, Inc.
(a)
.......................... 18,903 1,463,092
Neurocrine Biosciences, Inc.
(a)
................ 5,839 741,903
Regeneron Pharmaceuticals, Inc.
(a)
............. 6,287 7,448,146
United Therapeutics Corp.
(a)
.................. 2,445 888,880
Vertex Pharmaceuticals, Inc.
(a)
................ 14,972 7,424,465
34,306,825
a
Broadline Retail  —  0 .6%
eBay, Inc. .............................. 29,126 1,721,347
MercadoLibre, Inc.
(a)
....................... 2,647 5,457,214
7,178,561
a
Building Products  —  1 .1%
A O Smith Corp. ......................... 7,015 587,296
Allegion PLC ............................ 5,026 697,810
Builders FirstSource, Inc.
(a)
.................. 7,108 1,236,792
Carlisle Companies, Inc. .................... 2,757 1,168,417
Fortune Brands Innovations, Inc. .............. 7,184 570,481
Lennox International, Inc. ................... 1,853 1,093,622
Masco Corp. ............................ 12,811 1,019,243
Owens Corning .......................... 5,019 846,856
Trane Technologies PLC .................... 13,133 4,749,681
11,970,198
a
Capital Markets  —  5 .5%
Ameriprise Financial, Inc. ................... 5,762 2,589,673
Bank of New York Mellon Corp. (The) ........... 42,817 2,920,976
BlackRock, Inc.
(b)
......................... 8,621 7,774,504
Carlyle Group, Inc. (The) .................... 13,526 542,798
Cboe Global Markets, Inc. ................... 6,091 1,251,092
Charles Schwab Corp. (The) ................. 87,650 5,706,015
CME Group, Inc. , Class A ................... 20,891 4,507,024
FactSet Research Systems, Inc. ............... 2,218 937,859
Franklin Resources, Inc. .................... 16,496 333,879
Intercontinental Exchange, Inc. ............... 33,279 5,376,223
Security Shares Value
a
Capital Markets (continued)
LPL Financial Holdings, Inc. .................. 4,335 $ 972,514
MarketAxess Holdings, Inc. .................. 2,181 528,653
Moody's Corp. ........................... 9,535 4,650,601
Morgan Stanley .......................... 70,682 7,323,362
Nasdaq, Inc. ............................ 25,088 1,808,343
Northern Trust Corp. ....................... 11,886 1,084,122
Raymond James Financial, Inc. ............... 11,448 1,368,837
S&P Global, Inc. ......................... 18,572 9,531,893
State Street Corp. ........................ 17,402 1,515,714
T Rowe Price Group, Inc. ................... 12,927 1,370,779
62,094,861
a
Chemicals  —  2 .5%
Air Products and Chemicals, Inc. .............. 12,898 3,596,607
CF Industries Holdings, Inc. .................. 10,605 881,169
International Flavors & Fragrances, Inc. .......... 14,821 1,541,236
Linde PLC ............................. 27,891 13,338,871
Mosaic Co. (The) ......................... 18,675 533,545
PPG Industries, Inc. ....................... 13,567 1,760,047
RPM International, Inc. ..................... 7,471 868,504
Sherwin-Williams Co. (The) .................. 13,975 5,161,946
Westlake Corp. .......................... 2,237 325,349
28,007,274
a
Commercial Services & Supplies  —  1 .7%
Cintas Corp. ............................ 5,299 4,266,331
Copart, Inc.
(a)
........................... 50,249 2,661,187
Republic Services, Inc. ..................... 12,791 2,663,214
Rollins, Inc. ............................. 16,810 843,526
Veralto Corp. ............................ 14,322 1,610,222
Waste Connections, Inc. .................... 14,970 2,791,905
Waste Management, Inc. .................... 23,271 4,934,383
19,770,768
a
Communications Equipment  —  0 .6%
Arista Networks, Inc.
(a)
..................... 15,454 5,461,134
F5, Inc.
(a)
.............................. 3,397 690,101
Juniper Networks, Inc. ..................... 18,699 727,017
6,878,252
a
Construction & Engineering  —  0 .4%
AECOM ............................... 7,869 788,002
EMCOR Group, Inc. ....................... 2,716 1,067,551
Quanta Services, Inc. ...................... 8,493 2,336,679
4,192,232
a
Construction Materials  —  0 .7%
CRH PLC .............................. 39,865 3,618,546
Martin Marietta Materials, Inc. ................ 3,586 1,915,498
Vulcan Materials Co. ...................... 7,673 1,881,496
7,415,540
a
Consumer Finance  —  1 .4%
Ally Financial, Inc. ........................ 15,873 685,555
American Express Co. ..................... 33,399 8,638,652
Capital One Financial Corp. .................. 22,159 3,255,822
Discover Financial Services .................. 14,554 2,018,785
Synchrony Financial ....................... 22,924 1,152,160
15,750,974
a
Consumer Staples Distribution & Retail  —  0 .5%
Dollar General Corp. ...................... 12,758 1,058,532
Target Corp. ............................ 26,842 4,123,468
Walgreens Boots Alliance, Inc. ................ 42,569 393,763
5,575,763
a

Schedule of Investments
(continued)
August 31, 2024
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)
10
2024
iShares Annual Financial Statements
Security Shares Value
a
Containers & Packaging  —  0 .5%
Avery Dennison Corp. ...................... 4,650 $ 1,031,603
Ball Corp. .............................. 18,157 1,158,598
Crown Holdings, Inc. ...................... 7,029 635,492
International Paper Co. ..................... 19,232 931,213
Packaging Corp. of America ................. 5,179 1,085,208
Smurfit WestRock PLC ..................... 30,131 1,428,812
6,270,926
a
Distributors  —  0 .2%
Genuine Parts Co. ........................ 8,082 1,157,828
LKQ Corp. ............................. 15,524 645,643
Pool Corp. ............................. 2,221 780,948
2,584,419
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 8,469 759,913
a
Diversified Telecommunication Services  —  0 .9%
Verizon Communications, Inc. ................ 244,221 10,203,553
a
Electrical Equipment  —  1 .5%
AMETEK, Inc. ........................... 13,430 2,297,202
Eaton Corp. PLC ......................... 23,196 7,119,548
GE Vernova, Inc.
(a)
........................ 15,902 3,196,302
Hubbell, Inc. ............................ 3,120 1,247,750
Rockwell Automation, Inc. ................... 6,605 1,796,758
Vertiv Holdings Co. , Class A ................. 20,634 1,713,241
17,370,801
a
Electronic Equipment, Instruments & Components  —  1 .3%
Amphenol Corp. , Class A ................... 69,694 4,700,860
CDW Corp. ............................. 7,798 1,759,541
Corning, Inc. ............................ 47,216 1,975,990
Jabil, Inc. .............................. 6,582 719,281
Keysight Technologies, Inc.
(a)
................. 10,127 1,560,773
TE Connectivity Ltd. ....................... 17,724 2,722,406
Trimble, Inc.
(a)
........................... 14,202 805,111
Zebra Technologies Corp. , Class A
(a)
............ 2,989 1,032,341
15,276,303
a
Entertainment  —  0 .4%
Electronic Arts, Inc. ....................... 14,662 2,225,985
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 12,065 941,673
Live Nation Entertainment, Inc.
(a)
.............. 9,331 911,359
Warner Bros Discovery, Inc. , Series A
(a)
.......... 135,059 1,058,862
5,137,879
a
Financial Services  —  5 .9%
Apollo Global Management, Inc. ............... 23,110 2,674,520
Fidelity National Information Services, Inc. ........ 32,274 2,660,991
Fiserv, Inc.
(a)
............................ 33,948 5,927,321
Global Payments, Inc. ..................... 14,880 1,651,829
Jack Henry & Associates, Inc. ................ 4,230 731,917
Mastercard, Inc. , Class A .................... 48,169 23,282,005
PayPal Holdings, Inc.
(a)
..................... 57,654 4,175,879
Toast, Inc. , Class A
(a)
...................... 21,026 522,706
Visa, Inc. , Class A ........................ 91,332 25,241,425
66,868,593
a
Food Products  —  0 .7%
Campbell Soup Co. ....................... 11,264 560,046
Conagra Brands, Inc. ...................... 27,652 862,743
General Mills, Inc. ........................ 32,384 2,341,039
Hormel Foods Corp. ....................... 17,464 568,453
J M Smucker Co. (The) ..................... 6,175 708,149
Security Shares Value
a
Food Products (continued)
Kellanova .............................. 15,819 $ 1,275,170
Lamb Weston Holdings, Inc. ................. 8,355 517,342
McCormick & Co., Inc. , NVS ................. 14,641 1,171,719
8,004,661
a
Ground Transportation  —  0 .3%
JB Hunt Transport Services, Inc. .............. 4,776 827,203
Knight-Swift Transportation Holdings, Inc. , Class A .. 9,446 494,781
Old Dominion Freight Line, Inc. ............... 11,346 2,187,509
U-Haul Holding Co. , Series N , NVS ............. 5,550 379,343
3,888,836
a
Health Care Equipment & Supplies  —  2 .2%
Align Technology, Inc.
(a)
..................... 4,167 988,496
Dexcom, Inc.
(a)
.......................... 23,074 1,599,951
Edwards Lifesciences Corp.
(a)
................ 34,963 2,446,011
GE HealthCare Technologies, Inc. ............. 25,160 2,134,071
Hologic, Inc.
(a)
........................... 13,532 1,099,340
IDEXX Laboratories, Inc.
(a)
................... 4,786 2,303,645
Insulet Corp.
(a)
........................... 4,049 821,016
ResMed, Inc. ........................... 8,524 2,088,550
Solventum Corp.
(a)
........................ 8,461 542,435
STERIS PLC ............................ 5,741 1,384,155
Stryker Corp. ........................... 19,892 7,169,475
Teleflex, Inc. ............................ 2,742 672,256
Zimmer Biomet Holdings, Inc. ................ 11,936 1,378,131
24,627,532
a
Health Care Providers & Services  —  1 .6%
DaVita, Inc.
(a)
............................ 3,099 467,701
Elevance Health, Inc. ...................... 13,484 7,509,105
HCA Healthcare, Inc. ...................... 11,397 4,508,539
Henry Schein, Inc.
(a)
....................... 7,427 523,975
Humana, Inc. ........................... 6,991 2,478,100
Molina Healthcare, Inc.
(a)
.................... 3,373 1,179,842
Quest Diagnostics, Inc. ..................... 6,446 1,011,828
17,679,090
a
Health Care REITs  —  0 .7%
Alexandria Real Estate Equities, Inc. ............ 9,165 1,095,859
Healthpeak Properties, Inc. .................. 40,972 912,856
Ventas, Inc. ............................ 23,485 1,458,653
Welltower, Inc. ........................... 34,691 4,186,510
7,653,878
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 8,910 1,928,480
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 40,907 724,054
a
Hotels, Restaurants & Leisure  —  1 .8%
Booking Holdings, Inc. ..................... 1,969 7,697,274
Darden Restaurants, Inc. ................... 6,957 1,100,249
Domino's Pizza, Inc. ....................... 2,029 840,432
DoorDash, Inc. , Class A
(a)
................... 17,716 2,280,226
Hilton Worldwide Holdings, Inc. ............... 14,489 3,182,364
Hyatt Hotels Corp. , Class A .................. 2,611 396,663
Royal Caribbean Cruises Ltd.
(a)
............... 14,185 2,335,135
Yum! Brands, Inc. ........................ 16,340 2,204,593
20,036,936
a
Household Durables  —  0 .7%
DR Horton, Inc. .......................... 17,162 3,239,499
Garmin Ltd. ............................. 8,915 1,634,030
NVR, Inc.
(a)
............................. 182 1,669,388

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2024
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Household Durables (continued)
PulteGroup, Inc. ......................... 12,225 $ 1,609,421
8,152,338
a
Household Products  —  0 .2%
Church & Dwight Co., Inc. ................... 14,187 1,445,371
Clorox Co. (The) ......................... 7,218 1,142,682
2,588,053
a
Industrial REITs  —  0 .6%
Prologis, Inc. ............................ 53,717 6,866,107
a
Insurance  —  4 .5%
Aflac, Inc. .............................. 31,320 3,456,475
American International Group, Inc. ............. 38,506 2,966,887
Aon PLC , Class A ........................ 11,354 3,902,597
Arch Capital Group Ltd.
(a)
................... 21,786 2,463,779
Arthur J Gallagher & Co. .................... 12,677 3,708,910
Assurant, Inc. ........................... 3,000 589,050
Brown & Brown, Inc. ....................... 14,068 1,478,969
Chubb Ltd. ............................. 22,382 6,360,517
Everest Group Ltd. ........................ 2,521 988,837
Hartford Financial Services Group, Inc. (The) ...... 17,130 1,988,793
Marsh & McLennan Companies, Inc. ............ 28,635 6,514,749
Principal Financial Group, Inc. ................ 13,619 1,108,859
Progressive Corp. (The) .................... 33,982 8,570,260
Prudential Financial, Inc. .................... 20,829 2,523,642
Travelers Companies, Inc. (The) ............... 13,286 3,030,138
Willis Towers Watson PLC ................... 5,923 1,730,167
51,382,629
a
IT Services  —  1 .3%
Akamai Technologies, Inc.
(a)
.................. 8,853 901,589
Cloudflare, Inc. , Class A
(a)
................... 17,469 1,434,904
Cognizant Technology Solutions Corp. , Class A ..... 28,847 2,243,431
EPAM Systems, Inc.
(a)
...................... 3,381 678,770
Gartner, Inc.
(a)
........................... 4,494 2,210,868
GoDaddy, Inc. , Class A
(a)
.................... 8,177 1,368,912
MongoDB, Inc. , Class A
(a)
................... 4,256 1,237,602
Okta, Inc. , Class A
(a)
....................... 9,352 736,283
Snowflake, Inc. , Class A
(a)
................... 17,483 1,997,083
Twilio, Inc. , Class A
(a)
...................... 9,435 592,141
VeriSign, Inc.
(a)
.......................... 5,226 961,061
14,362,644
a
Life Sciences Tools & Services  —  2 .2%
Agilent Technologies, Inc. ................... 16,891 2,414,062
Avantor, Inc.
(a)
........................... 39,581 1,022,773
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 1,140 384,545
Bio-Techne Corp. ......................... 9,177 679,006
Charles River Laboratories International, Inc.
(a)
..... 2,967 586,724
Danaher Corp. .......................... 38,677 10,416,103
Illumina, Inc.
(a)
........................... 9,243 1,214,530
IQVIA Holdings, Inc.
(a)
...................... 10,571 2,659,135
Mettler-Toledo International, Inc.
(a)
............. 1,239 1,783,020
Revvity, Inc. ............................ 7,139 874,813
Waters Corp.
(a)
.......................... 3,442 1,192,137
West Pharmaceutical Services, Inc. ............ 4,214 1,321,637
24,548,485
a
Machinery  —  3 .2%
CNH Industrial N.V. ....................... 51,369 531,156
Cummins, Inc. ........................... 7,936 2,482,778
Deere & Co. ............................ 15,189 5,859,005
Dover Corp. ............................ 7,983 1,485,078
Fortive Corp. ............................ 20,425 1,519,620
IDEX Corp. ............................. 4,405 909,544
Security Shares Value
a
Machinery (continued)
Illinois Tool Works, Inc. ..................... 17,313 $ 4,383,305
Ingersoll Rand, Inc. ....................... 23,407 2,140,570
Nordson Corp. ........................... 3,156 809,703
Otis Worldwide Corp. ...................... 23,464 2,221,806
PACCAR, Inc. ........................... 30,411 2,924,930
Parker-Hannifin Corp. ...................... 7,458 4,476,292
Pentair PLC ............................ 9,564 848,231
Snap-on, Inc. ........................... 3,069 870,798
Stanley Black & Decker, Inc. ................. 8,892 910,185
Toro Co. (The) ........................... 6,065 561,619
Westinghouse Air Brake Technologies Corp. ....... 10,241 1,736,566
Xylem, Inc. ............................. 14,067 1,934,635
36,605,821
a
Media  —  1 .1%
Charter Communications, Inc. , Class A
(a) (c)
........ 5,432 1,887,837
Comcast Corp. , Class A .................... 227,101 8,986,387
Interpublic Group of Companies, Inc. (The) ....... 21,841 712,235
Omnicom Group, Inc. ...................... 11,412 1,146,107
12,732,566
a
Metals & Mining  —  0 .5%
Newmont Corp. .......................... 66,905 3,572,058
Reliance, Inc. ........................... 3,318 951,105
Steel Dynamics, Inc. ....................... 8,652 1,034,000
5,557,163
a
Mortgage REITs  —  0 .0%
Annaly Capital Management, Inc. .............. 29,107 586,797
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 8,659 651,330
a
Personal Care Products  —  0 .3%
Estee Lauder Companies, Inc. (The) , Class A ...... 13,555 1,242,451
Kenvue, Inc. ............................ 111,097 2,438,579
3,681,030
a
Pharmaceuticals  —  0 .5%
Catalent, Inc.
(a)
.......................... 10,512 640,812
Royalty Pharma PLC , Class A ................ 22,297 647,282
Zoetis, Inc. , Class A ....................... 26,474 4,857,714
6,145,808
a
Professional Services  —  1 .4%
Automatic Data Processing, Inc. ............... 23,747 6,552,035
Booz Allen Hamilton Holding Corp. , Class A ....... 7,523 1,194,502
Broadridge Financial Solutions, Inc. ............ 6,861 1,460,433
Dayforce, Inc.
(a) (c)
......................... 9,161 523,734
Paychex, Inc. ........................... 18,805 2,467,216
Paycom Software, Inc. ..................... 2,959 481,666
TransUnion ............................. 11,315 1,095,405
Verisk Analytics, Inc. ....................... 8,278 2,258,404
16,033,395
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 17,802 2,049,722
CoStar Group, Inc.
(a)
....................... 23,701 1,832,088
3,881,810
a
Residential REITs  —  0 .5%
American Homes 4 Rent , Class A .............. 18,953 753,761
AvalonBay Communities, Inc. ................ 8,254 1,863,176
Equity Residential ........................ 19,789 1,481,800
Invitation Homes, Inc. ...................... 35,579 1,310,730
5,409,467
a

Schedule of Investments
(continued)
August 31, 2024
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)
12
2024
iShares Annual Financial Statements
Security Shares Value
a
Retail REITs  —  0 .4%
Kimco Realty Corp. ....................... 39,062 $ 908,582
Regency Centers Corp. .................... 10,187 740,493
Simon Property Group, Inc. .................. 18,911 3,164,756
4,813,831
a
Semiconductors & Semiconductor Equipment  —  27 .3%
Advanced Micro Devices, Inc.
(a)
............... 93,778 13,931,660
Analog Devices, Inc. ....................... 28,790 6,761,043
Applied Materials, Inc. ..................... 48,039 9,476,173
Broadcom, Inc. .......................... 256,572 41,775,053
Enphase Energy, Inc.
(a)
..................... 7,905 956,821
Entegris, Inc. ............................ 8,780 1,017,339
First Solar, Inc.
(a)
......................... 5,874 1,335,571
Intel Corp. ............................. 246,991 5,443,682
KLA Corp. .............................. 7,812 6,401,387
Lam Research Corp. ...................... 7,586 6,228,182
Marvell Technology, Inc. .................... 50,222 3,828,925
Microchip Technology, Inc. ................... 31,140 2,558,462
Micron Technology, Inc. ..................... 64,335 6,191,600
Monolithic Power Systems, Inc. ............... 2,820 2,635,798
NVIDIA Corp. ........................... 1,427,291 170,375,727
NXP Semiconductors NV ................... 14,835 3,803,101
ON Semiconductor Corp.
(a)
.................. 24,962 1,943,791
Qorvo, Inc.
(a)
............................ 5,564 644,812
QUALCOMM, Inc. ........................ 64,750 11,350,675
Skyworks Solutions, Inc. .................... 9,349 1,024,557
Teradyne, Inc. ........................... 9,058 1,238,500
Texas Instruments, Inc. ..................... 52,826 11,322,725
310,245,584
a
Software  —  7 .6%
Adobe, Inc.
(a)
............................ 25,727 14,777,846
ANSYS, Inc.
(a)
........................... 5,072 1,630,242
Aspen Technology, Inc.
(a)
.................... 1,672 391,482
Atlassian Corp. , Class A
(a)
................... 9,242 1,530,475
Autodesk, Inc.
(a)
.......................... 12,504 3,231,034
Bentley Systems, Inc. , Class B ................ 9,134 470,127
Cadence Design Systems, Inc.
(a)
.............. 15,789 4,246,136
Crowdstrike Holdings, Inc. , Class A
(a)
............ 13,396 3,714,443
Datadog, Inc. , Class A
(a)
.................... 16,107 1,872,600
DocuSign, Inc.
(a)
......................... 11,836 700,809
Dynatrace, Inc.
(a)
......................... 16,437 832,041
Fair Isaac Corp.
(a)
......................... 1,433 2,479,477
Fortinet, Inc.
(a)
........................... 37,675 2,890,049
Gen Digital, Inc. .......................... 32,915 870,931
HubSpot, Inc.
(a)
.......................... 2,809 1,401,888
Intuit, Inc. .............................. 16,219 10,222,187
Manhattan Associates, Inc.
(a)
................. 3,562 941,900
MicroStrategy, Inc. , Class A
(a) (c)
................ 9,095 1,204,360
Palo Alto Networks, Inc.
(a) (c)
.................. 18,787 6,814,421
PTC, Inc.
(a)
............................. 6,948 1,244,317
Roper Technologies, Inc. .................... 6,211 3,443,440
Samsara, Inc. , Class A
(a) (c)
................... 12,034 494,236
ServiceNow, Inc.
(a)
........................ 11,894 10,169,370
Synopsys, Inc.
(a)
......................... 8,890 4,619,066
Tyler Technologies, Inc.
(a)
................... 2,463 1,447,924
Workday, Inc. , Class A
(a)
.................... 12,300 3,237,237
Zscaler, Inc.
(a)
........................... 5,262 1,052,295
85,930,333
a
Specialized REITs  —  2 .0%
American Tower Corp. ..................... 27,094 6,070,682
Crown Castle, Inc. ........................ 25,211 2,824,136
Digital Realty Trust, Inc. .................... 18,828 2,854,513
Equinix, Inc. ............................ 5,506 4,593,986
Security Shares Value
a
Specialized REITs (continued)
Iron Mountain, Inc. ........................ 17,008 $ 1,926,326
Public Storage ........................... 9,176 3,153,975
SBA Communications Corp. , Class A ............ 6,226 1,411,185
22,834,803
a
Specialty Retail  —  4 .7%
AutoZone, Inc.
(a)
......................... 991 3,152,847
Bath & Body Works, Inc. .................... 12,250 376,810
Best Buy Co., Inc. ........................ 11,890 1,193,756
CarMax, Inc.
(a)
........................... 9,007 761,542
Home Depot, Inc. (The) .................... 57,533 21,200,911
Lowe's Companies, Inc. .................... 33,062 8,215,907
O'Reilly Automotive, Inc.
(a)
................... 3,417 3,861,107
Ross Stores, Inc. ......................... 19,362 2,916,111
TJX Companies, Inc. (The) .................. 65,571 7,689,511
Tractor Supply Co. ........................ 6,255 1,673,525
Ulta Beauty, Inc.
(a)
........................ 2,776 979,484
Williams-Sonoma, Inc. ..................... 7,462 1,002,370
53,023,881
a
Technology Hardware, Storage & Peripherals  —  0 .5%
Hewlett Packard Enterprise Co. ............... 75,512 1,462,667
NetApp, Inc. ............................ 11,889 1,435,240
Pure Storage, Inc. , Class A
(a)
................. 17,982 922,297
Seagate Technology Holdings PLC ............. 11,574 1,152,192
Western Digital Corp.
(a)
..................... 18,979 1,244,833
6,217,229
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Deckers Outdoor Corp.
(a)
.................... 1,477 1,416,871
Lululemon Athletica, Inc.
(a)
................... 6,623 1,718,470
3,135,341
a
Trading Companies & Distributors  —  1 .0%
Fastenal Co. ............................ 33,219 2,268,193
Ferguson Enterprises, Inc. ................... 11,729 2,412,773
United Rentals, Inc. ....................... 3,874 2,871,642
Watsco, Inc. ............................ 2,016 958,447
WW Grainger, Inc. ........................ 2,562 2,523,365
11,034,420
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 11,310 1,618,687
a
Total Long-Term Investments — 99.8%
(Cost: $ 895,807,619 ) ................................ 1,135,007,602
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(b) (d) (e)
..................... 9,732,534 9,738,373
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.25%
(b) (d)
............................ 1,860,375 1,860,375
a
Total Short-Term Securities — 1.0%
(Cost: $ 11,596,018 ) ................................. 11,598,748
Total Investments — 100.8%
(Cost: $ 907,403,637 ) ................................ 1,146,606,350
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (9,640,584)
Net Assets — 100.0% ................................. $ 1,136,965,766

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2024
13
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
  Shares Held
at 08/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 14,467,489 $ — $ (4,733,597)
(a)
$ 3,432 $ 1,049 $ 9,738,373 9,732,534 $ 58,421
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,047,206 813,169
(a)
— — — 1,860,375 1,860,375 77,919 —
BlackRock, Inc. .. 4,082,047 2,415,318 (225,003) 40,252 1,461,890 7,774,504 8,621 142,516 —
$ 43,684 $ 1,462,939
$ 19,373,252
$ 278,856 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 4 09/20/24 $ 1,132 $ 36,641
E-Mini Technology Select Sector Index ...................................................... 3 09/20/24 668 (15,911)
$ 20,730
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 36,641 $ — $ — $ — $ 36,641
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 15,911 $ — $ — $ — $ 15,911
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
August 31, 2024
iShares
®
ESG Advanced MSCI USA ETF
14
2024
iShares Annual Financial Statements
For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 252,341 $ — $ — $ — $ 252,341
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (5,168) $ — $ — $ — $ (5,168)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,202,200
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,135,007,602  $ —  $ —  $ 1,135,007,602
Short-Term Securities
Money Market Funds ...................................... 11,598,748  —  —  11,598,748
$ 1,146,606,350  $ —  $ —  $ 1,146,606,350
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 36,641  $ —  $ —  $ 36,641
Liabilities
Equity Contracts ........................................... (15,911) —  —  (15,911)
$ 20,730  $ —  $ —  $ 20,730
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

15
Statements of Assets and Liabilities
Statements of Assets and Liabilities
August 31, 2024
See notes to financial statements.
iShares
Climate Conscious
& Transition MSCI
USA ETF
iShares
ESG Advanced
MSCI USA ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................................... $ 2,138,934,816  $ 1,127,233,098
Investments, at value — affiliated
(c)
........................................................................ 20,997,001  19,373,252
Cash ............................................................................................ 29,646  —
Cash pledged:
Futures contracts .................................................................................. 246,000  126,000
Receivables:
Investments sold .................................................................................. 6,470,664  12,243,860
Securities lending income — affiliated .................................................................... 684  1,182
Dividends — unaffiliated ............................................................................. 2,509,113  827,630
Dividends — affiliated ............................................................................... 18,227  7,030
Variation margin on futures contracts ..................................................................... 40,800  23,906
Total assets .......................................................................................
2,169,246,951  1,159,835,958
LIABILITIES
Collateral on securities loaned ........................................................................... 9,983,755  9,734,485
Payables:
Investments purchased .............................................................................. 7,144,140  13,042,410
Investment advisory fees ............................................................................. 141,388  93,297
Total liabilities ......................................................................................
17,269,283  22,870,192
Commitments and contingent liabilities
NET ASSETS ......................................................................................
$ 2,151,977,668  $ 1,136,965,766
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................................... $ 1,688,440,391  $ 926,295,760
Accumulated earnings ................................................................................ 463,537,277  210,670,006
NET ASSETS ......................................................................................
$ 2,151,977,668  $ 1,136,965,766
NET ASSET VALUE
Shares outstanding .................................................................................. 32,050,000  23,550,000
Net asset value ..................................................................................... $ 67.14  $ 48.28
Shares authorized ................................................................................... Unlimited Unlimited
Par value ......................................................................................... None None
(a)
Securities loaned, at value ........................................................................... $ 9,830,937  $ 9,599,255
(b)
Investments, at cost — unaffiliated ...................................................................... $ 1,667,405,568  $ 889,494,973
(c)
Investments, at cost — affiliated ........................................................................ $ 19,020,608  $ 17,908,664

16
2024
iShares Annual Financial Statements
Statements of Operations
Year Ended August 31, 2024
See notes to financial statements.
iShares
Climate Conscious
& Transition MSCI
USA ETF
iShares
ESG Advanced
MSCI USA ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 29,395,061  $ 11,091,762
Dividends — affiliated .............................................................................. 447,205  220,435
Interest — unaffiliated .............................................................................. 21,148  8,909
Securities lending income — affiliated — net ............................................................... 36,569  58,421
Foreign taxes withheld ............................................................................. (3,026) (11,537)
Total investment income ..............................................................................
29,896,957  11,367,990
EXPENSES
Investment advisory ............................................................................... 1,659,031  907,149
Interest expense ................................................................................. 1,684  —
Total expenses .................................................................................... 1,660,715  907,149
Net investment income ...............................................................................
28,236,242  10,460,841
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (15,803,859) 503,347
Investments — affiliated ........................................................................... 9,014  2,436
Futures contracts ............................................................................... 751,277  252,341
In-kind redemptions — unaffiliated
(a)
................................................................... 143,098,548  41,308,357
In-kind redemptions — affiliated
(a)
.................................................................... 548,567  41,248
128,603,547  42,107,729
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 346,095,104  207,206,258
Investments — affiliated ........................................................................... 1,703,627  1,462,939
Futures contracts ............................................................................... 72,576  (5,168)
347,871,307  208,664,029
Net realized and unrealized gain ........................................................................
476,474,854  250,771,758
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 504,711,096  $ 261,232,599
(a)
See Note 2 of the Notes to Financial Statements.

17
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Climate Conscious & Transition MSCI USA
ETF
iShares
ESG Advanced MSCI USA ETF
Year Ended
08/31/24
Period From
06/06/23
(a)
to 08/31/23
Year Ended
08/31/24
Year Ended
08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .......................................... $ 28,236,242  $ 7,650,854  $ 10,460,841  $ 8,992,143
Net realized gain .............................................. 128,603,547  572,163  42,107,729  1,566,048
Net change in unrealized appreciation (depreciation) ...................... 347,871,307  125,731,038  208,664,029  117,603,944
Net increase in net assets resulting from operations .........................
504,711,096  133,954,055  261,232,599  128,162,135
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ...............
(30,930,637) —  (10,313,476) (8,675,446)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .......
(620,848,490) 2,165,091,644  163,052,552  14,324,978
NET ASSETS
Total increase (decrease) in net assets ................................. (147,068,031) 2,299,045,699  413,971,675  133,811,667
Beginning of period ..............................................
2,299,045,699  —  722,994,091  589,182,424
End of period ..................................................
$ 2,151,977,668  $ 2,299,045,699  $ 1,136,965,766  $ 722,994,091
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

18
2024
iShares Annual Financial Statements
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Climate Conscious & Transition
MSCI USA ETF
Year Ended
08/31/24
Period From
06/06/23
(a)
to 08/31/23
Net asset value, beginning of period ......................................................................
$ 53.28  $ 50.07
Net investment income
(b)
.............................................................................. 0 .79  0 .18
Net realized and unrealized gain
(c)
........................................................................
13.88  3 .03
Net increase from investment operations .....................................................................
14.67  3 .21
Distributions from net investment income
(d)
.................................................................... ( 0 .81 ) —
Net asset value, end of period ...........................................................................
$ 67.14  $ 53.28
Total Return
(e)
– –
Based on net asset value ...............................................................................
27.83% 6 .41%
(f)
Ratios to Average Net Assets
(g)
– –
Total expenses ......................................................................................
0 .08% 0 .08%
(h)
Net investment income .................................................................................
1 .36% 1 .48%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................
$ 2,151,978  $ 2,299,046
Portfolio turnover rate
(i)
.................................................................................
21% 1%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

19
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Advanced MSCI USA ETF
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Period From
06/16/20
(a)
to 08/31/20
Net asset value, beginning of period .......................
$ 36.79  $ 30.93  $ 38.10  $ 29.04  $ 25.43
Net investment income
(b)
............................... 0 .48  0 .45  0 .42  0 .38  0 .06
Net realized and unrealized gain (loss)
(c)
.....................
11.50  5 .85  ( 7 .20 ) 8 .99  3 .55
Net increase (decrease) from investment operations ..............
11.98  6 .30  ( 6 .78 ) 9 .37  3 .61
Distributions
(d)
– – – – –
From net investment income ............................ ( 0 .49 ) ( 0 .44 ) ( 0 .39 ) ( 0 .30 ) —
From net realized gains ................................ —  —  —  ( 0 .01 ) —
Total distributions .....................................
( 0 .49 ) ( 0 .44 ) ( 0 .39 ) ( 0 .31 ) —
Net asset value, end of period ............................
$ 48.28  $ 36.79  $ 30.93  $ 38.10  $ 29.04
Total Return
(e)
– – – – –
Based on net asset value ................................
32.83% 20.65% (17.95) % 32.53% 14.20%
(f)
Ratios to Average Net Assets
(g)
– – – – –
Total expenses .......................................
0 .10% 0 .10% 0 .10% 0 .10% 0 .10%
(h)
Net investment income ..................................
1 .15% 1 .39% 1 .23% 1 .09% 1 .16%
(h)
Supplemental Data
Net assets, end of period (000) ............................
$ 1,136,966  $ 722,994  $ 589,182  $ 419,105  $ 5,808
Portfolio turnover rate
(i)
..................................
19% 12% 24% 29% 4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
20
2024
iShares Annual Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft:  Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has
iShares ETF
Diversification
Classification
Climate Conscious & Transition MSCI USA ................................................................................... Non-diversified
ESG Advanced MSCI USA .............................................................................................. Non-diversified

Notes to Financial Statements
( continued)
21
Notes to Financial Statements
formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in

Notes to Financial Statements
(continued)
22
2024
iShares Annual Financial Statements
connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Climate Conscious & Transition MSCI USA
Citigroup Global Markets, Inc. .................................... $ 8,051,207  $ (8,051,207) $ —  $ —
J.P. Morgan Securities LLC ..................................... 497,551  (497,551) —  —
RBC Capital Markets LLC ...................................... 219,978  (219,978) —  —
UBS AG .................................................. 68,334  (68,334) —  —
UBS Securities LLC .......................................... 832,566  (832,566) —  —
Wells Fargo Bank NA ......................................... 142,186  (142,186) —  —
Wells Fargo Securities LLC ..................................... 19,115  (19,115) —  —
$ 9,830,937  $ (9,830,937)
$ —
$ —
a
ESG Advanced MSCI USA
Barclays Bank PLC ........................................... 266,126  (266,126) —  —
Barclays Capital, Inc. ......................................... 36,272  (36,272) —  —
Citigroup Global Markets, Inc. .................................... 967,466  (967,466) —  —
J.P. Morgan Securities LLC ..................................... 98,904  (98,904) —  —
Morgan Stanley ............................................. 120,370  (120,370) —  —
Scotia Capital (USA), Inc. ...................................... 88,156  (88,156) —  —
UBS AG .................................................. 25,955  (25,955) —  —
Wells Fargo Bank NA ......................................... 6,157,172  (6,157,172) —  —
Wells Fargo Securities LLC ..................................... 1,838,834  (1,838,834) —  —
$ 9,599,255  $ (9,599,255)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
( continued)
23
Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended August 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Investment Advisory Fees
Climate Conscious & Transition MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%
ESG Advanced MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10
iShares ETF Amounts
Climate Conscious & Transition MSCI USA .................................................................................. $ 12,209
ESG Advanced MSCI USA ............................................................................................. 17,873
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Climate Conscious & Transition MSCI USA .............................................. $ 195,308,236  $ 283,750,027  $ (12,094,693)
ESG Advanced MSCI USA ......................................................... 51,333,729  56,689,387  (680,196)

Notes to Financial Statements
(continued)
24
2024
iShares Annual Financial Statements
7. Purchases and Sales
For the year ended August 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2024, permanent differences attributable to nondeductible expenses and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of August 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
For the year ended August 31, 2024, the Fund listed below utilized the following amount of its respective capital loss carryforwards.
iShares ETF Purchases Sales
Climate Conscious & Transition MSCI USA ................................................................ $ 441,629,638  $ 444,146,182
ESG Advanced MSCI USA ........................................................................... 178,500,625  175,395,041
iShares ETF In-kind Purchases In-kind Sales
Climate Conscious & Transition MSCI USA ................................................................ $ 386,744,212  $ 1,003,768,399
ESG Advanced MSCI USA ........................................................................... 334,103,424  172,531,010
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Climate Conscious & Transition MSCI USA ................................................................ $ 143,638,068  $ (143,638,068)
ESG Advanced MSCI USA ........................................................................... 40,860,677  (40,860,677)
iShares ETF
Year Ended
08/31/24
Year Ended
08/31/23
Climate Conscious & Transition MSCI USA
(a)
Ordinary income .......................................................................................... $ 30,930,637  $ —
ESG Advanced MSCI USA
Ordinary income .......................................................................................... $ 10,313,476  $ 8,675,446
(a)
The Fund commenced operations on June 6, 2023.
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Climate Conscious & Transition MSCI USA ............................
$ 6,321,434  $ (16,121,811) $ 473,337,654  $ 463,537,277
ESG Advanced MSCI USA .......................................
2,774,675  (28,566,491) 236,461,822  210,670,006
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.
iShares ETF Utilized
ESG Advanced MSCI USA .............................................................................................. $ 1,415,436

Notes to Financial Statements
( continued)
25
Notes to Financial Statements
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Climate Conscious & Transition MSCI USA ............................ $ 1,686,591,108  $ 502,198,559  $ (28,857,850) $ 473,340,709
ESG Advanced MSCI USA ....................................... 910,140,338  284,239,684  (47,773,672) 236,466,012

Notes to Financial Statements
(continued)
26
2024
iShares Annual Financial Statements
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
08/31/24
Year Ended
08/31/23
iShares ETF Shares Amount Shares Amount
Climate Conscious & Transition MSCI USA
(a)
Shares sold ............................................... 6,850,000  $ 388,408,682  43,275,000  $ 2,171,705,502
Shares redeemed ........................................... (17,950,000) (1,009,257,172) (125,000) (6,613,858)
(11,100,000) $ (620,848,490) 43,150,000  $ 2,165,091,644
ESG Advanced MSCI USA
Shares sold ............................................... 7,850,000  $ 335,482,317  2,400,000  $ 75,640,973
Shares redeemed ........................................... (3,950,000) (172,429,765) (1,800,000) (61,315,995)
3,900,000  $ 163,052,552  600,000  $ 14,324,978
(a)
The Fund commenced operations on June 6, 2023.

Report of Independent Registered Public Accounting Firm
27
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
(1)
Statement of operations for the year ended August 31, 2024, and statement of changes in net assets for the year ended August 31, 2024 and the period June 6, 2023 (commencement of operations) through August 31, 2023
(2)
Statement of operations for the year ended August 31, 2024 and statement of changes in net assets for each of the two years in the period ended August 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 24 , 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
    iShares Climate Conscious & Transition MSCI USA ETF
(1)
    iShares ESG Advanced MSCI USA ETF
(2)

Important Tax Information
(unaudited)
28
2024
iShares Annual Financial Statements
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2024:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended August 31, 2024:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Climate Conscious & Transition MSCI USA ................................................................................... $ 29,219,351
ESG Advanced MSCI USA .............................................................................................. 10,466,213
iShares ETF
Qualified Business
Income
Climate Conscious & Transition MSCI USA ................................................................................... $ 1,457,025
ESG Advanced MSCI USA .............................................................................................. 1,117,680
iShares ETF
Dividends-Received
Deduction
Climate Conscious & Transition MSCI USA ................................................................................... 95.25%
ESG Advanced MSCI USA .............................................................................................. 89.60

Additional Information
29
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provide information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
30
2024
iShares Annual Financial Statements
iShares Climate Conscious & Transition MSCI USA ETF, iShares ESG Advanced MSCI USA ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
31
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
32
2024
iShares Annual Financial Statements
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: October 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: October 24, 2024

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: October 24, 2024